UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2017

Date of reporting period: July 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2017 SEMI-ANNUAL REPORT

July 31, 2017

CRESCENT SHORT DURATION HIGH INCOME FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CRESCENT SHORT DURATION HIGH INCOME FUND

The Fund’s investments in high-yield securities, including loans, restricted securities and floating rate securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we are proud to offer a broad range of equity, fixed-income and alternative mutual fund products for institutions and individuals. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced portfolio managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our clients and shareholders meet their long-term financial goals.

Institutional wisdom, enduring value. Since our inception as a pension fiduciary in 1986, American Beacon has focused on identifying and overseeing institutional investment managers and portfolio risk management. In 1987, we leveraged our size and experience to launch a series of sub-advised, multi-

manager mutual funds providing individual investors access to many of the same institutional managers as our pension clients. Following the financial crisis in 2008, we saw that investors were looking for unique solutions from managers who were not necessarily mainstream. In 2010, we began offering mutual funds from single managers with distinctive investment styles or asset classes. As we continue to expand our family of funds, our solutions-based approach provides innovative investments.

Guiding principles. Our “manager of managers” philosophy is built on a long-standing history of innovative thinking, discipline and consistency in applying our solutions-based approach. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style or market strategy – whether through a single sub-advisor or a combination of sub-advisors. Because we take our fiduciary responsibilities very seriously, our thorough manager evaluation and selection process is rigorous and ongoing. Our guiding principles – predictability, style consistency, competitive pricing and long-term relationships – provide a strong foundation for our due-diligence process. Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with asset managers who have adhered to their disciplined processes for many years and through multiple market cycles.

Focus on asset protection and risk mitigation. We strive to provide innovative, long-term products without gimmicks. From offering some of the first multi-manager funds, one of the first retirement-income funds and the first open-end mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process to help protect assets and mitigate risk.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Crescent Short Duration High Income FundSM

Performance Overview

July 31, 2017 (Unaudited)

The Investor Class of the American Beacon Crescent Short Duration High Income Fund (the “Fund”) returned 2.87% for the six-month period ended July 31, 2017, underperforming the Bank of America Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5 Year Index (the “Index”) return of 3.42%. For additional comparison, the Bank of America U.S. High Yield Master II Index returned 4.71%, and the Credit Suisse Leveraged Loan Index returned 2.22% during the period.

Total Returns for the Period ended July 31, 2017
	Ticker	6 Months*	1 Year	Since Inception 10/1/2014
Institutional Class (1,3)	ACHIX	3.06%	7.90%	3.88%
Y Class (1,3)	ACHYX	3.01%	7.67%	3.75%
Investor Class (1,3)	ACHPX	2.87%	7.37%	3.50%
A without Sales Charge (1,3)	ACHAX	2.85%	7.35%	3.43%
A with Sales Charge (1,3)	ACHAX	0.25%	4.69%	2.50%
C without Sales Charge (1,3)	ACHCX	2.47%	6.54%	2.67%
C with Sales Charge (1,3)	ACHCX	1.47%	5.54%	2.67%

BofA Merrill Lynch U.S High Yield Cash Pay BB-B 1-5 Year Index (2)		3.42%	7.97%	4.43%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 2.50%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.	The BofA Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5 Year Index is an unmanaged index that generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.27%, 1.37%, 1.57%, 1.67% and 2.42%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s sub-advisor actively allocates among traditional high-yield, floating-rate bank-loan and private-debt sectors of the bond market to seek attractive risk-adjusted returns with lower volatility than that of the Index. This flexibility allows for dynamic allocation across markets and provides opportunity to invest outside of the traditional indices. During the period, the sub-advisor progressively increased its allocation to traditional high-yield and reduced bank loan exposure. At period end, high-yield represented nearly 80% of Fund assets, bank loans were 10% and private debt held steady at under 10%.

While the subadvisor typically seeks investments in floating-rate bank loans for their attractive risk-adjusted characteristics, this view changed early in the period given the flood of investors into bank loans and the excessive rate-hike expectations from the Federal Reserve System (the “Fed”). As the Fed raised rates, investors flocked into bank loans for their floating-rate coupons, but the subadvisor determined that rate expectations were too aggressive and that the additional yield and duration from traditional high-yield would outperform. The Fund’s Index, however, is 100% traditional high-yield, and any allocation to bank loans would cause the fund to underperform on a relative basis. This was the primary reason for the Fund’s underperformance compared the Index.

2

American Beacon Crescent Short Duration High Income FundSM

Performance Overview

July 31, 2017 (Unaudited)

Within sector allocation, the Fund was underweight some of the more volatile sectors, including energy and retail, which marginally helped performance as they underperformed. Oil prices ended the period lower and traditional retailers suffered under the pressure of on-line competition.

Overall, the Fund performed as expected during the period and delivered attractive risk-adjusted returns.

Top Ten Holdings (% Net Assets)
Sprint Corp., 7.250%, Due 9/15/2021		1.3
T-Mobile USA, Inc., 6.625%, Due 4/1/2023		1.2
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.000%, Due 7/15/2025		0.8
Sirius XM Radio, Inc., 5.000%, Due 8/1/2027		0.8
Block Communications, Inc., 6.875%, Due 2/15/2025		0.7
Ally Financial, Inc., 5.125%, Due 9/30/2024		0.7
Univision Communications, Inc., 5.125%, Due 5/15/2023		0.7
Sabre GLBL, Inc., 5.250%, Due 11/15/2023		0.7
Dean Foods Co., 6.500%, Due 3/15/2023		0.7
Intesa Sanpaolo SpA, 5.017%, Due 6/26/2024		0.7

Total Fund Holdings	360

Sector Weightings (% Investments)
Consumer, Non-Cyclical		18.0
Communications		16.1
Bank Loan Obligations		12.4
Consumer, Cyclical		11.9
Energy		10.4
Financial		8.4
Basic Materials		8.4
Technology		6.6
Industrial		6.6
Utilities		1.2

3

American Beacon Crescent Short Duration High Income FundSM

Expense Examples

July 31, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2017 through July 31, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon FundsSM

Expense Examples

July 31, 2017 (Unaudited)

American Beacon Crescent Short Duration High Income Fund
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period 2/1/2017-7/31/2017*
Institutional Class
Actual	$1,000.00	$1,030.70	$4.28
Hypothetical**	$1,000.00	$1,020.60	$4.26
Y Class
Actual	$1,000.00	$1,030.10	$4.78
Hypothetical**	$1,000.00	$1,020.10	$4.76
Investor Class
Actual	$1,000.00	$1,028.70	$6.19
Hypothetical**	$1,000.00	$1,018.70	$6.16
A Class
Actual	$1,000.00	$1,028.50	$6.29
Hypothetical**	$1,000.00	$1,018.60	$6.26
C Class
Actual	$1,000.00	$1,024.70	$10.04
Hypothetical**	$1,000.00	$1,014.90	$9.99

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.85%, 0.95%, 1.23%, 1.25%, and 2.00% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

5

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 0.01%
Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Energy & Exploration Partners, Inc.A B	3	$-

Health Care - 0.01%
Pharmaceuticals - 0.01%
Millennium Health LLCB	4,651	6,977

Total Common Stocks (Cost $26,255)		6,977

	Principal Amount

BANK LOAN OBLIGATIONS - 13.98%C
Basic Materials - 0.07%
KMG Chemicals Inc, 5.480%, Due 6/15/2024, Term Loan B	$57,500	58,132

Consumer - 0.72%
Caesars Entertainment Resort Properties LLC, 4.734%, Due 10/11/2020, Term Loan B	59,512	60,032
Casablanca US Holdings, Inc., 6.061%, Due 3/15/2024, 1st Lien Term Loan	29,925	30,000
Getty Images, Inc., 4.796%, Due 10/18/2019, Term Loan B	40,205	37,371
iHeartCommunications, Inc., 7.984%, Due 1/30/2019, Term Loan D	59,315	47,880
J.C. Penney Corporation, Inc., 5.450%, Due 6/23/2023, 2016 Term Loan B	38,223	37,972
RSC Acquisition, Inc., 6.546%, Due 11/30/2022, Term Loan	246,263	242,569
Shearer’s Foods, Inc.,
5.234%, Due 6/30/2021, 1st Lien Term Loan	44,424	44,387
5.546%, Due 6/30/2021, Incremental Term Loan	9,850	9,875
Strategic Partners, Inc., 5.734%, Due 6/30/2023, 2016 Term Loan	119,401	120,893

		630,979

Defense - 0.14%
MacDonald, Dettwiler and Associates Ltd., 0.000%, Due 7/6/2024, Term Loan BD	125,000	124,974

Energy - 0.83%
California Resources Corporation, 11.600%, Due 12/31/2021, Second Out Term Loan	12,000	12,906
Chesapeake Energy Corporation, 8.686%, Due 8/23/2021, Term Loan	29,459	31,602
Chief Exploration & Development LLC, 7.932%, Due 5/16/2021, 2nd Lien Term Loan	250,000	242,918
CITGO Petroleum Corporation, 4.796%, Due 7/29/2021, New Term Loan B	124,361	124,568
Cortes NP Acquisition Corporation, 5.234%, Due 11/30/2023, 2017 Term Loan B	100,492	101,371
Energy & Exploration Partners, Inc., 2.500%, Due 5/13/2022, 2016 2nd Lien PIK Term Loan	6,506	1,952
Energy Future Intermediate HL, 4.296%, Due 6/30/2018, DIP 1st Lien Term Loan	125,000	124,844
MEG Energy Corp., 4.733%, Due 12/31/2023, 2017 Term Loan B	26,747	26,597
Peabody Energy Corporation, 5.734%, Due 3/31/2022, Exit Term Loan	58,445	58,927

		725,685

Financial - 1.95%
Acrisure LLC, 6.296%, Due 11/22/2023, 2016 Term Loan B	128,129	129,692
Americold Realty Operating Partnership, L.P., 4.984%, Due 12/1/2022, 2016 Term Loan B	79,675	80,671
Ascensus, Inc., 5.296%, Due 12/3/2022, 2017 Term Loan	48,635	49,182
AssuredPartners, Inc., 4.734%, Due 10/21/2022, 2017 Term Loan	124,742	124,943
Asurion LLC,
4.484%, Due 8/4/2022, New Term Loan B4	166,998	167,534
0.000%, Due 7/11/2025, 2017 2nd Lien Term LoanD	125,000	128,086
Capital Automotive L.P., 7.240%, Due 3/24/2025, 2017 2nd Lien Term Loan	125,000	126,954
Cision US Inc., 7.194%, Due 6/16/2023, Term Loan B	85,709	86,352
Edgewood Partners Insurance Center, 6.234%, Due 3/16/2023, 2017 1st Lien Term Loan B	49,000	49,000
Endo Luxembourg Finance Company I S.a r.l., 5.500%, Due 4/29/2024, 2017 Term Loan B	125,000	126,875
Focus Financial Partners LLC, 4.549%, Due 7/3/2024, 1st Lien Term Loan	125,000	126,250
Higginbotham & Associates LLC, 6.234%, Due 11/25/2021, 1st Lien Term Loan	206,976	207,493
Istar, Inc., 4.976%, Due 7/1/2020, 2016 Term Loan B	84,615	85,567
VFH Parent LLC, 0.000%, Due 12/30/2021, EscrowD	131,500	133,308
WEX Inc., 3.984%, Due 6/30/2023, 2017 Term Loan B2	87,379	88,277

		1,710,184

See accompanying notes

6

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONS - 13.98% (continued)
Health Care - 1.00%
Affordable Care Holding Corp., 5.984%, Due 10/22/2022, 2015 1st Lien Term Loan	$49,250	$49,250
Air Methods Corporation, 4.796%, Due 4/21/2024, 2017 Term Loan B	122,930	122,469
Amneal Pharmaceuticals LLC, 4.796%, Due 11/1/2019, New Term Loan	65,173	65,678
Curo Health Services Holdings, Inc., 5.932%, Due 2/7/2022, 2015 1st Lien Term Loan	114,696	115,795
inVentiv Health, Inc., 4.952%, Due 11/9/2023, 2016 Term Loan B	83,625	83,670
Onex Carestream Finance LP, 5.275%, Due 6/7/2019, 1st Lien Term Loan	118,617	118,448
Press Ganey Holdings, Inc., 4.484%, Due 10/21/2023, 1st Lien Term Loan	37,478	37,689
Prospect Medical Holdings, Inc., 7.250%, Due 6/30/2022, Term Loan	74,250	74,993
Surgery Center Holdings, Inc., 0.000%, Due 6/6/2024, 2017 Term Loan BD	125,000	126,094
Valeant Pharmaceuticals International, Inc., 5.980%, Due 4/1/2022, Term Loan B F1	77,760	79,200

		873,286

Manufacturing - 2.47%
American Bath Group LLC, 6.546%, Due 9/30/2023, 2017 Term Loan B	248,747	251,441
Anchor Glass Container Corporation, 8.974%, Due 12/7/2024, 2016 2nd Lien Term Loan	27,185	27,525
ASP Chromaflo Dutch I B.V., 5.234%, Due 11/18/2023, Term Loan B2	70,306	70,614
ASP Chromaflo Intermediate Holdings, Inc., 5.234%, Due 11/18/2023, Term Loan B1	54,069	54,305
Avantor Performance Materials Holdings LLC, 5.240%, Due 3/10/2024, 2017 1st Lien Term Loan	81,040	81,040
Berlin Packaging LLC, 4.508%, Due 10/1/2021, 2017 Term Loan B	124,681	125,305
BWAY Holding Company, 4.474%, Due 4/3/2024, 2017 Term Loan B	49,000	49,245
Consolidated Container Company LLC, 4.730%, Due 5/22/2024, 2017 1st Lien Term Loan	125,000	125,937
CPG International Inc., 5.046%, Due 5/3/2024, 2017 Term Loan	124,688	126,090
Duravant LLC, 4.556%, Due 7/19/2024, USD 1st Lien Term Loan	125,000	125,313
Emerald Performance Materials LLC, 4.734%, Due 8/1/2021, New 1st Lien Term Loan	124,880	126,052
Flex Acquisition Company, Inc., 4.549%, Due 12/29/2023, 1st Lien Term Loan	124,688	125,356
Global Brass & Copper, Inc., 4.500%, Due 7/18/2023, 2016 Term Loan B	125,000	126,406
MacDermid, Inc., 4.734%, Due 6/7/2020, USD Term Loan B5	42,598	42,856
Netsmart Technologies, Inc., 5.796%, Due 4/19/2023, 2016 Term Loan C1	39,699	40,096
PLZ Aeroscience Corporation, 4.781%, Due 7/31/2022, USD Term Loan	39,806	40,021
PQ Corporation, 5.561%, Due 11/4/2022, 2016 USD Term Loan	141,078	141,642
Road Infrastructure Investment LLC, 4.728%, Due 6/13/2023, 2016 1st Lien Term Loan	77,420	77,752
SHO Holding I Corporation, 6.234%, Due 10/27/2022, Term Loan	246,250	246,250
Tank Holding Corp., 5.546%, Due 3/16/2022, Refi Term Loan	85,435	85,826
Vencore, Inc., 6.046%, Due 11/23/2019, 1st Lien Term Loan	74,212	74,737

		2,163,809

Media - 0.15%
Mission Broadcasting, Inc., 3.738%, Due 1/17/2024, 2017 Term Loan B2	2,325	2,345
Univision Communications, Inc., 3.980%, Due 3/15/2024, Term Loan C5	125,000	124,496

		126,841

Service - 3.93%
Academy, Ltd., 5.242%, Due 7/1/2022, 2015 Term Loan B	23,585	18,433
Acosta Holdco, Inc., 4.484%, Due 9/26/2021, 2015 Term Loan	25,242	22,959
ADMI Corp., 5.028%, Due 4/30/2022, 2015 Term Loan B	41,349	41,789
Albany Molecular Research, Inc.,
0.000%, Due 7/19/2024, 2017 1st Lien Term LoanD	125,000	125,938
0.000%, Due 7/19/2025, 2017 2nd Lien Term LoanD	125,000	127,187
Allied Universal Holdco LLC, 5.046%, Due 7/28/2022, 2015 Term Loan	84,491	84,570
Ascend Learning LLC, 4.530%, Due 7/5/2022, 2017 Term Loan B	125,000	125,976
ATI Holdings Acquisition, Inc., 5.801%, Due 5/10/2023, 2016 Term Loan	99,890	100,847
Bass Pro Group LLC, 6.296%, Due 12/16/2023, Term Loan B	51,028	49,699
BioClinica, Inc., 5.562%, Due 10/20/2023, 1st Lien Term Loan	86,245	85,023
BJ’s Wholesale Club, Inc., 4.968%, Due 2/3/2024, 2017 1st Lien Term Loan	41,869	40,936
Brand Energy & Infrastructure Services, Inc., 5.507%, Due 6/21/2024, 2017 Term Loan	125,000	125,938
Brickman Group Ltd. LLC, 7.726%, Due 12/17/2021, 2nd Lien Term Loan	58,511	58,632
California Pizza Kitchen, Inc., 7.300%, Due 8/23/2022, 2016 Term Loan	248,125	247,505
Careerbuilder LLC, 8.061%, Due 7/27/2023, 1st Lien Term Loan	36,000	34,920
EMI Music Publishing Limited, 0.000%, Due 8/22/2022, New Term Loan BD	21	21

See accompanying notes

7

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONS - 13.98% (continued)
Service - 3.93% (continued)
Engility Corporation, 5.052%, Due 8/12/2023, Term Loan B2	$34,059	$34,460
Fort Dearborn Company, 5.299%, Due 10/19/2023, 2016 1st Lien Term Loan	67,054	67,222
Heartland Dental LLC, 6.060%, Due 7/13/2023, 2017 1st Lien Term Loan	57,500	57,536
IG Investment Holdings LLC, 5.296%, Due 10/31/2021, 2017 Term Loan	124,688	125,584
Jo-Ann Stores, Inc., 6.391%, Due 10/20/2023, 2016 Term Loan	22,355	22,383
Kingpin Intermediate Holdings LLC, 5.480%, Due 6/28/2024, 2017 1st Lien Term Loan B	125,000	126,250
Mister Car Wash Holdings, Inc., 5.004%, Due 8/20/2021, Term Loan B	124,232	124,440
Neiman Marcus Group Ltd LLC, 4.474%, Due 10/25/2020, 2020 Term Loan	19,252	14,204
NMSC Holdings, Inc., 6.296%, Due 4/19/2023, 1st Lien Term Loan	47,144	47,498
NVA Holdings, Inc., 4.796%, Due 8/14/2021, Delayed Draw Term Loan B2E	61,234	61,636
Paradigm Acquisition Corp., 6.418%, Due 6/2/2022, Term Loan	229,095	228,809
Petco Animal Supplies, Inc., 4.311%, Due 1/26/2023, 2017 Term Loan B	36,393	32,897
Playpower, Inc., 6.046%, Due 6/23/2021, 2015 1st Lien Term Loan	246,231	247,462
Rentpath, Inc., 6.490%, Due 12/17/2021, 1st Lien Term Loan	120,019	120,119
Spin Holdco Inc., 4.977%, Due 11/14/2022, 2017 Term Loan B	50,000	50,000
Tribune Media Company,
4.234%, Due 12/27/2020, Term Loan	4,450	4,461
4.234%, Due 1/27/2024, Term Loan C	55,462	55,614
USIC Holdings, Inc., 4.923%, Due 12/8/2023, 2017 Term Loan B	131,361	132,265
Vestcom Parent Holdings, Inc., 7.500%, Due 12/19/2023, 2016 1st Lien Term Loan	125,014	125,014
Vistage Worldwide, Inc, 6.734%, Due 8/19/2021, Term Loan B	99,403	99,651
William Morris Endeavor Entertainment LLC, 4.490%, Due 5/6/2021, 1st Lien Term Loan	122,754	123,521
World Triathlon Corp., 5.546%, Due 6/26/2021, Term Loan	249,357	250,604

		3,442,003

Technology - 1.67%
Almonde, Inc.,
4.736%, Due 6/13/2024, USD 1st Lien Term Loan	57,160	57,605
8.459%, Due 6/13/2025, USD 2nd Lien Term Loan	124,825	128,075
Avast Software B.V., 4.546%, Due 9/30/2023, 2017 USD Term Loan B	102,148	103,023
BMC Software Finance, Inc., 5.234%, Due 9/10/2022, 2017 USD Term Loan	111,605	112,294
Compuware Corp., 5.550%, Due 12/15/2021, Term Loan B3	107,322	107,591
Epicor Software Corporation, 4.990%, Due 6/1/2022, 1st Lien Term Loan	125,000	125,508
Omnitracs, Inc., 5.050%, Due 11/25/2020, 1st Lien Term Loan	73,977	74,470
Scientific Games International, Inc., 0.000%, Due 8/14/2024, 2017 Term Loan B4D	125,000	124,375
SMS Systems Maintenance Services, Inc., 6.234%, Due 10/30/2023, 2016 1st Lien Term Loan	88,794	88,572
Sophia, L.P., 4.546%, Due 9/30/2022, 2017 Term Loan B	95,699	95,859
Survey Sampling International LLC,
6.296%, Due 12/4/2020, 1st Lien Term Loan B	122,187	121,882
10.296%, Due 12/4/2021, 2nd Lien Term Loan	125,000	122,500
Triple Point Technology, Inc., 5.546%, Due 7/10/2020, 1st Lien Term Loan	84,451	78,398
Vivid Seats Ltd., 5.296%, Due 6/30/2024, 2017 1st Lien Term Loan	125,000	126,016

		1,466,168

Telecommunications - 0.56%
Aerial Merger Sub, Inc., 0.000%, Due 2/28/2024, Term Loan B2D	125,000	126,510
LTS Buyer LLC, 4.546%, Due 4/13/2020, 1st Lien Term Loan	24,490	24,575
Merrill Communications LLC, 6.561%, Due 6/1/2022, 2015 Term Loan	89,229	89,675
Numericable U.S. LLC, 4.560%, Due 1/14/2025, USD Term Loan B10	125,000	125,580
Peak 10, Inc., 0.000%, Due 7/18/2024, 2017 1st Lien Term LoanD	125,000	125,469

		491,809

Transportation - 0.14%
American Tire Distributors Holdings, Inc., 5.484%, Due 9/1/2021, 2015 Term Loan	124,681	125,695

Utilities - 0.35%
Helix Gen Funding LLC, 4.960%, Due 6/2/2024, Term Loan B	107,698	108,667
Murray Energy Corporation, 8.546%, Due 4/16/2020, Term Loan B2	45,806	44,489
Nautilus Power LLC, 5.734%, Due 4/26/2024, Term Loan B	24,958	25,020
TPF II Power LLC, 5.234%, Due 10/2/2023, Term Loan B	124,266	124,926

		303,102

Total Bank Loan Obligations (Cost $12,175,252)		12,242,667

See accompanying notes

8

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 64.80%
Basic Materials - 5.18%
AK Steel Corp., 8.375%, Due 4/1/2022	$500,000	$521,875
Aleris International, Inc., 9.500%, Due 4/1/2021F	150,000	158,250
CF Industries, Inc.,
7.125%, Due 5/1/2020	300,000	330,000
5.150%, Due 3/15/2034	250,000	229,375
Chemours Co.,
6.625%, Due 5/15/2023	200,000	214,772
7.000%, Due 5/15/2025	400,000	446,000
Clearwater Paper Corp., 4.500%, Due 2/1/2023	500,000	495,000
Coeur Mining, Inc., 5.875%, Due 6/1/2024F	275,000	271,562
Freeport-McMoRan, Inc., 3.550%, Due 3/1/2022	450,000	436,500
Hexion, Inc., 6.625%, Due 4/15/2020	250,000	234,688
Huntsman International LLC, 5.125%, Due 11/15/2022	250,000	265,313
PQ Corp., 6.750%, Due 11/15/2022F	100,000	108,302
Tronox Finance LLC, 6.375%, Due 8/15/2020	250,000	251,250
United States Steel Corp.,
6.875%, Due 4/1/2021	21,000	21,761
8.375%, Due 7/1/2021F	200,000	221,250
Venator Finance S.a.r.l. / Venator Materials Corp., 5.750%, Due 7/15/2025F	325,000	333,937

		4,539,835

Communications - 12.14%
AMC Networks, Inc.,
5.000%, Due 4/1/2024	125,000	128,750
4.750%, Due 8/1/2025	50,000	50,440
Block Communications, Inc., 6.875%, Due 2/15/2025F	600,000	646,500
Cablevision Systems Corp.,
7.750%, Due 4/15/2018	250,000	258,750
5.875%, Due 9/15/2022	550,000	580,937
CenturyLink, Inc.,
5.800%, Due 3/15/2022, Series T	125,000	129,844
7.500%, Due 4/1/2024, Series Y	200,000	217,250
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, Due 12/15/2021F	250,000	255,545
DISH DBS Corp.,
5.125%, Due 5/1/2020	250,000	262,450
5.000%, Due 3/15/2023	500,000	518,595
Frontier Communications Corp.,
7.125%, Due 3/15/2019	250,000	254,687
11.000%, Due 9/15/2025	50,000	45,813
Level 3 Financing, Inc.,
5.375%, Due 1/15/2024	400,000	421,000
5.250%, Due 3/15/2026	250,000	265,625
Match Group, Inc., 6.375%, Due 6/1/2024	300,000	326,625
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, Due 4/15/2022F	250,000	257,812
Plantronics, Inc., 5.500%, Due 5/31/2023F	500,000	523,125
Qwest Corp., 6.750%, Due 12/1/2021	25,000	27,613
Salem Media Group, Inc., 6.750%, Due 6/1/2024F	75,000	77,813
Sinclair Television Group, Inc.,
5.375%, Due 4/1/2021	250,000	256,875
6.125%, Due 10/1/2022	150,000	155,250
Sirius XM Radio, Inc., 5.000%, Due 8/1/2027F	650,000	663,897
Sprint Communications, Inc., 6.000%, Due 11/15/2022	425,000	448,375
Sprint Corp., 7.250%, Due 9/15/2021	1,000,000	1,110,000
T-Mobile USA, Inc., 6.625%, Due 4/1/2023	1,000,000	1,057,500
Townsquare Media, Inc., 6.500%, Due 4/1/2023F	175,000	176,313
Univision Communications, Inc.,
5.125%, Due 5/15/2023F	625,000	637,500
5.125%, Due 2/15/2025F	100,000	100,250

See accompanying notes

9

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 64.80% (continued)
Communications - 12.14% (continued)
VeriSign, Inc., 4.750%, Due 7/15/2027F	$375,000	$380,625
Windstream Services LLC,
7.750%, Due 10/15/2020	200,000	192,000
6.375%, Due 8/1/2023	50,000	40,875
Zayo Group LLC / Zayo Capital, Inc., 5.750%, Due 1/15/2027F	150,000	159,000

		10,627,634

Consumer, Cyclical - 8.50%
Allison Transmission, Inc., 5.000%, Due 10/1/2024F	500,000	517,500
Ashton Woods USA LLC / Ashton Woods Finance Co.,
6.875%, Due 2/15/2021F	500,000	515,000
6.750%, Due 8/1/2025F	225,000	227,250
AV Homes, Inc., 6.625%, Due 5/15/2022F	400,000	414,000
CEC Entertainment, Inc., 8.000%, Due 2/15/2022	500,000	523,750
Century Communities, Inc., 5.875%, Due 7/15/2025F	350,000	350,875
EMI Music Publishing Group North America Holdings, Inc., 7.625%, Due 6/15/2024F	225,000	249,750
Guitar Center, Inc., 6.500%, Due 4/15/2019F	250,000	223,125
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, Due 2/15/2019F	250,000	246,875
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, Due 6/1/2026F	500,000	530,000
M/I Homes, Inc., 5.625%, Due 8/1/2025F	200,000	200,000
MDC Holdings, Inc., 5.500%, Due 1/15/2024	500,000	535,000
Pinnacle Entertainment, Inc., 5.625%, Due 5/1/2024F	125,000	129,688
Sabre GLBL, Inc., 5.250%, Due 11/15/2023F	600,000	624,000
Scientific Games International, Inc., 10.000%, Due 12/1/2022	500,000	557,500
Sonic Automotive, Inc., 6.125%, Due 3/15/2027	75,000	75,375
Springs Industries, Inc., 6.250%, Due 6/1/2021	375,000	385,312
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, Due 6/1/2024	275,000	271,563
Tempur Sealy International, Inc., 5.625%, Due 10/15/2023	475,000	495,781
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, Due 3/1/2025F	350,000	368,301

		7,440,645

Consumer, Non-Cyclical - 15.18%
Ahern Rentals, Inc., 7.375%, Due 5/15/2023F	125,000	110,625
APX Group, Inc.,
8.750%, Due 12/1/2020	300,000	308,250
7.875%, Due 12/1/2022	350,000	380,625
Ashtead Capital, Inc., 5.625%, Due 10/1/2024F	375,000	403,125
Booz Allen Hamilton, Inc., 5.125%, Due 5/1/2025F	150,000	149,625
Cardtronics, Inc., 5.125%, Due 8/1/2022	250,000	255,000
Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, Due 5/1/2025F	200,000	206,000
Central Garden & Pet Co., 6.125%, Due 11/15/2023	225,000	240,750
CHS/Community Health Systems, Inc.,
8.000%, Due 11/15/2019	350,000	350,437
7.125%, Due 7/15/2020	300,000	289,125
6.250%, Due 3/31/2023	100,000	102,500
Cott Beverages, Inc., 5.375%, Due 7/1/2022	500,000	518,750
Cott Holdings, Inc., 5.500%, Due 4/1/2025F	175,000	183,969
DaVita, Inc.,
5.750%, Due 8/15/2022	100,000	103,250
5.125%, Due 7/15/2024	500,000	514,062
Dean Foods Co., 6.500%, Due 3/15/2023F	600,000	621,750
Dole Food Co., Inc., 7.250%, Due 6/15/2025F	50,000	53,000
Eagle Holding Co. II LLC, 7.625%, Due 5/15/2022, PIKF	250,000	260,000
Endo Finance LLC / Endo Finco, Inc., 5.375%, Due 1/15/2023F	250,000	213,750
HCA, Inc.,
5.875%, Due 5/1/2023	500,000	546,875
5.375%, Due 2/1/2025	100,000	106,500
HealthSouth Corp., 5.750%, Due 11/1/2024	400,000	408,000

See accompanying notes

10

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 64.80% (continued)
Consumer, Non-Cyclical - 15.18% (continued)
Herc Rentals, Inc., 7.500%, Due 6/1/2022F	$270,000	$292,275
Horizon Pharma, Inc., 6.625%, Due 5/1/2023	40,000	37,900
Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.750%, Due 11/1/2024F	75,000	76,594
KAR Auction Services, Inc., 5.125%, Due 6/1/2025F	125,000	130,313
Kindred Healthcare, Inc., 6.375%, Due 4/15/2022	400,000	371,000
Kronos Acquisition Holdings, Inc., 9.000%, Due 8/15/2023F	175,000	175,875
LifePoint Health, Inc.,
5.875%, Due 12/1/2023	525,000	557,812
5.375%, Due 5/1/2024	150,000	156,390
MEDNAX, Inc., 5.250%, Due 12/1/2023F	225,000	231,750
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, Due 10/1/2022F	200,000	208,250
Monitronics International, Inc., 9.125%, Due 4/1/2020	325,000	304,688
Nature’s Bounty Co., 7.625%, Due 5/15/2021F	400,000	431,000
Post Holdings, Inc., 6.000%, Due 12/15/2022F	500,000	528,750
Spectrum Brands, Inc., 5.750%, Due 7/15/2025	550,000	588,500
Syniverse Foreign Holdings Corp., 9.125%, Due 1/15/2022F	500,000	501,250
Tenet Healthcare Corp.,
4.750%, Due 6/1/2020	200,000	207,250
6.750%, Due 6/15/2023	200,000	197,500
United Rentals North America, Inc.,
5.750%, Due 11/15/2024	150,000	159,375
5.500%, Due 7/15/2025	250,000	263,750
5.500%, Due 5/15/2027	200,000	211,000
Universal Health Services, Inc., 4.750%, Due 8/1/2022F	350,000	359,625
Universal Hospital Services, Inc., 7.625%, Due 8/15/2020	450,000	457,875
Vector Group Ltd., 6.125%, Due 2/1/2025F	500,000	515,000

		13,289,690

Energy - 8.71%
Antero Resources Corp., 5.125%, Due 12/1/2022	300,000	304,500
Archrock Partners LP / Archrock Partners Finance Corp., 6.000%, Due 4/1/2021	250,000	247,500
Calfrac Holdings LP, 7.500%, Due 12/1/2020F	350,000	321,125
California Resources Corp., 8.000%, Due 12/15/2022F	300,000	191,250
Carrizo Oil & Gas, Inc., 7.500%, Due 9/15/2020	250,000	253,594
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	95,000	96,188
8.000%, Due 12/15/2022F	31,000	32,860
Continental Resources, Inc., 5.000%, Due 9/15/2022	100,000	99,062
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.250%, Due 4/1/2023	200,000	203,750
CSI Compressco LP / CSI Compressco Finance, Inc., 7.250%, Due 8/15/2022	300,000	280,875
Denbury Resources, Inc.,
9.000%, Due 5/15/2021F	250,000	238,125
5.500%, Due 5/1/2022	100,000	54,250
EP Energy LLC / Everest Acquisition Finance, Inc.,
9.375%, Due 5/1/2020	325,000	276,656
8.000%, Due 11/29/2024F	175,000	176,750
FTS International, Inc., 8.746%, Due 6/15/2020F G	400,000	406,000
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, Due 6/15/2024	400,000	386,000
Hilcorp Energy I LP / Hilcorp Finance Co., 5.000%, Due 12/1/2024G	300,000	284,850
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.750%, Due 4/1/2022	350,000	262,500
Laredo Petroleum, Inc., 5.625%, Due 1/15/2022	250,000	252,812
Lonestar Resources America, Inc., 8.750%, Due 4/15/2019G	150,000	144,750
Murphy Oil USA, Inc., 5.625%, Due 5/1/2027	575,000	605,187
Nabors Industries, Inc., 5.500%, Due 1/15/2023	425,000	404,728
Parker Drilling Co., 6.750%, Due 7/15/2022	250,000	193,125
Parsley Energy LLC / Parsley Finance Corp., 5.375%, Due 1/15/2025G	200,000	204,000
Peabody Energy Corp., 6.000%, Due 3/31/2022G	75,000	76,500

See accompanying notes

11

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 64.80% (continued)
Energy - 8.71% (continued)
Pioneer Energy Services Corp., 6.125%, Due 3/15/2022	$100,000	$80,500
QEP Resources, Inc., 6.875%, Due 3/1/2021	250,000	261,875
Sanchez Energy Corp., 6.125%, Due 1/15/2023	300,000	244,500
SM Energy Co.,
5.625%, Due 6/1/2025	175,000	163,625
6.750%, Due 9/15/2026	200,000	199,000
Southwestern Energy Co., 5.800%, Due 1/23/2020	150,000	154,875
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, Due 8/15/2022	125,000	125,625
Sunoco LP / Sunoco Finance Corp., 6.375%, Due 4/1/2023	125,000	131,563
WPX Energy, Inc., 7.500%, Due 8/1/2020	250,000	267,500

		7,626,000

Financial - 6.06%
Ally Financial, Inc., 5.125%, Due 9/30/2024	600,000	639,600
Credit Acceptance Corp., 6.125%, Due 2/15/2021	575,000	589,375
CyrusOne LP / CyrusOne Finance Corp.,
5.000%, Due 3/15/2024F	100,000	104,000
5.375%, Due 3/15/2027F	125,000	132,031
Equinix, Inc.,
5.375%, Due 1/1/2022	250,000	261,875
5.875%, Due 1/15/2026	250,000	273,750
FelCor Lodging LP, 5.625%, Due 3/1/2023	375,000	389,531
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
6.000%, Due 8/1/2020	300,000	308,250
6.250%, Due 2/1/2022, Series WI	100,000	104,094
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, Due 8/1/2021F	90,000	92,025
OneMain Financial Holdings LLC, 6.750%, Due 12/15/2019F	400,000	418,800
RHP Hotel Properties LP / RHP Finance Corp., 5.000%, Due 4/15/2023	550,000	566,500
SBA Communications Corp., 4.875%, Due 7/15/2022	400,000	415,352
Springleaf Finance Corp., 5.250%, Due 12/15/2019	500,000	520,625
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC,
6.000%, Due 4/15/2023F	75,000	77,250
8.250%, Due 10/15/2023	300,000	309,000
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.750%, Due 6/15/2022F	100,000	105,014

		5,307,072

Industrial - 3.54%
Energizer Holdings, Inc., 5.500%, Due 6/15/2025F	500,000	526,250
Gibraltar Industries, Inc., 6.250%, Due 2/1/2021	250,000	258,438
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, Due 12/15/2023F	200,000	215,500
Ingram Micro, Inc.,
5.000%, Due 8/10/2022	100,000	101,888
5.450%, Due 12/15/2024	350,000	360,703
NCI Building Systems, Inc., 8.250%, Due 1/15/2023F	250,000	270,000
Standard Industries, Inc., 5.375%, Due 11/15/2024F	500,000	526,250
TransDigm, Inc., 6.000%, Due 7/15/2022	550,000	574,750
Tutor Perini Corp., 6.875%, Due 5/1/2025F	250,000	268,750

		3,102,529

Technology - 4.34%
Advanced Micro Devices, Inc., 7.000%, Due 7/1/2024	250,000	268,125
BMC Software Finance, Inc., 8.125%, Due 7/15/2021F	500,000	517,500
Entegris, Inc., 6.000%, Due 4/1/2022F	250,000	261,785
First Data Corp., 7.000%, Due 12/1/2023F	425,000	458,469
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, Due 5/1/2021, PIKF	150,000	155,250
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.000%, Due 7/15/2025F	675,000	702,844
Micron Technology, Inc., 5.500%, Due 2/1/2025	33,000	35,011
NCR Corp., 5.000%, Due 7/15/2022	500,000	512,500
Solera LLC / Solera Finance, Inc., 10.500%, Due 3/1/2024F	300,000	345,000
Western Digital Corp., 7.375%, Due 4/1/2023F	500,000	548,750

		3,805,234

See accompanying notes

12

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 64.80% (continued)
Utilities - 1.15%
AES Corp.,
5.500%, Due 3/15/2024	$250,000	$261,250
6.000%, Due 5/15/2026	125,000	134,063
Dynegy, Inc., 7.375%, Due 11/1/2022	250,000	252,550
NRG Energy, Inc.,
6.250%, Due 7/15/2022	100,000	104,875
6.625%, Due 3/15/2023	250,000	258,906

		1,011,644

Total Corporate Obligations (Cost $55,612,278)		56,750,283

FOREIGN CORPORATE OBLIGATIONS - 15.78%
Basic Materials - 2.37%
Alcoa Nederland Holding B.V., 7.000%, Due 9/30/2026F	500,000	555,000
Constellium N.V., 5.750%, Due 5/15/2024F	100,000	97,000
FMG Resources August 2006 Pty Ltd., 9.750%, Due 3/1/2022F	100,000	113,620
Hudbay Minerals, Inc., 7.250%, Due 1/15/2023F	250,000	270,938
INEOS Group Holdings S.A., 5.625%, Due 8/1/2024F	250,000	258,750
New Gold, Inc., 6.250%, Due 11/15/2022F	400,000	414,000
NOVA Chemicals Corp., 4.875%, Due 6/1/2024F	125,000	125,781
Perstorp Holding AB, 8.500%, Due 6/30/2021F	225,000	240,750

		2,075,839

Communications - 2.89%
Altice Luxembourg S.A., 7.750%, Due 5/15/2022F	400,000	425,000
SFR Group S.A., 6.000%, Due 5/15/2022F	350,000	366,180
Telecom Italia SpA/Milano, 5.303%, Due 5/30/2024F	400,000	441,000
Virgin Media Finance PLC, 6.375%, Due 4/15/2023F	500,000	525,000
VTR Finance B.V., 6.875%, Due 1/15/2024F	290,000	309,213
Ziggo Bond Finance B.V., 6.000%, Due 1/15/2027F	150,000	155,079
Ziggo Secured Finance B.V., 5.500%, Due 1/15/2027F	300,000	310,500

		2,531,972

Consumer, Cyclical - 2.16%
Fiat Chrysler Automobiles N.V., 5.250%, Due 4/15/2023	150,000	155,813
International Game Technology PLC, 6.500%, Due 2/15/2025F	500,000	551,875
Mclaren Finance PLC, 5.750%, Due 8/1/2022F	375,000	384,375
Melco Resorts Finance Ltd., 4.875%, Due 6/6/2025F	225,000	223,296
Silversea Cruise Finance Ltd., 7.250%, Due 2/1/2025F	250,000	269,062
Viking Cruises Ltd., 6.250%, Due 5/15/2025F	300,000	306,000

		1,890,421

Consumer, Non-Cyclical - 1.40%
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025F	100,000	106,750
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, Due 7/15/2023F	200,000	173,375
IHS Markit Ltd., 5.000%, Due 11/1/2022F	325,000	348,628
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC, 5.625%, Due 10/15/2023F	350,000	335,125
Valeant Pharmaceuticals International, Inc., 7.000%, Due 3/15/2024F	250,000	266,250

		1,230,128

Energy - 1.15%
MEG Energy Corp., 6.375%, Due 1/30/2023F	300,000	251,250
Transocean, Inc., 8.375%, Due 12/15/2021	250,000	264,375
Weatherford International Ltd., 5.125%, Due 9/15/2020	500,000	487,500

		1,003,125

Financial - 1.88%
Dana Financing Luxembourg S.a.r.l., 5.750%, Due 4/15/2025F	250,000	260,000
Fly Leasing Ltd., 6.750%, Due 12/15/2020	500,000	523,125
Intesa Sanpaolo SpA, 5.017%, Due 6/26/2024F	600,000	612,181
Royal Bank of Scotland Group PLC, 4.700%, Due 7/3/2018	250,000	255,320

		1,650,626

See accompanying notes

13

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 15.78% (continued)
Industrial - 2.67%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.,
4.625%, Due 5/15/2023F	$50,000	$51,125
7.250%, Due 5/15/2024F	500,000	551,875
Bombardier, Inc., 6.000%, Due 10/15/2022F	300,000	305,625
Cemex S.A.B. de C.V., 7.750%, Due 4/16/2026F	500,000	573,750
Coveris Holdings S.A., 7.875%, Due 11/1/2019F	350,000	346,500
Park Aerospace Holdings Ltd., 5.500%, Due 2/15/2024F	500,000	509,063

		2,337,938

Technology - 1.26%
Open Text Corp., 5.875%, Due 6/1/2026F	550,000	595,375
Seagate HDD Cayman, 4.750%, Due 6/1/2023	500,000	503,750

		1,099,125

Total Foreign Corporate Obligations (Cost $13,506,014)		13,819,174

	Shares

SHORT-TERM INVESTMENTS - 5.04% (Cost $4,408,327)
Investment Companies - 5.04%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%H I	4,408,327	4,408,327

TOTAL INVESTMENTS - 99.61% (Cost $85,728,126)		87,227,428
OTHER ASSETS, NET OF LIABILITIES - 0.39%		345,300

TOTAL NET ASSETS - 100.00%		$87,572,728

Percentages are stated as a percent of net assets.

A Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

B Non-income producing security.

C Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

D Coupon rates are not available for bank loans that are unsettled and/or unfunded as of July 31, 2017.

E Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $61,636 or 0.07% of net assets. Of this amount, $61,636 relate to NVA Holdings, Inc.

F Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $34,651,540 or 39.57% of net assets. The Fund has no right to demand registration of these securities.

G The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

H The Fund is affiliated by having the same investment advisor.

I 7-day effective yield.

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

See accompanying notes

14

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2017, the investments were classified as described below:

Crescent Short Duration High Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$6,977	$-	$0	(1)	$6,977
Bank Loan Obligations	-	12,242,667	-		12,242,667
Corporate Obligations	-	56,750,283	-		56,750,283
Foreign Corporate Obligations	-	13,819,174	-		13,819,174
Short-Term Investments	4,408,327	-	-		4,408,327

Total Investments in Securities - Assets	$4,415,304	$82,812,124	$-		$87,227,428

(1)	Investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. As of July 31, 2017, the Fund had no transfers between Level 1 and Level 2, and common stock was transferred with a value of $0 from Level 2 to Level 3.

The following table is a reconciliation of Level 3 assets within the Crescent Short Duration High Income Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2017	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2017		Change in Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$ -	$ -	$ -	$-	$-	$(3,000)	$0	$-	$0	(1)	$(3,000)

** Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Investments held in the Fund’s portfolio with $0 fair value.

The common stocks classified as Level 3 were fair valued using private valuation reports provided to the Fund’s Sub-Advisor from a pricing vendor.

See accompanying notes

15

American Beacon Crescent Short Duration High Income FundSM

Statement of Assets and Liabilities

July 31, 2017 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$82,819,101
Investments in affiliated securities, at fair value‡	4,408,327
Dividends and interest receivable	1,115,505
Receivable for investments sold	1,687,907
Receivable for fund shares sold	2,000,026
Receivable for expense reimbursement (Note 2)	14,413
Prepaid expenses	25,593

Total assets	92,070,872

Liabilities:
Payable for investments purchased	4,363,415
Payable for fund shares redeemed	11,486
Cash due to custodian	7,698
Dividends payable	3,191
Management and investment advisory fees payable	52,946
Service fees payable	1,802
Transfer agent fees payable (Note 2)	1,178
Custody and fund accounting fees payable	13,747
Professional fees payable	42,619
Trustee fees payable	62

Total liabilities	4,498,144

Net Assets	$87,572,728

Analysis of Net Assets:
Paid-in-capital	$88,580,963
Undistributed net investment income	447
Accumulated net realized (loss)	(2,507,984)
Unrealized appreciation of investments	1,499,302

Net assets	$87,572,728

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	7,851,439

Y Class	682,360

Investor Class	241,432

A Class	186,995

C Class	67,537

Net assets:
Institutional Class	$76,149,984

Y Class	$6,613,809

Investor Class	$2,342,160

A Class	$1,812,143

C Class	$654,632

Net asset value, offering and redemption price per share:
Institutional Class	$9.70

Y Class	$9.69

Investor Class	$9.70

A Class	$9.69

A Class (offering price)	$9.94

C Class	$9.69

† Cost of investments in unaffiliated securities	$81,319,799
‡ Cost of investments in affiliated securities	$4,408,327

See accompanying notes

16

American Beacon Crescent Short Duration High Income FundSM

Statement of Operations

For the period ended July 31, 2017 (Unaudited)

Investment income:
Dividend income from affiliated securities	$19,828
Interest income	2,070,170

Total investment income	2,089,998

Expenses:
Management and Sub-advisory fees (Note 2)	276,404
Transfer agent fees:
Institutional Class (Note 2)	2,603
Y Class (Note 2)	2,276
Investor Class	937
A Class	10
Custody and fund accounting fees	27,884
Professional fees	39,975
Registration fees and expenses	33,242
Service fees (Note 2):
Y Class	980
Investor Class	3,104
A Class	1,112
C Class	428
Distribution fees (Note 2):
A Class	1,853
C Class	2,855
Prospectus and shareholder report expenses	5,048
Trustee fees	1,533
Other expenses	3,435

Total expenses	403,679

Net fees waived and expenses (reimbursed) (Note 2)	(76,370)

Net expenses	327,309

Net investment income	1,762,689

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments	268,752
Change in net unrealized appreciation of:
Investments	268,901

Net gain from investments	537,653

Net increase in net assets resulting from operations	$2,300,342

See accompanying notes

17

American Beacon Crescent Short Duration High Income FundSM

Statement of Changes in Net Assets

	For the Six Months Ended July 31, 2017	For the Year Ended January 31, 2017
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,762,689	$2,419,008
Net realized gain (loss) from investments	268,752	(1,100,111)
Change in net unrealized appreciation of investments	268,901	4,409,874

Net increase in net assets resulting from operations	2,300,342	5,728,771

Distributions to Shareholders:
Net investment income:
Institutional Class	(1,518,296)	(1,882,382)
Y Class	(145,868)	(321,091)
Investor Class	(55,436)	(147,957)
A Class	(32,565)	(50,709)
C Class	(10,387)	(16,867)

Net distributions to shareholders	(1,762,552)	(2,419,006)

Capital Share Transactions:
Proceeds from sales of shares	25,496,896	19,803,117
Reinvestment of dividends and distributions	1,740,239	2,333,667
Cost of shares redeemed	(2,604,808)	(13,547,704)

Net increase in net assets from capital share transactions	24,632,327	8,589,080

Net increase in net assets	25,170,117	11,898,845

Net Assets:
Beginning of period	62,402,611	50,503,766

End of Period *	$87,572,728	$62,402,611

*Includes undistributed net investment income	$447	$310

See accompanying notes

18

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. As of July 31, 2017, the Trust consists of thirty-two active series, one of which is presented in this filing: American Beacon Crescent Short Duration High Income Fund (the “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Fund’s Financial Statements.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large Institutional investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include service fees, distribution fees, and sub-transfer agent fees and vary amongst the classes as described more fully in Note 2.

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board

19

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Accounting Standard Codification Topic 946, Financial Services – Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to any Fund will be paid from the assets of that Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trustees deem fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a controlling

20

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of July 31, 2017, based on management’s evaluation of the shareholder account base, two accounts have been identified as representing a non-affiliated controlling ownership of approximately 43% of the Fund’s outstanding shares of the Institutional Class.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Crescent Capital Group LP (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $250 million	0.40%
Next $750 million	0.35%
Over $1 billion	0.30%

The Management and Sub-Advisory Fees paid by the Fund for the period ended July 31, 2017 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$128,988
Sub-Advisor Fees	0.40%	147,416

Total	0.75%	$276,404

Distribution Plans

The Fund, except for the A and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

21

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.10% of the average daily net assets of the Y Class, up to 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund. Effective April 1, 2017, the Funds terminated the Service Plan for the Y Class.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Fund and has agreed to compensate the intermediaries for providing these services. Effective April 1, 2017, the Funds agreed to compensate the intermediaries for providing services to the Y Class. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to the Trust’s Board of Trustees (the “Board”) approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended July 31, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Crescent Short Duration High Income	$3,940

As of July 31, 2017, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Crescent Short Duration High Income	$672

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2017, the Manager earned fees on the Fund’s direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Invested in USG Select Fund	Total
Crescent Short Duration High Income	$2,753	$–	$2,753

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an

22

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the period ended July 31, 2017, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the Fund to the extent that total annual fund operating expenses exceeded the Fund’s expense cap. During the period ended July 31, 2017, the Manager waived or reimbursed expenses as follows:

		Expense Cap
Fund	Class	2/1/2017 - 7/31/2017	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Crescent Short Duration High Income	Institutional	0.85%	$66,200	$-	2020
Crescent Short Duration High Income	Y	0.95%	6,338	-	2020
Crescent Short Duration High Income	Investor	1.23%	1,834	-	2020
Crescent Short Duration High Income	A	1.25%	1,444	-	2020
Crescent Short Duration High Income	C	2.00%	554	-	2020

Of these amounts, $14,413 is disclosed as a receivable from the Manager to the Fund on the Statement of Assets and Liabilities at July 31, 2017. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek recoupement of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2020. The Fund did not record a liability for potential reimbursements due to the current assessment that reimbursements are unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	(Recouped) Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Crescent Short Duration High Income	$-	$167,017	$-	2018
Crescent Short Duration High Income	-	180,253	-	2019
Crescent Short Duration High Income	-	201,928	-	2020

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended July 31, 2017, Foreside collected $1,403 for the Fund from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended July 31, 2017, there were no CDSC fees collected for Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended July 31, 2017, there were no CDSC fees collected for Class C Shares of the Fund.

23

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustees meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

24

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would

25

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.   Securities and Other Investments

Bank Loans and Senior Loans

Loans are typically administered by a bank, insurance company, finance company or other financial institution (the “agent”) for a lending syndicate of financial institutions. In a typical loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. In addition, an institution (which may be the agent) may hold collateral on behalf of the lenders. Typically, under loan agreements, the agent is given broad authority in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. In asserting rights against a borrower, the Fund normally will be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of purchasers of loans are subject to the claims of the agent’s general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. The Fund may be subject to similar risks when it buys a participation interest or an assignment from an intermediary.

Bank loans can be fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Fund may invest in senior loans, which are floating rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Fund may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. In connection with purchasing participations in such instruments, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan.

Corporate Debt and Other Fixed-Income Securities

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Floating Rate Loan Interests

Floating rate loans are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally

26

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

When the Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in Participations involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statement of Assets and Liabilities and Statement of Operations.

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s

27

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Payment-In-Kind Securities

The Fund may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statement of Assets and Liabilities.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

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American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Floating Rate Securities Risk

The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, interest payable on floating rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating rate securities typically increases. Changes in interest rates on floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in interest rates. The value of floating rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate in December 2016, and March 2017 and has signaled additional increases in 2017. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities with borrowed money; an increase in interest rates can cause a decline in those markets.

29

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability or be subject to restrictions on sale, and may be difficult to sell at favorable times or prices. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. For example, the Fund may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Loan Interests Risk

Unlike publicly traded common stocks which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present risk to shareholders regarding a Fund’s ability to pay redemption proceeds within the allowable time periods stated in its prospectus. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Interest in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. When a Fund’s loan interest is a participation, the Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to the Fund, and the Fund may have less control over the exercise of remedies than the party selling the participation interest.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that

30

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Preferred Stock Risk

Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in price.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the sub-advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means a Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may be subject to greater liquidity risk and price volatility.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the three year period ended January 31, 2017 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

31

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of July 31, 2017 the tax cost for the Fund and the respective gross unrealized appreciation and (depreciation) were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Crescent	$85,728,126	$1,954,398	$(455,096)	$1,499,302

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended January 31, 2017, the Crescent Short Duration High Income Fund had $1,136,714 of short-term capital loss carryforward and $1,601,586 of long-term capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Crescent	$49,467,956	$–	$26,354,942	$–

A summary of the Fund’s transactions in the USG Select Fund for the period ended July 31, 2017 were as follows:

Fund	Type of Transaction	January 31, 2017 Shares/Fair Value	Purchases	Sales	July 31, 2017 Shares/Fair Value	Dividend Income
Crescent	Direct	$2,498,843	$30,254,268	$28,344,784	$4,408,327	$19,828

8.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	2,367,477	$22,829,956	1,604,936	$15,345,755
Reinvestment of dividends	157,041	1,518,100	199,329	1,878,899
Shares redeemed	(52,037)	(502,638)	(530,776)	(4,904,046)

Net increase in shares outstanding	2,472,481	$23,845,418	1,273,489	$12,320,608

32

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

	Y Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	154,992	$1,493,911	374,672	$3,523,009
Reinvestment of dividends	14,233	137,516	30,309	285,423
Shares redeemed	(138,662)	(1,333,275)	(695,631)	(6,454,380)

Net increase (decrease) in shares outstanding	30,563	$298,152	(290,650)	$(2,645,948)

	Investor Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	13,757	$132,864	45,154	$424,004
Reinvestment of dividends	4,816	46,558	11,800	111,013
Shares redeemed	(55,087)	(531,172)	(174,202)	(1,643,102)

Net (decrease) in shares outstanding	(36,514)	$(351,750)	(117,248)	$(1,108,085)

	A Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	82,372	$794,665	26,753	$254,321
Reinvestment of dividends	3,010	29,074	4,742	44,656
Shares redeemed	(21,282)	(205,514)	(23,427)	(221,496)

Net increase in shares outstanding	64,100	$618,225	8,068	$77,481

	C Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	25,529	$245,500	27,226	$256,028
Reinvestment of dividends	931	8,991	1,451	13,676
Shares redeemed	(3,344)	(32,209)	(34,989)	(324,680)

Net increase (decrease) in shares outstanding	23,116	$222,282	(6,312)	$(54,976)

9.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

33

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31,		Year Ended January 31,		October 1A to January 31,

	2017		2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$9.64		$9.01	$9.68	$10.00

Income from investment operations:
Net investment income	0.23		0.46	0.47	0.16
Net gains (losses) on investments (both realized and unrealized)	0.06		0.63	(0.67)	(0.32)

Total income (loss) from investment operations	0.29		1.09	(0.20)	(0.16)

Less distributions:
Dividends from net investment income	(0.23)		(0.46)	(0.47)	(0.16)
Distributions from net realized gains	–		–	–	–

Total distributions	(0.23)		(0.46)	(0.47)	(0.16)

Net asset value, end of period	$9.70		$9.64	$9.01	$9.68

Total returnB	3.07	%C	12.38%	(2.23)%	(1.65	)%C

Ratios and supplemental data:
Net assets, end of period	$76,149,984		$51,834,666	$36,971,459	$33,903,138
Ratios to average net assets:
Expenses, before reimbursements	1.06	%D	1.26%	1.27%	2.24	%D
Expenses, net of reimbursements	0.85	%D	0.85%	0.85%	0.85	%D
Net investment income, before expense reimbursements	4.61	%D	4.51%	4.41%	3.37	%D
Net investment income, net of reimbursements	4.82	%D	4.93%	4.83%	4.76	%D
Portfolio turnover rate	38	%C	95%	72%	31	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from October 1, 2014 through January 31, 2015.

See accompanying notes

34

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		Year Ended January 31,		October 1A to January 31,

	2017		2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$9.63		$9.00	$9.68	$10.00

Income from investment operations:
Net investment income	0.23		0.45	0.46	0.15
Net gains (losses) on investments (both realized and unrealized)	0.06		0.63	(0.68)	(0.32)

Total income (loss) from investment operations	0.29		1.08	(0.22)	(0.17)

Less distributions:
Dividends from net investment income	(0.23)		(0.45)	(0.46)	(0.15)
Distributions from net realized gains	–		–	–	–

Total distributions	(0.23)		(0.45)	(0.46)	(0.15)

Net asset value, end of period	$9.69		$9.63	$9.00	$9.68

Total returnB	3.01	%C	12.27%	(2.39)%	(1.68	)%C

Ratios and supplemental data:
Net assets, end of period	$6,613,809		$6,277,416	$8,481,991	$98,343
Ratios to average net assets:
Expenses, before reimbursements	1.16	%D	1.36%	1.29%	7.71	%D
Expenses, net of reimbursements	0.95	%D	0.95%	0.95%	0.95	%D
Net investment income (loss), before expense reimbursements	4.52	%D	4.42%	4.80%	(2.11	)%D
Net investment income, net of reimbursements	4.73	%D	4.83%	5.14%	4.64	%D
Portfolio turnover rate	38	%C	95%	72%	31	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from October 1, 2014 through January 31, 2015.

See accompanying notes

35

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31,		Year Ended January 31,		October 1A to January 31,

	2017		2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$9.64		$9.01	$9.69	$10.00

Income from investment operations:
Net investment income	0.21		0.43	0.44	0.14
Net gains (losses) on investments (both realized and unrealized)	0.06		0.63	(0.68)	(0.31)

Total income (loss) from investment operations	0.27		1.06	(0.24)	(0.17)

Less distributions:
Dividends from net investment income	(0.21)		(0.43)	(0.44)	(0.14)
Distributions from net realized gains	–		–	–	–

Total distributions	(0.21)		(0.43)	(0.44)	(0.14)

Net asset value, end of period	$9.70		$9.64	$9.01	$9.69

Total returnB	2.87	%C	11.96%	(2.67)%	(1.67	)%C

Ratios and supplemental data:
Net assets, end of period	$2,342,160		$2,679,338	$3,560,159	$189,898
Ratios to average net assets:
Expenses, before reimbursements	1.38	%D	1.56%	1.46%	6.21	%D
Expenses, net of reimbursements	1.23	%D	1.23%	1.23%	1.23	%D
Net investment income (loss), before expense reimbursements	4.32	%D	4.22%	4.44%	(0.41	)%D
Net investment income, net of reimbursements	4.47	%D	4.55%	4.68%	4.57	%D
Portfolio turnover rate	38	%C	95%	72%	31	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from October 1, 2014 through January 31, 2015.

See accompanying notes

36

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31,		Year Ended January 31,		October 1A to January 31,

	2017		2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$9.63		$9.00	$9.68	$10.00

Income from investment operations:
Net investment income	0.21		0.43	0.43	0.14
Net gains (losses) on investments (both realized and unrealized)	0.06		0.63	(0.68)	(0.32)

Total income (loss) from investment operations	0.27		1.06	(0.25)	(0.18)

Less distributions:
Dividends from net investment income	(0.21)		(0.43)	(0.43)	(0.14)
Distributions from net realized gains	–		–	–	–

Total distributions	(0.21)		(0.43)	(0.43)	(0.14)

Net asset value, end of period	$9.69		$9.63	$9.00	$9.68

Total returnB	2.85	%C	11.94%	(2.71)%	(1.78	)%C

Ratios and supplemental data:
Net assets, end of period	$1,812,143		$1,183,362	$1,033,329	$98,255
Ratios to average net assets:
Expenses, before reimbursements	1.44	%D	1.66%	1.55%	7.97	%D
Expenses, net of reimbursements	1.25	%D	1.25%	1.25%	1.25	%D
Net investment income (loss), before expense reimbursements	4.20	%D	4.13%	4.28%	(2.37	)%D
Net investment income, net of reimbursements	4.39	%D	4.54%	4.59%	4.36	%D
Portfolio turnover rate	38	%C	95%	72%	31	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from October 1, 2014 through January 31, 2015.

See accompanying notes

37

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		Year Ended January 31,		October 1A to January 31,

	2017		2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$9.63		$9.00	$9.68	$10.00

Income from investment operations:
Net investment income	0.18		0.35	0.36	0.12
Net gains (losses) on investments (both realized and unrealized)	0.06		0.63	(0.68)	(0.32)

Total income (loss) from investment operations	0.24		0.98	(0.32)	(0.20)

Less distributions:
Dividends from net investment income	(0.18)		(0.35)	(0.36)	(0.12)
Distributions from net realized gains	–		–	–	–

Total distributions	(0.18)		(0.35)	(0.36)	(0.12)

Net asset value, end of period	$9.69		$9.63	$9.00	$9.68

Total returnB	2.47	%C	11.10%	(3.40)%	(2.03	)%C

Ratios and supplemental data:
Net assets, end of period	$654,632		$427,829	$456,828	$97,911
Ratios to average net assets:
Expenses, before reimbursements	2.20	%D	2.41%	2.36%	8.70	%D
Expenses, net of reimbursements	2.00	%D	2.00%	2.00%	2.00	%D
Net investment income (loss), before expense reimbursements	3.44	%D	3.37%	3.76%	(3.12	)%D
Net investment income, net of reimbursements	3.64	%D	3.78%	4.12%	3.59	%D
Portfolio turnover rate	38	%C	95%	72%	31	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from October 1, 2014 through January 31, 2015.

See accompanying notes

38

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

At in-person meetings held on May 16, 2017 and June 7, 2017 (collectively, the “Meetings”), the Board of Trustees (“Board”) considered and then, at its June 7 meeting, approved the renewal of:

(1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (the “Trust”), on behalf of American Beacon Crescent Short Duration High Income Fund (“Fund”); and

(2) the Investment Advisory Agreement among the Manager, the Trust, on behalf of the Fund, and Crescent Capital Group LP (“Crescent”).

The Investment Advisory Agreement is referred to herein as the “Investment Advisory Agreement,” and Crescent is hereinafter referred to as the “subadvisor.” The Management Agreement and the Investment Advisory Agreement are collectively referred to herein as the “Agreements.” In preparation for its consideration of the renewal of these Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the subadvisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the subadvisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the subadvisor. At the Meetings, the Board considered the information provided. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular meetings of the Board and its committees, as well as information specifically prepared in connection with the renewal process.

In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. The information requested on behalf of the Board included, among other information, the following materials. References herein to the “firm” refer to the Manager and/or the subadvisor.

•	comparisons of the performance of an appropriate share class of the Fund to comparable investment companies and appropriate benchmark indices, including peer group averages and performance analyses provided by Broadridge and Morningstar, and to the performance of any similar accounts managed by the firm;

•	comparisons of the Fund’s management and subadvisory fee rates and expense ratio with the management fee rates paid by comparable mutual funds and their expense ratios, including peer group averages and fee and expense analyses provided by Broadridge and Morningstar, and the advisory fee rates charged to other clients for which similar services are provided by a firm;

•	a description of any applicable fee waivers and/or expense reimbursements in place for the Fund during the past year, and any proposed changes to the expense caps;

•	the Manager’s profitability with respect to the services that it provided to the Fund;

•	any actual or anticipated economies of scale in relation to the services the firm provides or will provide to the Fund and whether the current fee rates charged or to be charged to the Fund reflect these economies of scale for the benefit of the Fund’s investors;

•	an evaluation of any other benefits to the firm or Fund as a result of their relationship, if any;

•	information regarding the administrative, accounting-related and cash management services that the Manager provides to the Fund and the fees that the Manager receives for such services; and

39

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

•	information regarding a firm’s financial condition, the personnel of the Manager who are assigned primary responsibility for managing the Fund, staffing levels, portfolio managers’ compensation, insurance coverage, material pending litigation, code of ethics, compliance matters, actual or potential conflicts of interest that the firm experiences, or anticipates that it will experience, in providing services to the Fund, and the Manager’s disaster recovery plans.

The Board noted that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing both types of services, and observed that the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative expenses, reduced by any waivers and/or reimbursements.

A firm may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. The class of shares used for comparative performance purposes was the share class with the lowest expenses available for purchase by the general public, which was the Institutional Class. The Board also considered that the use of Institutional Class performance generally facilitates a meaningful comparison for expense and performance purposes.

Provided below is an overview of certain factors the Board considered in connection with its renewal and approval of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew or approve each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal and approval of each Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal and approval of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and The Investment Advisory Agreement

In determining whether to renew the Agreements, the Trustees considered the best interests of the Fund. While the Management Agreement and the Investment Advisory Agreement for the Fund were considered at the Meetings, the Board considered the Fund’s investment management and subadvisory relationships separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund; (3) the costs incurred by the Manager in rendering services to the Fund and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or the subadvisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the subadvisor from their relationship with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s performance for various periods since its inception in 2014 and the length of service of key investment personnel at the Manager; the cost structure of the Fund; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement subadvisors; and the Manager’s efforts to retain key employees and maintain staffing levels.

40

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

With respect to the renewal of the Investment Advisory Agreement, the Trustees considered the level of staffing and the size of the subadvisor. The Board also considered the adequacy of the resources committed to the Fund by the subadvisor, and whether those resources were commensurate with the needs of the Fund and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of the subadvisor. The Board also considered the subadvisor’s representations regarding its compliance program and code of ethics. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the subadvisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge performance universe, Morningstar Category, and benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent peer selection methodology to select all Broadridge performance universes. The Board also considered that the performance universe selected by Broadridge may not provide appropriate comparisons for the Fund. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Board also evaluated the comparative information provided by the subadvisor regarding the performance of the Fund relative to the performance of other comparable investment accounts managed by the subadvisor and the Fund’s benchmark index. In addition, the Board considered the Manager’s recommendation to continue to retain the subadvisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager and at an individual Fund level, with the Manager sustaining losses with respect to the Fund before and after the payment of distribution-related expenses. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rate paid by the Fund, the Manager represented that, among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for the Fund that were in place during the last fiscal year. The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also noted that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the subadvisor in connection with its investment advisory services to the Fund, the Board considered that the fee rate charged to the Fund by the subadvisor was generally favorable compared to the fee rate charged to another account managed by the subadvisor in the same strategy as the Fund. The Board did not request profitability data from the subadvisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the subadvisor with respect to the negotiation of subadvisory fee rates. In addition, the Board noted that the subadvisor may not account for its profits on an account-by-account basis and, to the extent it does, it likely employs different methodologies in connection with these calculations.

41

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in the subadvisory fee rates for the Fund. In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisor as a result of the advisory relationships with the Fund, including greater exposure in the marketplace with respect to the Manager’s or subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisor. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisor by virtue of their relationships with the Fund appears to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made versus the Fund’s Broadridge performance universe and Morningstar Category. With respect to the Broadridge performance universe, the 1st Quintile represents the top twenty percent of the universe based on performance and the 5th Quintile representing the bottom twenty percent of the universe based on performance. References below to the Fund’s Broadridge performance universe are to the universe of mutual funds with a comparable investment classification/objective included in the analysis provided by Broadridge.

The expense comparisons below were made versus the Fund’s Broadridge expense universe and Broadridge expense group, with the 1st Quintile representing the top twenty percent of the universe or group based on lowest total expense and the 5th Quintile representing the bottom twenty percent of the universe or group based on highest total expense. References below to the Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Broadridge. The Broadridge expense group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. The Broadridge expense universe includes all funds in the investment classification/objective with a similar operating structure as the share class of the Fund included in the Broadridge comparative information and provides a broader view of expenses across the Fund’s investment classification/objective. The Trustees also considered the Fund’s Morningstar fee level category. In reviewing expenses, the Trustees considered the positive impact of fee waivers where applicable and the Manager’s agreement to continue the fee waivers. In addition, information regarding the subadvisor’s use of soft dollars was requested from the Manager and was considered by the Trustees.

42

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

Additional Considerations and Conclusions with Respect to the American Beacon Crescent Short Duration High Income Fund

In considering the renewal of the Management Agreement with the Manager and the Investment Advisory Agreement with Crescent with respect to the Fund, the Trustees considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4th Quintile
Compared to Broadridge Expense Universe	5th Quintile
Morningstar Fee Level Ranking – Institutional Class	Above Average Expense Ratio

Broadridge and Morningstar Performance Analysis (one-year period ended February 28, 2017)

Compared to Broadridge Performance Universe	5th Quintile
Compared to Morningstar Category	5th Quintile

The Trustees also considered: (1) information provided by Crescent regarding fee rates charged for managing accounts in the same strategy as the Fund; (2) the higher expenses associated with managing the Fund, which invests in bank loans and private debt, relative to the expenses associated with managing a fund that invests primarily in public high yield (below investment grade) securities, which is the case for many of the funds in its Broadridge expense group, expense universe and Morningstar category; (3) the favorable performance of high yield securities in the past year and the fact that the Fund does not invest in these securities to the same extent as the funds in its Broadridge performance universe and Morningstar category; and (4) the Manager’s recommendation to continue to retain the subadvisor based upon, among other factors, the relatively brief period that this Fund has been in operation.

Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager and subadvisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the American Beacon Crescent Short Duration High Income Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund.

43

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44

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, MA	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Crescent Short Duration High Income Fund are service marks of American Beacon Advisors, Inc.

SAR 7/17

American Beacon®
FUNDS

2017 SEMI-ANNUAL REPORT

July 31, 2017

ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

SGA GLOBAL GROWTH FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in lower volatility securities may produce more modest gains than other stock funds as a trade-off for the potentially lower downside risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

SGA GLOBAL GROWTH FUND

Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we are proud to offer a broad range of equity, fixed-income and alternative mutual fund products for institutions and individuals. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced portfolio managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our clients and shareholders meet their long-term financial goals.

Institutional wisdom, enduring value. Since our inception as a pension fiduciary in 1986, American Beacon has focused on identifying and overseeing institutional investment managers and portfolio risk management. In 1987, we leveraged our size and experience to launch a series of sub-advised, multi-

manager mutual funds providing individual investors access to many of the same institutional managers as our pension clients. Following the financial crisis in 2008, we saw that investors were looking for unique solutions from managers who were not necessarily mainstream. In 2010, we began offering mutual funds from single managers with distinctive investment styles or asset classes. As we continue to expand our family of funds, our solutions-based approach provides innovative investments.

Guiding principles. Our “manager of managers” philosophy is built on a long-standing history of innovative thinking, discipline and consistency in applying our solutions-based approach. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style or market strategy – whether through a single sub-advisor or a combination of sub-advisors. Because we take our fiduciary responsibilities very seriously, our thorough manager evaluation and selection process is rigorous and ongoing. Our guiding principles – predictability, style consistency, competitive pricing and long-term relationships – provide a strong foundation for our due-diligence process. Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with asset managers who have adhered to their disciplined processes for many years and through multiple market cycles.

Focus on asset protection and risk mitigation. We strive to provide innovative, long-term products without gimmicks. From offering some of the first multi-manager funds, one of the first retirement-income funds and the first open-end mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process to help protect assets and mitigate risk.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Acadian Emerging Markets Managed Volatility FundSM Performance Overview

July 31, 2017 (Unaudited)

The Investor Class of the American Beacon Acadian Emerging Markets Managed Volatility Fund (the “Fund”) returned 12.77% for the six months ended July 31, 2017. The Fund underperformed the MSCI Emerging Markets Index (the “Index”) return of 18.98% for the period.

Total Returns for the Period ended July 31, 2017
	Ticker	6 Months*	1 Year	3 Year	Since Inception 9/27/2013
Institutional Class (1,3)	ACDIX	12.91%	12.12%	(0.80)%	2.12%
Y Class (1,3)	ACDYX	12.95%	12.04%	(0.88)%	2.04%
Investor Class (1,3)	ACDPX	12.77%	11.68%	(1.13)%	1.76%
A without Sales Charge (1,3)	ACDAX	12.74%	11.63%	(1.18)%	1.70%
A with Sales Charge (1,3)	ACDAX	6.26%	5.26%	(3.10)%	0.14%
C without Sales Charge (1,3)	ACDCX	12.33%	10.81%	(1.91)%	0.94%
C with Sales Charge (1,3)	ACDCX	11.33%	9.81%	(1.91)%	0.94%

MSCI Emerging Markets Index (2)		18.98%	24.84%	2.39%	4.12%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.	The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.48%, 1.56%, 1.78%, 1.91% and 2.68%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due to stock selections. This was slightly offset by positive country allocation.

Stock selections in China, Hong Kong, and India led to the Fund’s relative underperformance for the period. Stock selections in South Africa mitigated some of the impact, adding to the Fund’s relative return. In China, detractors included PetroChina Co. Ltd. (down 18.0%), China Communications (down 14.9%), and China Telecom Corp. (up 3.4%). Within Hong Kong, NVC Lighting Holdings Ltd. (down 6.3%) and Qinqin Foodstuffs Group (down 7.1%) detracted from the Fund’s relative returns. In India, the primary detractor was Videocon Industries Ltd. (down 74.9%). The Fund benefited from holding Bid Corp Ltd. (up 44.8%) and Avi Ltd. (up 20.1%) within South Africa.

Relative contribution from country allocation was positive for the six-month period, primarily due to underweighting Brazil (up 3.1%) and Russia (down 10.5%). Underweighting Hong Kong (up 30.2%) detracted from the Fund’s relative performance during the period.

The Fund’s basic philosophy remains focused on investing in a well-diversified portfolio of low volatility stocks that aims to maximize risk-adjusted returns.

2

American Beacon Acadian Emerging Markets Managed Volatility FundSM Performance Overview

July 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Tencent Holdings Ltd.		1.6
Hindustan Unilever Ltd.		1.5
Samsung Electronics Co., Ltd.		1.5
Hon Hai Precision Industry Co., Ltd.		1.4
SK Telecom Co., Ltd.		1.4
Tenaga Nasional Bhd		1.4
Shanghai Commercial & Savings Bank Ltd.		1.4
Magyar Telekom Telecommunications PLC		1.4
KT Corp.		1.4
Industrial & Commercial Bank of China Ltd.		1.4

Total Fund Holdings	213

Sector Allocation (% Equities)
Financials		20.6
Information Technology		15.5
Consumer Staples		15.0
Telecommunication Services		14.5
Utilities		8.1
Consumer Discretionary		7.4
Industrials		6.3
Health Care		4.3
Materials		3.1
Energy		3.0
Real Estate		2.2

Country Allocation (% Equities)
China		21.6
Republic of Korea		12.3
India		12.2
Taiwan		11.3
Malaysia		4.5
Thailand		4.4
Brazil		4.3
South Africa		4.1
Chile		3.3
Philippines		3.3
Indonesia		3.0
Hungary		2.4
Czech Republic		2.3
Egypt		2.2
Greece		2.0
Mexico		1.8
Hong Kong		1.5
Poland		1.3
Russia		1.3
Peru		0.6
Turkey		0.3

3

American Beacon SGA Global Growth FundSM

Performance Overview

July 31, 2017 (Unaudited)

The Investor Class of the American Beacon SGA Global Growth Fund (the “Fund”) returned 18.19% for the six months ended July 31, 2017. The Fund outperformed the MSCI All Country World Index (the “Index”) return of 11.54% for the period.

Total Returns for the Period ended July 31, 2017
	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception (12/31/2010)
Institutional Class (1,7)	SGAGX	18.40%	14.83%	12.63%	12.07%	11.22%
Y Class (1,2,7)	SGAYX	18.40%	14.75%	12.55%	11.98%	11.16%
Investor Class (1,3,7)	SGAPX	18.19%	14.37%	12.21%	11.73%	10.97%
A without Sales Charge (1,4,7)	SGAAX	18.13%	14.38%	12.20%	11.71%	10.95%
A with Sales Charge (1,4,7)	SGAAX	11.33%	7.83%	10.02%	10.40%	9.96%
C without Sales Charge (1,5,7)	SGACX	17.72%	13.53%	11.36%	11.07%	10.47%
C with Sales Charge (1,5,7)	SGACX	16.72%	12.53%	11.36%	11.07%	10.47%

MSCI All Country World Index (6)		11.54%	17.06%	6.22%	10.85%	8.01%
MSCI All Country World Growth Index (6)		14.36%	16.64%	8.07%	11.72%	8.85%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	Fund performance for the five-year and since inception periods represent the total returns achieved by the Institutional Class from 12/31/10 up to 10/4/13, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 12/31/10.

3.	Fund performance for the five-year and since inception periods represent the total returns achieved by the Institutional Class from 12/31/10 up to 10/4/13, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 12/31/10.

4.	Fund performance for the five-year and since inception periods represent the total returns achieved by the Institutional Class from 12/31/10 up to 10/4/13, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 12/31/10. The maximum sales charge for A Class is 5.75%.

5.	Fund performance for the five-year and since inception periods represent the total returns achieved by the Institutional Class from 12/31/10 up to 10/4/13, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/31/10. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.	The MSCI All Country World Index (“ACWI”) is a free float-adjusted, market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Growth Index is designed to measure equity market performance of companies with higher growth values in developed and emerging markets. One cannot directly invest in an index.

7.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 1.48%, 1.56%, 1.78%, 1.91% and 2.68%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

4

American Beacon SGA Global Growth FundSM

Performance Overview

July 31, 2017 (Unaudited)

The Fund outperformed the Index over the six-month period due to stock selection and country allocation.

Stock selections in the United States were the leading contributor to the Fund’s relative outperformance over the six-month period, including Whole Foods Market Inc. (up 58.5%) and Regeneron Pharmaceuticals (up 37.4%). Stock selections in Hong Kong also added value to the Fund’s relative performance, led by Tencent Holdings Ltd. (up 53.0%) and AIA Group Ltd. (up 28.4%). Conversely, stock selections in the Netherlands, including Core Laboratories N.V. (down 12.9%) detracted from relative performance.

From a country allocation perspective, overweighting Hong Kong (up 24.2%) and India (up 24.7%) contributed positively to relative performance, though null weighting Spain (up 26.4%) slightly detracted for the period.

The Fund’s basic philosophy remains focused on investing in low-risk companies that offer predictable earnings and cash flow growth over the long term.

Top Ten Holdings (% Net Assets)
Tencent Holdings Ltd.		4.3
AIA Group Ltd.		4.0
Visa, Inc.,Class A		3.8
SAP SE		3.8
Novo Nordisk A/S, Class B		3.3
Alphabet, Inc.		3.3
NIKE, Inc.		3.2
Priceline Group, Inc.		3.0
Equinix, Inc.		3.0
Lowe’s Companies, Inc.		2.9

Total Fund Holdings	36

Sector Allocation (% Equities)
Information Technology		33.9
Consumer Discretionary		17.2
Consumer Staples		13.7
Financials		10.0
Health Care		8.7
Industrials		7.2
Energy		6.1
Real Estate		3.2

Country Allocation (% Equities)
United States		58.8
China		6.7
India		4.9
Hong Kong		4.3
South Africa		4.1
Germany		4.0
Denmark		3.5
France		3.1
Japan		2.6
Mexico		2.6
Republic of Korea		2.5
Argentina		1.5
Australia		1.4

5

American Beacon FundsSM

Expense Examples

July 31, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2017 through July 31, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

July 31, 2017 (Unaudited)

American Beacon Acadian Emerging Markets Managed Volatility Fund
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period 2/1/2017-7/31/2017*
Institutional Class
Actual	$1,000.00	$1,129.10	$7.13
Hypothetical**	$1,000.00	$1,018.10	$6.76
Y Class
Actual	$1,000.00	$1,129.50	$7.66
Hypothetical**	$1,000.00	$1,017.60	$7.25
Investor Class
Actual	$1,000.00	$1,127.70	$9.13
Hypothetical**	$1,000.00	$1,016.20	$8.65
A Class
Actual	$1,000.00	$1,127.50	$9.23
Hypothetical**	$1,000.00	$1,016.10	$8.75
C Class
Actual	$1,000.00	$1,123.30	$13.16
Hypothetical**	$1,000.00	$1,012.40	$12.47

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.35%, 1.45%, 1.73%, 1.75%, and 2.50% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon SGA Global Growth Fund
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period 2/1/2017-7/31/2017*
Institutional Class
Actual	$1,000.00	$1,184.00	$5.31
Hypothetical**	$1,000.00	$1,019.90	$4.91
Y Class
Actual	$1,000.00	$1,184.10	$5.85
Hypothetical**	$1,000.00	$1,019.40	$5.41
Investor Class
Actual	$1,000.00	$1,181.90	$7.36
Hypothetical**	$1,000.00	$1,018.10	$6.81
A Class
Actual	$1,000.00	$1,181.30	$7.46
Hypothetical**	$1,000.00	$1,018.00	$6.90
C Class
Actual	$1,000.00	$1,177.20	$11.50
Hypothetical**	$1,000.00	$1,014.20	$10.64

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.98%, 1.08%, 1.36%, 1.38%, and 2.13% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

7

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

Brazil - 4.14%
Common Stocks - (Cost $1,095,728)
Ambev S.A.	33,800	$207,568
CPFL Energia S.A.	20,300	174,855
Dimed S.A. Distribuidora da Medicamentos	100	10,294
FII BTG Pactual Corporate Office Fund, REIT	3,091	89,706
Fleury S.A.	24,000	231,122
Grendene S.A.	13,400	113,617
Hypermarcas S.A.	52,400	470,337

Total Common Stocks		1,297,499

Preferred Stocks - (Cost $277,852)

Centrais Eletricas Santa CatarinaA B	900	5,807
Cia de Gas de Sao Paulo, Class AB	6,440	97,477
Telefonica Brasil S.A.B	8,100	121,331

Total Preferred Stocks		224,615

Total Brazil		1,522,114

Chile - 3.20%
Common Stocks - (Cost $1,050,697)
Almendral S.A.	143,569	11,710
AntarChile S.A.	2,356	32,032
Banco de Chile	4,632	670
Blumar S.A.	29,423	7,641
Cia Cervecerias Unidas S.A., ADR	4,385	116,685
Embotelladora Andina S.A., Class B, ADR	9,096	248,685
Enel Chile S.A.	3,129,832	341,262
Enel Chile S.A., ADR	16,706	91,382
Inversiones Aguas Metropolitanas S.A.	6,607	11,540
Sigdo Koppers S.A.	24,802	37,787
SMU S.A.A	281,595	75,405
Vina Concha y Toro S.A.	111,423	179,535
Vina San Pedro Tarapaca S.A.	1,870,542	20,928

Total Chile		1,175,262

China - 20.95%
Common Stocks - (Cost $6,795,896)
Agricultural Bank of China Ltd., Class H	1,055,000	493,003
Bank of China Ltd., Class H	962,000	474,177
Bank of Communications Co., Ltd., Class H	613,000	454,405
Beijing Jingkelong Co., Ltd., Class H	69,000	19,965
China Communications Services Corp. Ltd., Class H	224,000	121,883
China Construction Bank Corp., Class H	592,000	492,651
China Merchants Bank Co., Ltd., Class H	123,500	406,354
China Mobile Ltd.	42,500	455,699
China Petroleum & Chemical Corp., Class H	456,000	346,198
China Shineway Pharmaceutical Group Ltd.	73,000	73,086
China Telecom Corp. Ltd., Class H	1,000,000	476,264
China Unicom Hong Kong Ltd.A	304,000	441,358
CITIC Ltd.	337,000	512,567
COSCO SHIPPING International Hong Kong Co Ltd.	64,000	27,040
Fuguiniao Co., Ltd., Class HA C	28,000	358
Huishang Bank Corp. Ltd., Class H	425,000	206,765
Industrial & Commercial Bank of China Ltd., Class H	736,000	515,430
Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	16,000	10,037
NVC Lighting Holding Ltd.	1,961,000	218,425
PetroChina Co., Ltd., Class H	650,000	418,587

See accompanying notes

8

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

China - 20.95% (continued)
Common Stocks - (Cost $6,795,896) (continued)
Ping An Insurance Group Co. of China Ltd., Class H	64,500	$478,539
Qinqin Foodstuffs Group Cayman Co., Ltd.A	505,400	148,175
Shanghai Electric Group Co., Ltd., Class HA	340,000	158,012
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	29,200	77,385
Tencent Holdings Ltd.	14,500	581,797
Tsingtao Brewery Co., Ltd., Class H	4,000	17,156
Yuexiu Transport Infrastructure Ltd.	104,000	77,759

Total China		7,703,075

Colombia - 0.04%
Common Stocks - (Cost $13,559)
Grupo Aval Acciones y Valores S.A., ADR	1,785	15,797

Czech Republic - 2.20%
Common Stocks - (Cost $665,779)
CEZ A/S	27,596	500,862
Komercni banka A/S	498	21,479
Pegas Nonwovens S.A.	3,745	172,519
Philip Morris CR A/S	163	112,448

Total Czech Republic		807,308

Egypt - 2.15%
Common Stocks - (Cost $689,442)
Commercial International Bank Egypt SAE	60,092	277,064
Credit Agricole Egypt SAE	8,236	21,161
Eastern Tobacco	14,398	245,204
ElSewedy Electric Co.	3,695	17,527
Faisal Islamic Bank of Egypt	23,928	23,400
Global Telecom Holding SAEA	49,342	17,930
Telecom Egypt Co.	303,809	187,899

Total Egypt		790,185

Greece - 1.98%
Common Stocks - (Cost $579,203)
Aegean Airlines S.A.	14,980	146,655
Hellenic Telecommunications Organization S.A.	37,256	475,438
Sarantis S.A.	1,843	26,835
Titan Cement Co. S.A.	2,817	78,600

Total Greece		727,528

Hong Kong - 1.44%
Common Stocks - (Cost $395,702)
Goldlion Holdings Ltd.	46,000	20,082
Hopewell Highway Infrastructure Ltd.	493,500	303,272
Kingboard Chemical Holdings Ltd.	5,000	22,533
Road King Infrastructure Ltd.	140,000	184,258

Total Hong Kong		530,145

Hungary - 2.31%
Common Stocks - (Cost $655,409)
Magyar Telekom Telecommunications PLC	285,820	516,341
MOL Hungarian Oil & Gas PLC	235	20,339
Richter Gedeon Nyrt	12,160	311,283

Total Hungary		847,963

See accompanying notes

9

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

India - 11.80%
Common Stocks - (Cost $4,064,521)
Alkem Laboratories Ltd.	2,275	$64,562
HCL Technologies Ltd.	22,212	308,365
HDFC Bank Ltd., ADR	1,736	168,010
Hinduja Global Solutions Ltd.	4,072	33,388
Hindustan Unilever Ltd.	30,437	550,560
Infosys Ltd., Sponsored ADRD	13,317	210,409
Infosys Ltd.	9,703	153,521
ITC Ltd.	82,052	364,846
Maruti Suzuki India Ltd.	1,004	121,215
Omaxe Ltd.	148,569	473,605
Oracle Financial Services Software Ltd.	5,183	294,088
Pfizer Ltd.	5,914	165,294
Tata Consultancy Services Ltd.	13,012	506,058
Vakrangee Ltd.	40,219	276,293
Videocon Industries Ltd.A	166,390	64,065
Wipro Ltd.	103,603	466,325
Wipro Ltd., ADRE	19,228	118,252

Total India		4,338,856

Indonesia - 2.91%
Common Stocks - (Cost $1,037,128)
Bank Central Asia Tbk PT	273,400	383,712
Bank Rakyat Indonesia Persero Tbk PT	9,600	10,646
Chandra Asri Petrochemical Tbk PT	78,800	160,273
Gudang Garam Tbk PT	12,600	71,965
Multipolar Technology Tbk PT	570,100	23,961
Telekomunikasi Indonesia Persero Tbk PT	75,300	26,505
Tunas Ridean Tbk PT	7,500	619
Unilever Indonesia Tbk PT	107,000	393,099

Total Indonesia		1,070,780

Malaysia - 4.39%
Common Stocks - (Cost $1,569,871)
Fraser & Neave Holdings Bhd	35,800	208,203
Kuala Lumpur Kepong Bhd	6,300	36,492
Nestle Malaysia Bhd	16,900	331,250
Public Bank Bhd	108,400	513,454
Tenaga Nasional Bhd	159,100	524,697

Total Malaysia		1,614,096

Mexico - 1.71%
Common Stocks - (Cost $579,308)
Grupo Sanborns SAB de CV	4,167	5,044
Industrias Bachoco SAB de CV, Series B	17,308	86,333
La Comer SAB de CVA	194,528	197,233
Megacable Holdings SAB de CVF	79,977	331,633
Organizacion Soriana SAB de CV, Class BA	3,614	8,951

Total Mexico		629,194

Peru - 0.63%
Common Stocks - (Cost $216,839)
Alicorp S.A.A.	83,613	214,419
Union de Cervecerias Peruanas Backus y Johnston S.A.A.	3,546	17,530

Total Peru		231,949

See accompanying notes

10

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

Philippines - 3.19%
Common Stocks - (Cost $1,191,364)
Aboitiz Power Corp.	244,200	$188,740
Asia United Bank Corp.	9,590	11,308
Bank of the Philippine Islands	3,470	7,193
Cebu Air, Inc.	48,130	96,336
China Banking Corp.	68,245	49,297
Cosco Capital, Inc.	151,300	23,178
East West Banking Corp.	86,500	54,770
Integrated Micro-Electronics, Inc.	329,500	86,195
Manila Electric Co.	84,840	469,091
Pepsi-Cola Products Philippines, Inc.	40,900	2,594
Pilipinas Shell Petroleum Corp.	5,480	7,189
RFM Corp.	101,000	9,007
San Miguel Corp.	50,960	102,607
San Miguel Pure Foods Co., Inc.	1,220	7,447
Top Frontier Investment Holdings, Inc.A	1,480	8,946
Union Bank of the Philippines	29,140	49,808

Total Philippines		1,173,706

Poland - 1.22%
Common Stocks - (Cost $396,110)
Alumetal S.A.	1,789	22,389
AmRest Holdings SEA	1,129	116,126
Asseco Poland S.A.	11,892	149,553
Boryszew S.A.A	2,226	6,748
ComArch S.A.	112	6,339
Dom Development S.A.	439	9,328
Netia S.A.	10,180	11,211
Neuca S.A.	434	39,589
Powszechny Zaklad Ubezpieczen S.A.	4,316	53,161
Stalexport Autostrady S.A.	29,864	35,381

Total Poland		449,825

Republic of Korea - 11.94%
Common Stocks - (Cost $3,534,968)
Aju Capital Co., Ltd.	1,109	7,770
Binggrae Co., Ltd.	916	54,843
Busan City Gas Co., Ltd.	333	11,382
Charm Engineering Co., Ltd.A	88,494	236,843
Daeduck Electronics Co.	16,851	168,653
Daesung Energy Co., Ltd.	9,126	50,806
Dong-Il Corp.	1,927	99,359
ESTec Corp.	6,426	65,463
GMB Korea Corp.	4,370	23,470
Huvis Corp.	1,000	7,283
Jinro Distillers Co., Ltd.	260	7,737
JLS Co., Ltd.	1,737	11,502
Kia Motors Corp.	10,112	330,726
KT Corp.	16,598	516,161
LF Corp.	13,905	389,546
LG Electronics, Inc.	6,776	406,300
LG Uplus Corp.	27,150	403,957
Namyang Dairy Products Co., Ltd.	279	182,501
Nexen Corp.	5,527	43,611
Saeron Automotive Corp.	3,060	21,438
Sam Young Electronics Co., Ltd.	695	8,540
Samchully Co., Ltd.	345	35,300

See accompanying notes

11

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

Republic of Korea - 11.94% (continued)
Common Stocks - (Cost $3,534,968) (continued)
Samsung Electronics Co., Ltd.	250	$538,403
Samwonsteel Co., Ltd.	2,041	6,602
Samyang Tongsang Co., Ltd.	868	38,473
SAVEZONE I&C Corp.	1,739	7,786
SK Hynix, Inc.	1,280	75,493
SK Telecom Co., Ltd.	2,117	525,916
TS Corp.	1,139	26,820
Uju Electronics Co., Ltd.	835	11,043
YESCO Co., Ltd.	2,264	77,486

Total Republic of Korea		4,391,213

Russia - 1.22%
Common Stocks - (Cost $454,158)
Gazprom Neft PJSC, Sponsored ADR	15,834	263,636
Rostelecom PJSC, Sponsored ADR	28,013	184,886

Total Russia		448,522

Singapore - 0.03%
Common Stocks - (Cost $5,300)
China Yuchai International Ltd.	457	10,319

South Africa - 3.93%
Common Stocks - (Cost $1,306,368)
Bid Corp. Ltd.	16,768	402,496
Clover Industries Ltd.	139,856	177,755
Mondi Ltd.	13,511	350,827
Tongaat Hulett Ltd.	30,497	274,823
Vodacom Group Ltd.	13,054	176,384

Total Common Stocks		1,382,285

Preferred Stocks - (Cost $87,140)

Absa Bank Ltd.B	1,084	60,743

Total South Africa		1,443,028

Taiwan - 10.89%
Common Stocks - (Cost $3,456,867)
104 Corp.	4,000	19,804
Chunghwa Telecom Co., Ltd.	142,000	479,674
ECOVE Environment Corp.	3,000	16,691
Far Eastern International Bank	1,165,400	384,408
Greatek Electronics, Inc.	146,000	247,560
Hon Hai Precision Industry Co., Ltd.	135,288	526,447
Lian HWA Food Corp.	24,000	28,455
Sampo Corp.	45,000	22,503
Shan-Loong Transportation Co., Ltd.	57,000	64,087
Shanghai Commercial & Savings Bank Ltd.	480,106	516,747
Taichung Commercial Bank Co., Ltd.	1,172,379	403,793
Taiwan Business Bank	354,135	100,510
Taiwan Cooperative Financial Holding Co., Ltd.	96,934	52,969
Taiwan Secom Co., Ltd.	125,105	370,399
Taiwan Semiconductor Manufacturing Co., Ltd.	25,000	177,593
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,744	206,554
Taiwan Shin Kong Security Co., Ltd.	203,170	255,346
Union Bank Of Taiwan	238,000	70,544

See accompanying notes

12

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

Taiwan - 10.89% (continued)
Common Stocks - (Cost $3,456,867) (continued)
United Microelectronics Corp.	49,000	$22,556
Ve Wong Corp.	25,000	20,326
YungShin Global Holding Corp.	8,000	10,863
Zenitron Corp.	11,000	6,576

Total Taiwan		4,004,405

Thailand - 4.22%
Common Stocks - (Cost $1,456,034)
Advanced Information Technology PCL	60,500	50,907
Bangkok Bank PCL	15,400	83,071
Bangkok Bank PCL, NVDR	21,200	114,357
CS Loxinfo PCL	26,900	4,931
Kang Yong Electric PCL, NVDR	100	1,593
Kang Yong Electric PCL	2,100	33,447
Krung Thai Bank PCL, NVDR	624,000	339,411
MBK PCL, NVDR	41,200	18,572
MK Restaurants Group PCL	54,900	100,638
Ratchaburi Electricity Generating Holding PCL	103,400	167,794
Ratchaburi Electricity Generating Holding PCL, NVDR	93,100	151,079
Siam Cement PCL, NVDR	32,000	486,590
Thai Vegetable Oil PCL, NVDR	1,000	909

Total Thailand		1,553,299

Turkey - 0.26%
Common Stocks - (Cost $81,305)
Nuh Cimento Sanayi A/S	2,859	8,611
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	77,878	86,080

Total Turkey		94,691

SHORT-TERM INVESTMENTS - 1.91% (Cost $700,769)
Investment Companies - 1.91%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%G H	700,769	700,769

SECURITIES LENDING COLLATERAL - 0.31% (Cost $114,163)
Investment Companies - 0.31%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%G H	114,163	114,163

TOTAL INVESTMENTS - 98.97% (Cost $32,471,480)		36,388,192
OTHER ASSETS, NET OF LIABILITIES - 1.03%		377,251

TOTAL NET ASSETS - 100.00%		$36,765,443

Percentages are stated as a percent of net assets.

A Non-income producing security.

B A type of Preferred Stock that has no maturity date.

C Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $358 or 0.00% of net assets.

D Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E All or a portion of this security is on loan at July 31, 2017.

F Unit - Usually consists of one common stock and/or rights and warrants.

G The Fund is affiliated by having the same investment advisor.

H 7-day effective yield.

See accompanying notes

13

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

ADR - American Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Futures Contracts Open on July 31, 2017:
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	15	September 2017	$779,272	$798,375	$19,103

			$779,272	$798,375	$19,103

Index Abbreviations:
MSCI	Morgan Stanley Capital International

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2017, the investments were classified as described below:

Acadian Emerging Markets Managed Volatility Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Brazil	$1,297,499	$-	$-	$1,297,499
Chile	1,175,262	-	-	1,175,262
China	7,702,717	-	358	7,703,075
Colombia	15,797	-	-	15,797
Czech Republic	807,308	-	-	807,308
Egypt	790,185	-	-	790,185
Greece	727,528	-	-	727,528
Hong Kong	530,145	-	-	530,145
Hungary	847,963	-	-	847,963
India	4,338,856	-	-	4,338,856
Indonesia	1,070,780	-	-	1,070,780
Malaysia	1,614,096	-	-	1,614,096
Mexico	629,194	-	-	629,194
Peru	231,949	-	-	231,949
Philippines	1,173,706	-	-	1,173,706
Poland	449,825	-	-	449,825
Republic of Korea	4,391,213	-	-	4,391,213
Russia	448,522	-	-	448,522
Singapore	10,319	-	-	10,319
South Africa	1,382,285	-	-	1,382,285
Taiwan	4,004,405	-	-	4,004,405
Thailand	1,112,511	440,788	-	1,553,299
Turkey	94,691	-	-	94,691
Foreign Preferred Stocks
Brazil	224,615	-	-	224,615
South Africa	60,743	-	-	60,743
Short-Term Investments	700,769	-	-	700,769
Securities Lending Collateral	114,163	-	-	114,163

Total Investments in Securities - Assets	$35,947,046	$440,788	$358	$36,388,192

Financial Derivative Instruments - Assets
Futures Contracts	$19,103	$-	$-	$19,103

Total Financial Derivative Instruments - Assets	$19,103	$-	$-	$19,103

See accompanying notes

14

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2017, there were no transfers between levels.

The following table is a reconciliation of Level 3 assets within the Acadian Emerging Markets Managed Volatility Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2017	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2017	Change in Unrealized Appreciation (Depreciation) at Period end**
Foreign Common Stocks	$13,966	$-	$-	$-	$-	$(13,608)	$-	$-	$358	$(13,608)

** Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

The foreign common stocks, classified as Level 3, were fair valued using the last traded price. However, these securities were transferred in the Level 3 category due to limited market transparency.

See accompanying notes

15

American Beacon SGA Global Growth FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

Argentina - 1.45%
Common Stocks - (Cost $280,314)
MercadoLibre, Inc.	1,796	$518,002

Australia - 1.36%
Common Stocks - (Cost $489,178)
MYOB Group Ltd.	181,782	484,267

China - 6.33%
Common Stocks - (Cost $1,353,744)
Ping An Insurance Group Co. of China Ltd., Class H	97,093	720,354
Tencent Holdings Ltd.	38,232	1,534,018

Total China		2,254,372

Denmark - 3.29%
Common Stocks - (Cost $1,114,721)
Novo Nordisk A/S, Class B	27,483	1,172,859

France - 2.88%
Common Stocks - (Cost $961,787)
Danone S.A.	13,740	1,026,185

Germany - 3.75%
Common Stocks - (Cost $1,047,350)
SAP SE, Sponsored ADR	12,628	1,336,674

Hong Kong - 4.02%
Common Stocks - (Cost $1,066,638)
AIA Group Ltd.	181,527	1,430,454

India - 4.62%
Common Stocks - (Cost $1,389,976)
HDFC Bank Ltd., ADR	7,338	710,172
Infosys Ltd., Sponsored ADRA	59,087	933,574

Total India		1,643,746

Japan - 2.44%
Common Stocks - (Cost $926,479)
Fast Retailing Co., Ltd.	2,894	869,421

Mexico - 2.40%
Common Stocks - (Cost $737,044)
Fomento Economico Mexicano S.A.B. de C.V., Series B, Sponsored ADR	8,457	853,142

Republic of Korea - 2.35%
Common Stocks - (Cost $932,056)
Amorepacific Corp.	3,298	835,515

South Africa - 3.82%
Common Stocks - (Cost $1,202,163)
Sanlam Ltd.	99,247	499,671
Shoprite Holdings Ltd.	56,156	859,379

Total South Africa		1,359,050

See accompanying notes

16

American Beacon SGA Global Growth FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

United States - 55.19%
Common Stocks - (Cost $16,928,721)
Alphabet, Inc., Class CB	1,245	$1,158,472
Amazon.com, Inc.B	866	855,417
Autodesk, Inc.B	9,340	1,034,779
Cerner Corp.B	10,521	677,237
Core Laboratories N.V.	10,209	1,026,311
Equinix, Inc., REIT	2,358	1,062,821
FleetCor Technologies, Inc.B	6,895	1,048,454
IHS Markit Ltd.B	18,699	872,308
Kansas City Southern	5,957	614,703
Lowe’s Companies, Inc.	13,567	1,050,086
Mondelez International, Inc., Class A	22,818	1,004,448
Nielsen Holdings PLC	21,225	912,887
NIKE, Inc., Class B	19,003	1,122,127
Priceline Group, Inc.B	529	1,073,076
Red Hat, Inc.B	9,003	890,127
Regeneron Pharmaceuticals, Inc.B	2,135	1,049,609
salesforce.com, Inc.B	11,202	1,017,142
Schlumberger Ltd.	14,783	1,014,114
TJX Companies, Inc.	1,898	133,400
Ulta Salon Cosmetics & Fragrance, Inc.B	2,646	664,702
Visa, Inc., Class A	13,764	1,370,344

Total United States		19,652,564

SHORT-TERM INVESTMENTS - 5.82% (Cost $2,073,439)
Investment Companies - 5.82%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%C D	2,073,439	2,073,439

TOTAL INVESTMENTS - 99.72% (Cost $30,503,610)		35,509,690
OTHER ASSETS, NET OF LIABILITIES - 0.28%		99,059

TOTAL NET ASSETS - 100.00%		$35,608,749

Percentages are stated as a percent of net assets.

A Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B Non-income producing security.

C The Fund is affiliated by having the same investment advisor.

D 7-day effective yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Futures Contracts Open on July 31, 2017:
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	8	September 2017	$757,852	$775,560	$17,708
Mini MSCI Emerging Markets Index Futures	4	September 2017	203,104	212,900	9,796
S&P 500 E-Mini Index Futures	8	September 2017	975,579	987,200	11,621

			$1,936,535	$1,975,660	$39,125

See accompanying notes

17

American Beacon SGA Global Growth FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Index Abbreviations:
MSCI	Morgan Stanley Capital International
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East
S&P 500	Standard & Poor’s U.S. Equity Large-cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2017, the investments were classified as described below:

SGA Global Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$518,002	$-	$-	$518,002
Australia	484,267	-	-	484,267
China	2,254,372	-	-	2,254,372
Denmark	1,172,859	-	-	1,172,859
France	1,026,185	-	-	1,026,185
Germany	1,336,674	-	-	1,336,674
Hong Kong	1,430,454	-	-	1,430,454
India	1,643,746	-	-	1,643,746
Japan	869,421	-	-	869,421
Mexico	853,142	-	-	853,142
Republic of Korea	835,515	-	-	835,515
South Africa	1,359,050	-	-	1,359,050
Common Stocks
United States	19,652,564	-	-	19,652,564
Short-Term Investments	2,073,439	-	-	2,073,439

Total Investments in Securities - Assets	$35,509,690	$-	$-	$35,509,690

Financial Derivative Instruments - Assets
Futures Contracts	$39,125	$-	$-	$39,125

Total Financial Derivative Instruments - Assets	$39,125	$-	$-	$39,125

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2017, there were no transfers between levels.

See accompanying notes

18

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2017 (Unaudited)

	Acadian Emerging Markets Managed Volatility Fund	SGA Global Growth Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$35,573,260	$33,436,251
Investments in affiliated securities, at fair value‡	814,932	2,073,439
Foreign currency, at fair value^	150,066	1,878
Deposit with brokers for futures contracts	30,000	69,600
Dividends and interest receivable	227,554	22,093
Receivable for investments sold	-	167,611
Receivable for fund shares sold	106,282	68,348
Receivable for tax reclaims	-	9,931
Receivable for expense reimbursement (Note 2)	18,613	7,237
Receivable for variation margin on open futures contracts (Note 5)	2,142	-
Prepaid expenses	105,197	23,593

Total assets	37,028,046	35,879,981

Liabilities:
Payable for investments purchased	-	203,232
Payable for fund shares redeemed	10,000	-
Payable for variation margin from open futures contracts (Note 5)	-	3,422
Payable upon return of securities loaned	114,163	-
Management and investment advisory fees payable	42,029	26,131
Service fees payable	1,385	5,292
Transfer agent fees payable (Note 2)	3,829	574
Custody and fund accounting fees payable	31,818	6,400
Professional fees payable	51,233	26,003
Trustee fees payable	677	-
Payable for prospectus and shareholder reports	4,521	-
Other liabilities	2,948	178

Total liabilities	262,603	271,232

Net Assets	$36,765,443	$35,608,749

Analysis of Net Assets:
Paid-in-capital	$32,888,046	$29,761,792
Undistributed net investment income	98,740	9,424
Accumulated net realized gain (loss)	(162,448)	792,011
Unrealized appreciation of investments	3,916,712	5,006,080
Unrealized appreciation of foreign currency transactions	5,290	317
Unrealized appreciation of futures contracts	19,103	39,125

Net assets	$36,765,443	$35,608,749

See accompanying notes

19

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2017 (Unaudited)

	Acadian Emerging Markets Managed Volatility Fund	SGA Global Growth Fund
Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	515,243	683,105

Y Class	2,613,078	188,163

Investor Class	306,522	906,305

A Class	54,700	167,947

C Class	53,632	65,520

Net assets:
Institutional Class	$5,365,509	$12,220,776

Y Class	$27,119,354	$3,352,241

Investor Class	$3,167,172	$15,962,668

A Class	$566,385	$2,954,879

C Class	$547,023	$1,118,185

Net asset value, offering and redemption price per share:
Institutional Class	$10.41	$17.89

Y Class	$10.38	$17.82

Investor Class	$10.33	$17.61

A Class	$10.35	$17.59

A Class (offering price)	$10.98	$18.66

C Class	$10.20	$17.07

† Cost of investments in unaffiliated securities	$31,656,548	$28,430,171
‡ Cost of investments in affiliated securities	$814,932	$2,073,439
§ Fair value of securities on loan	$112,336	$-
^ Cost of foreign currency	$147,667	$1,837

See accompanying notes

20

American Beacon FundsSM

Statements of Operations

For the period ended July 31, 2017 (Unaudited)

	Acadian Emerging Markets Managed Volatility Fund	SGA Global Growth Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$926,915	$178,458
Dividend income from affiliated securities	6,747	6,489
Income derived from securities lending (Note 9)	241	2,614

Total investment income	933,903	187,561

Expenses:
Management and Sub-advisory fees (Note 2)	252,688	114,376
Transfer agent fees:
Institutional Class (Note 2)	2,948	1,402
Y Class (Note 2)	9,147	1,034
Investor Class	1,006	773
A Class	30	36
C Class	138	37
Custody and fund accounting fees	68,408	13,319
Professional fees	39,551	20,489
Registration fees and expenses	31,565	34,470
Service fees (Note 2):
Y Class	4,194	295
Investor Class	4,396	16,881
A Class	405	1,223
C Class	386	785
Distribution fees (Note 2):
A Class	675	2,038
C Class	2,576	5,232
Prospectus and shareholder report expenses	9,064	2,073
Trustee fees	2,434	524
Other expenses	10,183	2,169

Total expenses	439,794	217,156

Net fees waived and expenses (reimbursed) (Note 2)	(74,583)	(40,929)

Net expenses	365,211	176,227

Net investment income	568,692	11,334

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from‡:
Investments	4,223,838	718,449
Foreign currency transactions	(130,580)	(4,811)
Futures contracts	276,007	117,198
Change in net unrealized appreciation (depreciation) of:
Investments	(47,670)	3,715,938
Foreign currency transactions	2,232,241	86,638
Futures contracts	(30,935)	49,940

Net gain from investments	6,522,901	4,683,352

Net increase in net assets resulting from operations	$7,091,593	$4,694,686

† Foreign taxes	$125,272	$12,166
‡ Net of foreign withholding taxes on capital gains	2,886	19,699

See accompanying notes

21

American Beacon FundsSM

Statements of Changes in Net Assets

	Acadian Emerging Markets Managed Volatility Fund		SGA Global Growth Fund
	For the Six Months Ended July 31, 2017	For the Year Ended January 31, 2017	For the Six Months Ended July 31, 2017	For the Year Ended January 31, 2017
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$568,692	$1,039,953	$11,334	$(15,199)
Net realized gain (loss) from investments, foreign currency transactions, and futures contracts	4,369,265	(1,812,960)	830,836	487,996
Change in net unrealized appreciation of investments, foreign currency transactions, and futures contracts	2,153,636	9,550,142	3,852,516	629,370

Net increase in net assets resulting from operations	7,091,593	8,777,135	4,694,686	1,102,167

Distributions to Shareholders:
Net investment income:
Institutional Class	-	(862,939)	-	-
Y Class	-	(596,064)	-	-
Investor Class	-	(52,099)	-	-
A Class	-	(7,642)	-	-
C Class	-	(3,871)	-	-
Net realized gain from investments:
Institutional Class	-	-	-	(249,734)
Y Class	-	-	-	(59,401)
Investor Class	-	-	-	(317,163)
A Class	-	-	-	(26,647)
C Class	-	-	-	(30,843)

Net distributions to shareholders	-	(1,522,615)	-	(683,788)

Capital Share Transactions:
Proceeds from sales of shares	5,556,478	26,100,204	10,195,305	16,749,538
Reinvestment of dividends and distributions	-	1,516,697	-	669,589
Cost of shares redeemed	(65,695,315)	(15,811,551)	(2,117,325)	(2,525,553)

Net increase (decrease) in net assets from capital share transactions	(60,138,837)	11,805,350	8,077,980	14,893,574

Net increase (decrease) in net assets	(53,047,244)	19,059,870	12,772,666	15,311,953

Net Assets:
Beginning of period	89,812,687	70,752,817	22,836,083	7,524,130

End of Period *	$36,765,443	$89,812,687	$35,608,749	$22,836,083

*Includes undistributed (or overdistribution of) net investment income	$98,740	$(469,952)	$9,424	$(1,910)

See accompanying notes

22

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as open-end management investment companies. As of July 31, 2017, the Trust consists of thirty-two active series, two of which are presented in this filing: American Beacon Acadian Emerging Markets Managed Volatility Fund and American Beacon SGA Global Growth Fund (collectively, the “Funds” and each individually a “Fund”). The American Beacon Acadian Emerging Markets Managed Volatility Fund is diversified and the American Beacon SGA Global Growth Fund is non-diversified. The remaining thirty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Funds’ Financial Statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large Institutional investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service fees, distribution fees and sub-transfer agent fees vary amongst the classes as described more fully in Note 2.

23

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to any Funds will be paid from the assets of that Funds. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trustees deem fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

24

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Redemption Fees

All Classes of the Acadian Fund impose a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of this Fund pro-rata based on the net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Acadian Asset Management LLC and Sustainable Growth Advisers, LP (“SGA”) (the “Sub-Advisors”) pursuant to which the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

Acadian Asset Management LLC

First $500 million	0.65%
Over $500 million	0.60%

Sustainable Growth Advisers, LP

First $100 million	0.45%
Next $900 million	0.40%
Over $1 billion	0.35%

25

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

The Management and Sub-Advisory Fees paid by the Funds for the period ended July 31, 2017 were as follows:

Acadian Emerging Markets Managed Volatility Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$88,460
Sub-Advisor Fees	0.63%	164,228

Total	0.98%	$252,688

SGA Global Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$50,223
Sub-Advisor Fees	0.44%	64,153

Total	0.79%	$114,376

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Acadian Emerging Markets Managed Volatility Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended July 31, 2017, the Manager received securities lending fees of $283 for the securities lending activities of the Fund.

Distribution Plans

The Funds, except for the A and C Classes, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.10% of the average daily net assets of the Y Class, up to 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds. Effective April 1, 2017, the Funds terminated the Service Plan for the Y Class.

26

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Funds and has agreed to compensate the intermediaries for providing these services. Effective April 1, 2017, the Funds agreed to compensate the intermediaries for providing services to the Y Class. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Funds, pursuant to the Trust’s Board of Trustees (the “Board”) approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended July 31, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Acadian Emerging Markets Managed Volatility	$10,220
SGA Global Growth	1,919

As of July 31, 2017, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Acadian Emerging Markets Managed Volatility	$2,478
SGA Global Growth	358

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2017, the Manager earned fees on the Funds’ direct and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
Acadian Emerging Markets Managed Volatility	$1,032	$51	$1,083
SGA Global Growth	915	208	1,123

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the period ended July 31, 2017, the Acadian Emerging Markets Managed Volatility Fund borrowed on average $2,545,133 for 7 days at an average interest rate of 1.41% with interest charges paid of $614. During the period ended July 31, 2017, the SGA Global Growth Fund did not utilize the credit facility. These amounts are recorded within “Other expenses” on the accompanying Statements of Operations.

27

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the Funds to the extent that total annual fund operating expenses exceeded the Funds’ expense cap. During the period ended July 31, 2017, the Manager waived or reimbursed expenses as follows:

		Expense Cap
Fund	Class	2/1/2017 - 7/31/2017	Reimbursed Expenses	Expiration of Reimbursed Expenses
Acadian Emerging Markets Managed Volatility	Institutional	1.35%	$15,246	2020
Acadian Emerging Markets Managed Volatility	Y	1.45%	51,362	2020
Acadian Emerging Markets Managed Volatility	Investor	1.73%	5,671	2020
Acadian Emerging Markets Managed Volatility	A	1.75%	1,136	2020
Acadian Emerging Markets Managed Volatility	C	2.50%	1,168	2020
SGA Global Growth	Institutional	0.98%	17,771	2020
SGA Global Growth	Y	1.08%	4,244	2020
SGA Global Growth	Investor	1.36%	14,390	2020
SGA Global Growth	A	1.38%	2,739	2020
SGA Global Growth	C	2.13%	1,785	2020

Of these amounts, $18,613 and $7,237 were disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at July 31, 2017 for the Acadian Emerging Markets Managed Volatility Fund and SGA Global Growth Fund, respectively. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2020. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	(Recouped) Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Acadian Emerging Markets Managed Volatility	$-	$169,517	$-	2018
Acadian Emerging Markets Managed Volatility	-	120,326	-	2019
Acadian Emerging Markets Managed Volatility	-	93,050	-	2020
SGA Global Growth	-	170,369	-	2018
SGA Global Growth	-	118,368	-	2019
SGA Global Growth	-	123,518	-	2020

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended July 31, 2017, Foreside collected $223 and $1,585 for Acadian Emerging Markets Managed Volatility Fund and SGA Global Growth Fund, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended July 31, 2017, there were no CDSC fees collected for Class A Shares of the Funds.

28

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended July 31, 2017, CDSC fees of $3 and $189 were collected for Class C Shares of the Acadian Emerging Markets Managed Volatility Fund and SGA Global Growth Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustees meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Funds may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (ADRs) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing

29

American Beacon FundsSM
Notes to Financial Statements

July 31, 2017 (Unaudited)

prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

30

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

American Depositary Receipts (“ADRs”) and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry

31

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar-denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in

32

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended July 31, 2017, the Funds entered into future contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended July 31, 2017
Acadian Emerging Markets Managed Volatility	25
SGA Global Growth	16

33

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Acadian Emerging Markets Managed Volatility Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of July 31, 2017:

Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$19,103	$19,103

The effect of financial derivative instruments on the Statements of Operations as of July 31, 2017:

Derivatives not accounted for as hedging instruments

Realized gain (loss) of derivatives recognized as a result of operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from futures contracts	$-	$-	$-	$-	$276,007	$276,007

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Change in unrealized appreciation (depreciation) from futures contracts	$-	$-	$-	$-	$(30,935)	$(30,935)

SGA Global Growth Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of July 31, 2017:

Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$39,125	$39,125

The effect of financial derivative instruments on the Statements of Operations as of July 31, 2017:

Derivatives not accounted for as hedging instruments

Realized gain (loss) of derivatives recognized as a result of operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from futures contracts	$-	$-	$-	$-	$117,198	$117,198

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Change in unrealized appreciation (depreciation) from futures contracts	$-	$-	$-	$-	$49,940	$49,940

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedules of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

34

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies, in securities denominated in non-U.S. currencies or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies will fluctuate, and may decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies or in securities that traded in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Emerging Markets Risk

When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.

Forward Currency Contracts Risk

Forward currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward currency contract.

Futures Contract Risk

Futures contracts are derivative investments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

35

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judge the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

Liquidity Risk

The Funds are susceptible to the risk that certain investments held by the Funds may have limited marketability or be subject to restrictions on sale, and may be difficult to sell at favorable times or prices. The Funds could lose money if they are unable to dispose of an investment at a time that is most beneficial to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Market Timing Risk

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific types of securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

36

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2017.

Acadian Emerging Markets Managed Volatility Fund

Offsetting of Financial and Derivative Assets as of July 31, 2017:
	Assets	Liabilities
Futures Contracts	$19,103	$-

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$19,103	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(19,103)	$-

	Remaining Contractual Maturity of the Agreements As of July 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$114,163	$-	$-	$-	$114,163

Total Borrowings	$114,163	$-	$-	$-	$114,163

Gross amount of recognized liabilities for securities lending transactions					$114,163

SGA Global Growth Fund

Offsetting of Financial and Derivative Assets as of July 31, 2017:
	Assets	Liabilities
Futures Contracts	$39,125	$-

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$39,125	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(39,125)	$-

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended January 31, 2017 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

37

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

As of July 31, 2017 the tax cost for each Fund and their respective gross unrealized appreciation and (depreciation) were as follows:

Fund	Tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Acadian Emerging Markets Managed Volatility	$32,636,923	$4,782,744	$(1,031,475)	$3,751,269
SGA Global Growth	30,567,648	5,348,799	(406,757)	4,942,042

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of January 31, 2017, the Acadian Emerging Markets Managed Volatility Fund had $1,944,443 short-term and $2,522,917 long-term post enactment capital loss carryforwards. The SGA Global Growth Fund did not have capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended July 31, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Acadian Emerging Markets Managed Volatility	$9,216,246	$-	$68,483,985	$-
SGA Global Growth	11,552,292	-	4,155,703	-

A summary of the Funds’ transactions in the USG Select Fund for the six months ended July 31, 2017 are as follows:

Fund	Type of Transaction	January 31, 2017 Shares/Fair Value	Purchases	Sales	July 31, 2017 Shares/Fair Value	Dividend Income
Acadian Emerging Markets Managed Volatility	Direct	$1,304,383	$92,596,832	$93,200,446	$700,769	$6,747
Acadian Emerging Markets Managed Volatility	Indirect	-	1,825,061	1,710,898	114,163	-
SGA Global Growth	Direct	1,365,262	17,840,177	17,132,000	2,073,439	6,489

9.  Securities Lending

The Acadian Emerging Markets Managed Volatility Fund may lend securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

38

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments as designated by the Manager.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2017, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Acadian Emerging Markets Managed Volatility	$112,336	$114,163	$–	$114,163

Cash collateral is listed on the Fund’s Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	92,716	$910,208	1,404,972	$12,824,980
Reinvestment of dividends	–	–	98,509	862,939
Shares redeemed	(5,303,648)	(51,670,649)	(602,712)	(5,525,711)

Net (decrease) in shares outstanding	(5,210,932)	$(50,760,441)	900,769	$8,162,208

39

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

	Y Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	394,178	$3,868,147	1,348,877	$12,226,918
Reinvestment of dividends	–	–	67,633	590,432
Shares redeemed	(1,328,916)	(12,565,547)	(877,209)	(7,851,190)

Net (decrease) in shares outstanding	(934,738)	$(8,697,400)	539,301	$4,966,160

	Investor Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	57,830	$560,993	92,875	$843,971
Reinvestment of dividends	–	–	5,949	51,813
Shares redeemed	(128,644)	(1,269,679)	(194,305)	(1,674,075)

Net (decrease) in shares outstanding	(70,814)	$(708,686)	(95,481)	$(778,291)

	A Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	5,225	$50,848	16,930	$153,823
Reinvestment of dividends	–	–	875	7,642
Shares redeemed	(6,082)	(59,362)	(51,033)	(445,718)

Net (decrease) in shares outstanding	(857)	$(8,514)	(33,228)	$(284,253)

	C Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	17,511	$166,282	5,586	$50,512
Reinvestment of dividends	–	–	448	3,871
Shares redeemed	(13,505)	(130,078)	(34,716)	(314,857)

Net (decrease) in shares outstanding	4,006	$36,204	(28,682)	$(260,474)

	Institutional Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
SGA Global Growth Fund	Shares	Amount	Shares	Amount
Shares sold	184,470	$3,060,367	115,376	$1,734,578
Reinvestment of dividends	-	-	17,070	249,734
Shares redeemed	(10,849)	(173,762)	(74,095)	(1,114,205)

Net (decrease) in shares outstanding	173,621	$2,886,605	58,351	$870,107

	Y Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
SGA Global Growth Fund	Shares	Amount	Shares	Amount
Shares sold	82,934	$1,360,827	106,656	$1,654,360
Reinvestment of dividends	-	-	3,512	51,209
Shares redeemed	(8,138)	(130,459)	(6,078)	(92,801)

Net (decrease) in shares outstanding	74,796	$1,230,368	104,090	$1,612,768

40

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

	Investor Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
SGA Global Growth Fund	Shares	Amount	Shares	Amount
Shares sold	207,656	$3,444,152	775,795	$11,870,353
Reinvestment of dividends	-	-	21,979	317,163
Shares redeemed	(67,186)	(1,135,982)	(62,802)	(979,822)

Net (decrease) in shares outstanding	140,470	$2,308,170	734,972	$11,207,694

	A Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
SGA Global Growth Fund	Shares	Amount	Shares	Amount
Shares sold	131,371	$2,211,886	56,052	$833,835
Reinvestment of dividends	-	-	1,440	20,764
Shares redeemed	(32,484)	(516,326)	(13,720)	(206,169)

Net (decrease) in shares outstanding	98,887	$1,695,560	43,772	$648,430

	C Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
SGA Global Growth Fund	Shares	Amount	Shares	Amount
Shares sold	7,261	$118,073	44,531	$656,412
Reinvestment of dividends	-	-	2,186	30,719
Shares redeemed	(9,947)	(160,796)	(9,133)	(132,556)

Net (decrease) in shares outstanding	(2,686)	$(42,723)	37,584	$554,575

11.  Subsequent Events

On August 24, 2017, the SGA Global Growth Fund’s classification changed from non-diversified to diversified, within the meaning of the Investment Company Act of 1940, effective immediately. Management has determined that there are no material events that would require additional disclosure in the Funds’ financial statements through the date these financial statements are issued.

41

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31,		Year Ended January 31,				September 27, 2013A to January 31,

	2017		2017	2016		2015	2014

	(unaudited)
Net asset value, beginning of period	$9.22		$8.36	$10.24		$9.59	$10.00

Income from investment operations:
Net investment income (loss)	(0.36)		0.13	0.04		0.13	0.02
Net gains (losses) on investments (both realized and unrealized)	1.55		0.90	(1.84)		0.64	(0.42)

Total income (loss) from investment operations	1.19		1.03	(1.80)		0.77	(0.40)

Less distributions:
Dividends from net investment income	-		(0.17)	(0.08)		(0.12)	(0.01)
Distributions from net realized gains	-		-	-		-	-
Tax return of capital	-		-	(0.00	)B	-	-

Total distributions	-		(0.17)	(0.08)		(0.12)	(0.01)

Redemption fees added to beneficial interestsB	-		-	-		-	-

Net asset value, end of period	$10.41		$9.22	$8.36		$10.24	$9.59

Total returnC	12.91	%D	12.37%	(17.58)%		8.04%	(4.05	)%D

Ratios and supplemental data:
Net assets, end of period	$5,365,509		$52,787,468	$40,335,580		$13,079,558	$9,968,951
Ratios to average net assets:
Expenses, before reimbursements	1.50	%E	1.47%	1.68%		2.26%	4.20	%E
Expenses, net of reimbursements	1.35	%E	1.35%	1.35%		1.35%	1.35	%E
Net investment income (loss), before expense reimbursements	1.33	%E	1.18%	1.16%		0.44%	(2.30	)%E
Net investment income, net of reimbursements	1.48	%E	1.31%	1.49%		1.35%	0.55	%E
Portfolio turnover rate	19	%D	32%	35%		22%	9	%F

A	Commencement of operations.
B	Return of capital is calculated on shares outstanding at the time of distribution. Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 27, 2013 through January 31, 2014.

See accompanying notes

42

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31, 2017		Year Ended January 31,				September 27, 2013A to January 31, 2014

			2017	2016		2015

	(unaudited)
Net asset value, beginning of period	$9.19		$8.34	$10.22		$9.59	$10.00

Income from investment operations:
Net investment income	0.11		0.11	0.14		0.04	0.01
Net gains (losses) on investments (both realized and unrealized)	1.08		0.91	(1.94)		0.71	(0.41)

Total income (loss) from investment operations	1.19		1.02	(1.80)		0.75	(0.40)

Less distributions:
Dividends from net investment income	-		(0.17)	(0.08)		(0.12)	(0.01)
Distributions from net realized gains	-		-	-		-	-
Tax return of capital	-		-	(0.00	)B	-	-

Total distributions	-		(0.17)	(0.08)		(0.12)	(0.01)

Redemption fees added to beneficial interestsB	-		-	-		-	-

Net asset value, end of period	$10.38		$9.19	$8.34		$10.22	$9.59

Total returnC	12.95	%D	12.28%	(17.64)%		7.83%	(4.05	)%D

Ratios and supplemental data:
Net assets, end of period	$27,119,354		$32,606,568	$25,098,823		$4,603,907	$488,729
Ratios to average net assets:
Expenses, before reimbursements	1.85	%E	1.55%	1.77%		2.12%	6.19	%E
Expenses, net of reimbursements	1.45	%E	1.45%	1.45%		1.45%	1.45	%E
Net investment income (loss), before expense reimbursements	2.44	%E	1.15%	1.23%		0.01%	(4.30	)%E
Net investment income, net of reimbursements	2.84	%E	1.25%	1.55%		0.68%	0.44	%E
Portfolio turnover rate	19	%D	32%	35%		22%	9	%F

A	Commencement of operations.
B	Return of capital is calculated on shares outstanding at the time of distribution. Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 27, 2013 through January 31, 2014.

See accompanying notes

43

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31, 2017		Year Ended January 31,				September 27, 2013A to January 31, 2014

			2017	2016		2015

	(unaudited)
Net asset value, beginning of period	$9.16		$8.32	$10.19		$9.58	$10.00

Income from investment operations:
Net investment income	0.15		0.11	0.16		0.07	0.00	B
Net gains (losses) on investments (both realized and unrealized)	1.02		0.87	(1.98)		0.66	(0.41)

Total income (loss) from investment operations	1.17		0.98	(1.82)		0.73	(0.41)

Less distributions:
Dividends from net investment income	-		(0.14)	(0.05)		(0.12)	(0.01)
Distributions from net realized gains	-		-	-		-	-
Tax return of capital	-		-	(0.00	)G	-	-

Total distributions	-		(0.14)	(0.05)		(0.12)	(0.01)

Redemption fees added to beneficial interestsB	-		-	-		-	-

Net asset value, end of period	$10.33		$9.16	$8.32		$10.19	$9.58

Total returnC	12.77	%D	11.89%	(17.86)%		7.63%	(4.15	)%D

Ratios and supplemental data:
Net assets, end of period	$3,167,172		$3,457,789	$3,933,437		$4,612,098	$1,326,164
Ratios to average net assets:
Expenses, before reimbursements	2.05	%E	1.77%	1.98%		2.42%	5.46	%E
Expenses, net of reimbursements	1.73	%E	1.73%	1.73%		1.73%	1.73	%E
Net investment income (loss), before expense reimbursements	2.18	%E	0.94%	1.30%		0.12%	(3.60	)%E
Net investment income, net of reimbursements	2.50	%E	0.98%	1.55%		0.81%	0.13	%E
Portfolio turnover rate	19	%D	32%	35%		22%	9	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 27, 2013 through January 31, 2014.
G	Return of capital is calculated on shares outstanding at the time of distribution. Amount represents less than $0.01 per share.

See accompanying notes

44

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31, 2017		Year Ended January 31,				September 27, 2013A to January 31, 2014

			2017	2016		2015

	(unaudited)
Net asset value, beginning of period	$9.18		$8.34	$10.18		$9.58	$10.00

Income from investment operations:
Net investment income	0.13		0.13	0.12		0.06	0.00	B
Net gains (losses) on investments (both realized and unrealized)	1.04		0.85	(1.94)		0.66	(0.41)

Total income (loss) from investment operations	1.17		0.98	(1.82)		0.72	(0.41)

Less distributions:
Dividends from net investment income	-		(0.14)	(0.02)		(0.12)	(0.01)
Distributions from net realized gains	-		-	-		-	-
Tax return of capital	-		-	(0.00	)G	-	-

Total distributions	-		(0.14)	(0.02)		(0.12)	(0.01)

Redemption fees added to beneficial interestsB	-		-	-		-	-

Net asset value, end of period	$10.35		$9.18	$8.34		$10.18	$9.58

Total returnC	12.75	%D	11.84%	(17.90)%		7.53%	(4.15	)%D

Ratios and supplemental data:
Net assets, end of period	$566,385		$510,236	$740,272		$3,214,591	$554,182
Ratios to average net assets:
Expenses, before reimbursements	2.17	%E	1.90%	2.10%		2.49%	7.71	%E
Expenses, net of reimbursements	1.75	%E	1.75%	1.75%		1.77%	1.85	%E
Net investment income (loss), before expense reimbursements	2.13	%E	0.86%	1.08%		0.09%	(5.92	)%E
Net investment income (loss), net of reimbursements	2.55	%E	1.01%	1.43%		0.81%	(0.07	)%E
Portfolio turnover rate	19	%D	32%	35%		22%	9	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 27, 2013 through January 31, 2014.
G	Return of capital is calculated on shares outstanding at the time of distribution. Amount represents less than $0.01 per share.

See accompanying notes

45

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31, 2017		Year Ended January 31,				September 27, 2013A to January 31, 2014

			2017	2016		2015

	(unaudited)
Net asset value, beginning of period	$9.08		$8.23	$10.10		$9.55	$10.00

Income from investment operations:
Net investment income (loss)	0.09		0.02	0.10		0.02	(0.01)
Net gains (losses) on investments (both realized and unrealized)	1.03		0.89	(1.97)		0.62	(0.43)

Total income (loss) from investment operations	1.12		0.91	(1.87)		0.64	(0.44)

Less distributions:
Dividends from net investment income	-		(0.06)	(0.00	)B	(0.09)	(0.01)
Distributions from net realized gains	-		-	-		-	-
Tax return of capital	-		-	(0.00	)B	-	-

Total distributions	-		(0.06)	(0.00	)B	(0.09)	(0.01)

Redemption fees added to beneficial interestsB	-		-	-		-	-

Net asset value, end of period	$10.20		$9.08	$8.23		$10.10	$9.55

Total returnC	12.33	%D	11.11%	(18.50)%		6.66%	(4.45	)%D

Ratios and supplemental data:
Net assets, end of period	$547,023		$450,626	$644,705		$623,506	$148,736
Ratios to average net assets:
Expenses, before reimbursements	2.95	%E	2.67%	2.87%		3.26%	10.04	%E
Expenses, net of reimbursements	2.50	%E	2.50%	2.50%		2.52%	2.60	%E
Net investment income (loss), before expense reimbursements	1.29	%E	0.11%	0.40%		(0.90)%	(8.13	)%E
Net investment income (loss), net of reimbursements	1.74	%E	0.28%	0.77%		(0.16)%	(0.68	)%E
Portfolio turnover rate	19	%D	32%	35%		22%	9	%F

A	Commencement of operations.
B	Return of capital is calculated on shares outstanding at the time of distribution. Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 27, 2013 through January 31, 2014.

See accompanying notes

46

American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31,		Year Ended January 31,			Four Months Ended January 31,		Year Ended September 30,

	2017		2017	2016	2015	2014		2013		2012

	(unaudited)
Net asset value, beginning of period	$15.11		$13.79	$13.43	$13.05	$13.15		$12.04		$9.48

Income from investment operations:
Net investment income (loss)	0.01		0.03	0.03	0.06	0.01		(0.04	)A	(0.05	)A
Net gains on investments (both realized and unrealized)	2.77		1.84	0.56	0.72	0.15		1.36		2.61

Total income (loss) from investment operations	2.78		1.87	0.59	0.78	0.16		1.32		2.56

Less distributions:
Dividends from net investment income	-		-	(0.02)	(0.03)	-		-		-
Distributions from net realized gains	-		(0.55)	(0.21)	(0.37)	(0.26)		(0.21)		-

Total distributions	-		(0.55)	(0.23)	(0.40)	(0.26)		(0.21)		-

Net asset value, end of period	$17.89		$15.11	$13.79	$13.43	$13.05		$13.15		$12.04

Total returnB	18.40	%C	13.66%	4.26%	5.98%	1.13	%C	11.21	%D	27.00	%D

Ratios and supplemental data:
Net assets, end of period	$12,220,776		$7,698,159	$6,219,477	$5,106,079	$4,738,199		$4,351,023		$2,096,989
Ratios to average net assets:
Expenses, before reimbursements	1.34	%E	2.03%	2.62%	3.82%	5.28	%E	8.00%		12.02%
Expenses, net of reimbursements	0.98	%E	0.98%	0.98%	0.98%	1.00	%E	1.75%		1.75%
Net investment (loss), before expense reimbursements	(0.02	)%E	(0.83)%	(1.37)%	(2.41)%	(4.12	)%E	(6.56)%		(10.76)%
Net investment income (loss), net of reimbursements	0.34	%E	0.21%	0.27%	0.42%	0.16	%E	(0.31)%		(0.49)%
Portfolio turnover rate	15	%C	32%	39%	38%	15	%C	39%		41%

A	The Predecessor Fund calculated the change in undistributed net investment income based on average shares outstanding during the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Total returns would have been lower had expenses not been waived or absorbed by the Predecessor Fund. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.
E	Annualized.

See accompanying notes

47

American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		Year Ended January 31,			October 4A to January 31,

	2017		2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$15.05		$13.75	$13.41	$13.05	$13.25

Income from investment operations:
Net investment income (loss)	0.02		(0.03)	0.02	0.04	0.00	B
Net gains on investments (both realized and unrealized)	2.75		1.88	0.55	0.72	0.06

Total income (loss) from investment operations	2.77		1.85	0.57	0.76	0.06

Less distributions:
Dividends from net investment income	-		-	(0.02)	(0.03)	-
Distributions from net realized gains	-		(0.55)	(0.21)	(0.37)	(0.26)

Total distributions	-		(0.55)	(0.23)	(0.40)	(0.26)

Net asset value, end of period	$17.82		$15.05	$13.75	$13.41	$13.05

Total returnC	18.41	%D	13.55%	4.12%	5.83%	0.37	%D

Ratios and supplemental data:
Net assets, end of period	$3,352,241		$1,706,678	$127,585	$119,680	$105,161
Ratios to average net assets:
Expenses, before reimbursements	1.42	%E	1.88%	2.72%	3.84%	10.23	%E
Expenses, net of reimbursements	1.08	%E	1.07%	1.08%	1.08%	1.08	%E
Net investment (loss), before expense reimbursements	(0.09	)%E	(0.96)%	(1.51)%	(2.44)%	(9.09	)%E
Net investment income (loss), net of reimbursements	0.25	%E	(0.15)%	0.13%	0.32%	0.06	%E
Portfolio turnover rate	15	%D	32%	39%	38%	15	%D

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

48

American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31, 2017		Year Ended January 31,			October 4A to January 31, 2014

			2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$14.90		$13.66	$13.36	$13.03	$13.25

Income from investment operations:
Net investment income (loss)	0.00	B	0.06	(0.04)	0.01	(0.01)
Net gains on investments (both realized and unrealized)	2.71		1.73	0.57	0.72	0.05

Total income (loss) from investment operations	2.71		1.79	0.53	0.73	0.04

Less distributions:
Dividends from net investment income	-		-	(0.02)	(0.03)	-
Distributions from net realized gains	-		(0.55)	(0.21)	(0.37)	(0.26)

Total distributions	-		(0.55)	(0.23)	(0.40)	(0.26)

Net asset value, end of period	$17.61		$14.90	$13.66	$13.36	$13.03

Total returnC	18.19	%D	13.20%	3.84%	5.60%	0.22	%D

Ratios and supplemental data:
Net assets, end of period	$15,962,668		$11,414,261	$421,630	$108,458	$106,990
Ratios to average net assets:
Expenses, before reimbursements	1.58	%E	2.05%	3.08%	5.28%	10.37	%E
Expenses, net of reimbursements	1.36	%E	1.34%	1.36%	1.36%	1.36	%E
Net investment (loss), before expense reimbursements	(0.25	)%E	(1.14)%	(2.04)%	(3.88)%	(9.22	)%E
Net investment income (loss), net of reimbursements	(0.04	)%E	(0.43)%	(0.32)%	0.05%	(0.22	)%E
Portfolio turnover rate	15	%D	32%	39%	38%	15	%D

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

49

American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31, 2017		Year Ended January 31,					October 4A to January 31, 2014

			2017	2016		2015

	(unaudited)
Net asset value, beginning of period	$14.89		$13.65	$13.35		$13.03		$13.25

Income from investment operations:
Net investment income (loss)	0.02		0.03	(0.03)		0.00	B	0.00	B
Net gains on investments (both realized and unrealized)	2.68		1.76	0.56		0.72		0.04

Total income (loss) from investment operations	2.70		1.79	0.53		0.72		0.04

Less distributions:
Dividends from net investment income	-		-	(0.02)		(0.03)		-
Distributions from net realized gains	-		(0.55)	(0.21)		(0.37)		(0.26)

Total distributions	-		(0.55)	(0.23)		(0.40)		(0.26)

Net asset value, end of period	$17.59		$14.89	$13.65		$13.35		$13.03

Total returnC	18.13	%D	13.21%	3.84%		5.53%		0.22	%D

Ratios and supplemental data:
Net assets, end of period	$2,954,879		$1,028,223	$345,107		$434,636		$362,595
Ratios to average net assets:
Expenses, before reimbursements	1.72	%E	2.33%	3.05%		4.19%		8.22	%E
Expenses, net of reimbursements	1.38	%E	1.38%	1.38%		1.42%		1.48	%E
Net investment (loss), before expense reimbursements	(0.59	)%E	(1.22)%	(1.90)%		(2.78)%		(6.91	)%E
Net investment (loss), net of reimbursements	(0.25	)%E	(0.27)%	(0.22)%		(0.01)%		(0.17	)%E
Portfolio turnover rate	15%		32%	39	%D	38%		15%

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

50

American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		Year Ended January 31,			October 4A to January 31,

	2017		2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$14.50		$13.40	$13.21	$13.00	$13.25

Income from investment operations:
Net investment income (loss)	(0.07)		0.05	(0.12)	(0.05)	(0.04)
Net gains on investments (both realized and unrealized)	2.64		1.60	0.54	0.66	0.05

Total income (loss) from investment operations	2.57		1.65	0.42	0.61	0.01

Less distributions:
Dividends from net investment income	-		-	(0.02)	(0.03)	-
Distributions from net realized gains	-		(0.55)	(0.21)	(0.37)	(0.26)

Total distributions	-		(0.55)	(0.23)	(0.40)	(0.26)

Net asset value, end of period	$17.07		$14.50	$13.40	$13.21	$13.00

Total returnB	17.72	%C	12.41%	3.04%	4.69%	(0.01	)%C

Ratios and supplemental data:
Net assets, end of period	$1,118,185		$988,762	$410,331	$393,478	$109,489
Ratios to average net assets:
Expenses, before reimbursements	2.47	%D	3.08%	3.76%	4.77%	11.36	%D
Expenses, net of reimbursements	2.13	%D	2.12%	2.13%	2.16%	2.23	%D
Net investment (loss), before expense reimbursements	(1.14	)%D	(1.95)%	(2.51)%	(3.41)%	(10.22	)%D
Net investment (loss), net of reimbursements	(0.80	)%D	(1.00)%	(0.89)%	(0.80)%	(1.09	)%D
Portfolio turnover rate	15	%C	32%	39%	38%	15	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

See accompanying notes

51

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

At in-person meetings held on May 16, 2017 and June 7, 2017 (collectively, the “Meetings”), the Board of Trustees (“Board”) considered and then, at its June 7 meeting, approved the renewal of:

(1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (the “Trust”), on behalf of American Beacon Acadian Emerging Markets Managed Volatility Fund (“Acadian Fund”) and American Beacon SGA Global Growth Fund (“SGA Fund”) (collectively, the “Funds”);

(2) the Investment Advisory Agreement among the Manager, the Trust, on behalf of the Acadian Fund, and Acadian Asset Management LLC (“Acadian”); and

(3) the Investment Advisory Agreement among the Manager, the Trust, on behalf of the SGA Fund, and Sustainable Growth Advisers, LP (“SGA”).

Each of the Investment Advisory Agreements is referred to herein as the “Investment Advisory Agreement,” and Acadian and SGA are hereinafter each referred to as a “subadvisor.” The Management Agreement and the Investment Advisory Agreements are collectively referred to herein as the “Agreements.” In preparation for its consideration of the renewal of these Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the subadvisors, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each subadvisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the subadvisors. At the Meetings, the Board considered the information provided. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular meetings of the Board and its committees, as well as information specifically prepared in connection with the renewal process.

In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. The information requested on behalf of the Board included, among other information, the following materials. References herein to the “firm” refer to the Manager and/or each applicable subadvisor.

•	comparisons of the performance of an appropriate share class of each Fund to comparable investment companies and appropriate benchmark indices, including peer group averages and performance analyses provided by Broadridge and Morningstar, and to the performance of any similar accounts managed by the firm;

•	comparisons of each Fund’s management and subadvisory fee rates and expense ratio with the management fee rates paid by comparable mutual funds and their expense ratios, including peer group averages and fee and expense analyses provided by Broadridge and Morningstar, and the advisory fee rates charged to other clients for which similar services are provided by a firm;

•	a description of any applicable fee waivers and/or expense reimbursements in place for each Fund during the past year, and any proposed changes to the expense caps;

•	the Manager’s profitability with respect to the services that it provided to each Fund;

•	any actual or anticipated economies of scale in relation to the services the firm provides or will provide to each Fund and whether the current fee rates charged or to be charged to each Fund reflect these economies of scale for the benefit of the Fund’s investors;

•	an evaluation of any other benefits to the firm or Funds as a result of their relationship, if any;

52

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

•	information regarding the administrative, accounting-related and cash management services that the Manager provides to the Funds, the securities lending services that the Manager provides to the SGA Fund, and the fees that the Manager receives for such services; and

•	information regarding a firm’s financial condition, the personnel of the Manager who are assigned primary responsibility for managing the Funds, staffing levels, portfolio managers’ compensation, insurance coverage, material pending litigation, code of ethics, compliance matters, actual or potential conflicts of interest that the firm experiences, or anticipates that it will experience, in providing services to the Funds, and the Manager’s disaster recovery plans.

The Board noted that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing both types of services, and observed that the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative expenses, reduced by any waivers and/or reimbursements.

A firm may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firms based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. For each Fund, the class of shares used for comparative performance purposes was the share class with the lowest expenses available for purchase by the general public, which, in most cases, was the Institutional Class. The Board also considered that the use of Institutional Class performance generally facilitates a meaningful comparison for expense and performance purposes.

Provided below is an overview of certain factors the Board considered in connection with its renewal and approval of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew or approve each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal and approval of each Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal and approval of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and Each Investment Advisory Agreement

In determining whether to renew the Agreements, the Trustees considered the best interests of each Fund separately. While the Management Agreement and the Investment Advisory Agreements for all of the Funds were considered at the Meetings, the Board considered each Fund’s investment management and subadvisory relationships separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of a Fund; (3) the costs incurred by the Manager in rendering services to the Funds and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or a subadvisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or a subadvisor from their relationship with a Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Acadian Fund’s performance for various periods since its inception in 2013 and the SGA Fund’s long-term performance; the length of service of key investment personnel at the

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Manager; the cost structure of the Funds; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Funds; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement subadvisors; and the Manager’s efforts to retain key employees and maintain staffing levels.

With respect to the renewal of each Investment Advisory Agreement, the Trustees considered the level of staffing and the size of the subadvisor. The Board also considered the adequacy of the resources committed to the Funds by each subadvisor, and whether those resources were commensurate with the needs of the Funds and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of each subadvisor. The Board also considered each subadvisor’s representations regarding its compliance program and code of ethics. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each subadvisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund relative to its Broadridge performance universe, Morningstar Category, and benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent peer selection methodology to select all Broadridge performance universes. The Board also considered that the performance universes selected by Broadridge may not provide appropriate comparisons for a Fund. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Board also evaluated the comparative information provided by each subadvisor regarding the performance of each Fund relative to the performance of other comparable investment accounts managed by the subadvisor and the Fund’s benchmark index. In addition, the Board considered in each instance the Manager’s recommendation to continue to retain each subadvisor. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager and at an individual Fund level, with the Acadian Fund being profitable for the Manager before the payment of distribution-related expenses and the Manager sustaining losses with respect to the Acadian Fund after the payment of such expenses, and the Manager sustaining losses with respect to the SGA Fund before and after the payment of distribution-related expenses. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Funds relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that, among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for the Funds that were in place during the last fiscal year. The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for overseeing the securities lending program on behalf of the SGA Fund. The Board also noted that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by each subadvisor in connection with its investment advisory services to each Fund, the Board considered that, with respect to the Acadian Fund, the Manager has negotiated the lowest

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Investment Advisory Agreements

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fee rate the subadvisor charges for any comparable client accounts. The Board did not request profitability data from the subadvisors because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fee rates. In addition, the Board noted that subadvisors may not account for their profits on an account-by-account basis and those that do likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Funds grow and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in the subadvisory fee rates for each Fund. In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with the Funds.

Benefits Derived from the Relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager’s or subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisors. In addition, the Board noted that SGA benefits from soft dollar arrangements for third party and/or proprietary research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Funds appear to be fair and reasonable

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made versus each Fund’s Broadridge performance universe and Morningstar Category. With respect to the Broadridge performance universe, the 1st Quintile represents the top twenty percent of the universe based on performance and the 5th Quintile representing the bottom twenty percent of the universe based on performance. References below to each Fund’s Broadridge performance universe are to the universe of mutual funds with a comparable investment classification/objective included in the analysis provided by Broadridge. In reviewing the performance of the SGA Fund, the Trustees viewed longer-term performance over a full market cycle, typically five years or longer, as the most important consideration, because relative performance over shorter periods may be significantly impacted by market or economic events.

The expense comparisons below were made versus each Fund’s Broadridge expense universe and Broadridge expense group, with the 1st Quintile representing the top twenty percent of the universe or group based on lowest total expense and the 5th Quintile representing the bottom twenty percent of the universe or group based on highest total expense. References below to each Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Broadridge. A Broadridge expense group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge expense universe includes all funds in the investment classification/objective with a similar operating structure as the share class of the Fund included in the Broadridge comparative information and provides a broader view of expenses across the Fund’s investment classification/objective. For each Fund, the Trustees also considered a Fund’s Morningstar fee level category. In reviewing expenses, the Trustees considered the positive impact of fee waivers where applicable and the Manager’s agreement to continue the fee waivers. In addition, information regarding the subadvisors’ use of soft dollars was requested from the Manager and was considered by the Trustees.

55

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

Additional Considerations and Conclusions with Respect to the American Beacon Acadian Emerging Markets Managed Volatility Fund

In considering the renewal of the Management Agreement with the Manager and Investment Advisory Agreement with Acadian for the Acadian Fund, the Trustees considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	3rd Quintile
Compared to Broadridge Expense Universe	4th Quintile
Morningstar Fee Level Ranking – Institutional Class	Above Average Expense Ratio

Broadridge and Morningstar Performance Analysis (three-year period ended February 28, 2017)

Compared to Broadridge Performance Universe	4th Quintile
Compared to Morningstar Category	4th Quintile

The Trustees also considered: (1) that the Fund’s expenses are above the median of its Broadridge expense universe and expense group; (2) the Manager’s representation that Acadian’s defensive investment process is designed to construct a portfolio of securities that exhibit less volatility than is typical of emerging markets, and that the Fund is likely to underperform when, as in recent years, emerging markets are less volatile; (3) the Manager’s representation that there are challenges associated with identifying a peer group for evaluating the Fund’s expenses and performance as none of the funds in the Fund’s Broadridge expense group, expense universe or performance universe or Morningstar category pursue a comparable investment strategy; (4) information provided by Acadian regarding fee rates charged for managing accounts in the same strategy as the Fund; and (5) the Manager’s recommendation to continue to retain the subadvisor.

Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager and subadvisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the American Beacon Acadian Emerging Markets Managed Volatility Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund.

Additional Considerations and Conclusions with Respect to the American Beacon SGA Global Growth Fund

In considering the renewal of the Management Agreement with the Manager and the Investment Advisory Agreement with SGA for the SGA Fund, the Trustees considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	2nd Quintile
Compared to Broadridge Expense Universe	2nd Quintile
Morningstar Fee Level Ranking – Institutional Class	Average Expense Ratio

Broadridge and Morningstar Performance Analysis (five-year period ended February 28, 2017)

Compared to Broadridge Performance Universe	3rd Quintile
Compared to Morningstar Category	2nd Quintile

The Trustees also considered: (1) information provided by SGA regarding fee rates charged by it for managing accounts in the same strategy as the Fund; (2) that the American Beacon SGA Global Growth Fund acquired all of the assets of the SGA Global Growth Fund (the “Acquired Fund”), a series of the Investment Managers Series Trust, on October 7, 2013, and that the Fund’s performance prior to that date is that of the Acquired Fund; and (3) the Manager’s recommendation to continue to retain the subadvisor.

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Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager and the subadvisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the American Beacon SGA Global Growth Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund.

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Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the American Beacon Acadian Emerging Markets Managed Volatility Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter. A complete schedule of the American Beacon SGA Global Growth Fund’s portfolio holdings is also available on the website approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, MA	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Acadian Emerging Markets Managed Volatility Fund and American Beacon SGA Global Growth Fund are service marks of American Beacon Advisors, Inc.

SAR 7/17

American Beacon®
FUNDS

2017 SEMI-ANNUAL REPORT

July 31, 2017

GROSVENOR LONG/SHORT FUND

NUMERIC INTEGRATED ALPHA FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

GROSVENOR LONG/SHORT FUND

All investing involves risk including the possible loss of principal. The Fund’s strategy of investing in a variety of long/short strategies entails certain risks including that the lead sub-advisor’s judgments about allocation between such strategies, as well as the selection of the sub-advisors and their subsequent individual investment decisions, may not perform to expectations resulting in the Fund’s underperformance or even losses versus other similar funds. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks and in some cases the addition of financial leverage, which can magnify these risks. Short sales involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument; the Fund’s losses are potentially unlimited in a short sale.

NUMERIC INTEGRATED ALPHA FUND

The Fund’s strategy of investing in a variety of long/short strategies entails certain risks including that the sub-advisor’s judgments about allocation between such strategies may not perform to expectations resulting in the Fund’s underperformance or even losses versus other similar funds. Short sales involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument; the Fund’s losses are potentially unlimited in a short sale. Investing in derivative instruments involves liquidity, credit, interest rate and market risks and in some cases the addition of financial leverage, which can magnify these risks. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks.

Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of the Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we are proud to offer a broad range of equity, fixed-income and alternative mutual fund products for institutions and individuals. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced portfolio managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our clients and shareholders meet their long-term financial goals.

Institutional wisdom, enduring value. Since our inception as a pension fiduciary in 1986, American Beacon has focused on identifying and overseeing institutional investment managers and portfolio risk management. In 1987, we leveraged our size and experience to launch a series of sub-advised, multi-

manager mutual funds providing individual investors access to many of the same institutional managers as our pension clients. Following the financial crisis in 2008, we saw that investors were looking for unique solutions from managers who were not necessarily mainstream. In 2010, we began offering mutual funds from single managers with distinctive investment styles or asset classes. As we continue to expand our family of funds, our solutions-based approach provides innovative investments.

Guiding principles. Our “manager of managers” philosophy is built on a long-standing history of innovative thinking, discipline and consistency in applying our solutions-based approach. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style or market strategy – whether through a single sub-advisor or a combination of sub-advisors. Because we take our fiduciary responsibilities very seriously, our thorough manager evaluation and selection process is rigorous and ongoing. Our guiding principles – predictability, style consistency, competitive pricing and long-term relationships – provide a strong foundation for our due-diligence process. Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with asset managers who have adhered to their disciplined processes for many years and through multiple market cycles.

Focus on asset protection and risk mitigation. We strive to provide innovative, long-term products without gimmicks. From offering some of the first multi-manager funds, one of the first retirement-income funds and the first open-end mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process to help protect assets and mitigate risk.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon Grosvenor Long/Short FundSM

Performance Overview

July 31, 2017 (Unaudited)

The Investor Class of the American Beacon Grosvenor Long/Short Fund (the “Fund”) returned 4.34% for the six-month period ending July 31, 2017. The Fund underperformed the MSCI World Index (the “Index”) return of 10.64% for the same period.

Total Returns for the Period ended July 31, 2017
	Ticker	6 Months*	1 Year	Since Inception 10/1/2015
Institutional Class (1,3)	GVRIX	4.50%	11.18%	7.22%
Y Class (1,3)	GVRYX	4.51%	11.09%	7.11%
Investor Class (1,3)	GVRPX	4.34%	10.72%	6.80%
A without Sales Charge (1,3)	GSVAX	4.34%	10.72%	6.80%
A with Sales Charge (1,3)	GSVAX	(0.63)%	5.44%	4.00%
C without Sales Charge (1,3)	GVRCX	4.00%	9.88%	6.02%
C with Sales Charge (1,3)	GVRCX	3.00%	8.88%	6.02%

MSCI World Index (2)		10.64%	16.12%	14.43%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.	The MSCI World Index captures large and mid-cap representations across 24 developed market countries, covering approximately 84% of the free float-adjusted market capitalization in each country. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 4.29%, 4.76%, 5.02%, 5.06% and 5.80%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund typically lags its long-only Index during periods of strong market performance given the Fund’s short positions and hedges. During periods of weak market performance, however, the Fund is more likely to outperform as the short positions and hedges add value. This fiscal period was relatively calm for the global economy, and equity markets experienced strong performance as corporate earnings resumed positive growth rates across a number of sectors. As such, the Fund’s returns lagged the Index as expected.

During the period, five out of seven sub-advisors in the Fund generated positive returns. A leading source of gains included exposure to U.S. regional and community banks as the Fund tactically increased its exposure to specific company holdings and benefitted from strong returns. Additionally, exposure to housing-related and Consumer Discretionary companies also added value.

Given the Fund’s long/short investment strategy, it typically produces returns that are less volatile than those of the Index. As such, risk-adjusted returns generally provide a more appropriate method of analyzing performance.

The Fund’s lead sub-advisor, Grosvenor Capital Management, continues to implement its thorough due-diligence process that addresses Investment Strategy & Research, Risk Management, and Operational Effectiveness among the Fund’s sub-advisors. These efforts, and the Fund’s investment process, have remained consistent since its inception.

American Beacon Grosvenor Long/Short FundSM

Performance Overview

July 31, 2017 (Unaudited)

Top 10 Long Exposures (% Net Assets)
Altaba, Inc.	1.8
Ally Financial, Inc.	1.8
Lowe’s Companies, Inc.	1.7
Rio Tinto, PLC	1.5
LKQ Corp.	1.3
NVR Inc.	1.3
Yum! Brands, Inc.	1.3
CBOE Holdings, Inc.	1.3
Viacom, Inc.	1.3
Mohawk Industries, Inc.	1.3

Top 10 Short Exposures (% Net Assets)
Consumer Discretionary Select Sector SPDR Fund	(2.0)
SPDR S&P 500 ETF Trust	(1.5)
Consumer Staples Select Sector SPDR Fund	(1.3)
iShares EUR Govt Bond 7-10yr UCITS ETF EUR Dist	(0.9)
iShares 20+ Year Treasury Bond ETF	(0.8)
Occidental Petroleum Corp.	(0.7)
Health Care Select Sector SPDR Fund	(0.6)
Baker Hughes a GE Co.	(0.6)
Vanguard REIT ETF	(0.6)
Accenture PLC	(0.5)

Net Sector Exposures (% Investments)
Consumer Discretionary	15.2
Financials	11.1
Materials	9.0
Information Technology	6.9
Industrials	6.0
Energy	4.3
Telecom	2.3
Consumer Staples	2.2
Health Care	0.8
Utilities	(0.4)
Real Estate	(1.0)
Broad Market Indices	(2.3)

Fund Level Exposure (% Net Assets)
Net Exposure	54.1
Gross Exposure	126.3
Long Exposure	90.2
Short Exposure	36.1

American Beacon Numeric Integrated Alpha FundSM

Performance Overview

July 31, 2017 (Unaudited)

The Investor Class of the American Beacon Numeric Integrated Alpha Fund (the “Fund”) returned -1.56% for the six months ended July 31, 2017.

Total Returns for the Period ended July 31, 2017
	Ticker	6 Months*	1 Year	Since Inception 11/1/2016
Institutional Class (1,3)	NIAIX	(1.37)%	-	1.10%
Y Class (1,3)	NIAYX	(1.46)%	-	1.10%
Investor Class (1,3)	NIAPX	(1.56)%	-	0.90%
Ultra Class (1,3)	NIAUX	(1.36)%	-	1.30%

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (2)		0.35%	0.54%	0.45%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of U.S. Treasury securities maturing in less than three months that assumes reinvestment of all income. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, and Ultra Class shares was 6.17%, 6.27%, 6.55%, and 6.07%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Within the Fund, the Core Market Neutral strategy was the largest detractor from returns during the period. This strategy develops a market-neutral, long-short equity portfolio that seeks to identify mispriced securities caused by valuation discrepancies, investor sentiment, seasonal trends and other events that cause equity prices to fluctuate around fundamental valuations. Industry-specific models are also employed within the Retail and Real Estate Investment Trust (REIT) sectors. The primary detractors over the period were the U.S. region and Retail components. Conversely, the European region contributed positively, and the REIT strategy added slightly to performance.

The Fund’s Dynamic Beta component was the top contributor to returns during the period. This strategy uses global equity index and U.S. Treasury futures to add long exposure to the Fund when the models identify opportunity. During this period, exposure to equity markets added value, while exposure to the ten-year U.S. Treasury detracted slightly.

The Dislocation component of the strategy was slightly negative for the period. This market-neutral strategy seeks to benefit from positions in companies whose stock prices have been dislocated, or moved, beyond typical ranges due to news headlines, earnings results, analyst opinions or other events. The Fund seeks to benefit when prices revert back to more appropriate levels.

The Sector strategy in the Fund seeks to benefit from market-neutral long and short positions by utilizing S&P 500 Index Sector Exchange-Traded Funds. To the extent that valuation discrepancies across equity sectors become unusually large, the Fund seeks to benefit from their reversion to more appropriate levels. This component was a slight contributor to performance for the period.

Looking forward, the Fund’s sub-advisor will continue to implement its systematic investment process utilizing a fundamental approach that combines a diversified set of uncorrelated quantitative strategies. This investment process has remained consistent since the Fund’s inception.

American Beacon Numeric Integrated Alpha FundSM

Performance Overview

July 31, 2017 (Unaudited)

Top Ten Long Exposures (% Total MV)
Health Care Select Sector SPDR Fund		3.7
Technology Select Sector SPDR Fund		3.3
Ameriprise Financial, Inc.		1.3
GameStop Corp.		1.2
Empire State Realty Trust, Inc.		1.2
Ultra Petroleum Corp.		1.2
Ulta Beauty Inc.		1.2
Simon Property Group, Inc.		1.2
Equinix, Inc.		1.2
Taubman Centers, Inc.		1.2

Total Fund Holdings	180

Top Ten Short Exposures (% Total MV)
Utilities Select Sector SPDR Fund		(3.2)
Materials Select Sector SPDR Fund		(2.7)
Industrial Select Sector SPDR Fund		(2.0)
WP Carey, Inc.		(1.3)
Chatham Lodging Trust		(1.3)
Hersha Hospitality Trust		(1.3)
Equity Residential		(1.3)
CF Industries Holdings, Inc.		(1.2)
Paramount Group, Inc.		(1.2)
Coty, Inc.		(1.2)

Total Fund Holdings	98

Sector Exposure (%)	Portfolio Long	Portfolio Short
Real Estate	17.1	16.5
Technology	16.3	9.2
Consumer Discretionary	14.2	12.4
Health Care	12.7	6.9
Industrials	12.3	12.5
Financials	10.2	7.0
Energy	5.8	5.0
Consumer Staples	5.4	3.1
Materials	5.4	7.1
Utilities	1.5	4.7
Telecommunication	1.0	0.2

American Beacon FundsSM

Expense Examples

July 31, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2017 through July 31, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

July 31, 2017 (Unaudited)

American Beacon Grosvenor Long/Short Fund
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period 2/1/2017-7/31/2017*
Institutional Class
Actual	$1,000.00	$1,045.00	$22.26
Hypothetical**	$1,000.00	$1,003.00	$21.80
Y Class
Actual	$1,000.00	$1,044.10	$22.96
Hypothetical**	$1,000.00	$1,002.30	$22.49
Investor Class
Actual	$1,000.00	$1,043.40	$24.32
Hypothetical**	$1,000.00	$1,001.00	$23.81
A Class
Actual	$1,000.00	$1,043.40	$24.27
Hypothetical**	$1,000.00	$1,001.00	$23.77
C Class
Actual	$1,000.00	$1,040.00	$27.87
Hypothetical**	$1,000.00	$997.50	$27.29

*	Expenses are equal to the Fund’s annualized expense ratios ((including non-operating expenses (See Financial Highlights or more information)) for the six-month period of 4.39%, 4.53%, 4.80%, 4.79%, and 5.51% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon Numeric Integrated Alpha Fund
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period 2/1/2017-7/31/2017
Institutional Class
Actual	$1,000.00	$983.50	$20.07
Hypothetical**	$1,000.00	$1,004.60	$20.28
Y Class
Actual	$1,000.00	$985.40	$20.59
Hypothetical**	$1,000.00	$1,004.10	$20.77
Investor Class
Actual	$1,000.00	$984.40	$21.94
Hypothetical**	$1,000.00	$1,002.70	$22.15
Ultra Class
Actual	$1,000.00	$987.30	$19.41
Hypothetical	$1,000.00	$1,005.30	$19.59

*	Expenses are equal to the Fund’s annualized expense ratios ((including non-operating expenses (See Financial Highlights or more information)) for the six-month period of 4.07%, 4.17%, 4.45%, and 3.94% for the Institutional, Y, Investor, and Ultra Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

SECURITIES HELD LONG
COMMON STOCKS - 75.39%
Consumer Discretionary - 18.02%
Automobiles - 0.14%
Harley-Davidson, Inc.	529	$25,746

Distributors - 1.33%
LKQ Corp.A G	7,078	244,616

Diversified Consumer Services - 0.09%
Service Corp. International	413	14,343
ServiceMaster Global Holdings, Inc.A	34	1,495

		15,838

Hotels, Restaurants & Leisure - 4.70%
Caesars Acquisition Co., Class AA	256	4,966
Caesars Entertainment Corp.A	592	7,311
Carnival Corp.	1,476	98,567
Extended Stay America, Inc.B	4,503	89,024
Melco Resorts & Entertainment Ltd., ADR	3,959	79,972
MGM Resorts InternationalG	3,808	125,398
Norwegian Cruise Line Holdings Ltd.A	2,091	115,151
Royal Caribbean Cruises Ltd.	206	23,292
Starbucks Corp.	272	14,683
Wyndham Worldwide Corp.	683	71,285
Yum! Brands, Inc.G	3,125	235,875

		865,524

Household Durables - 2.63%
DR Horton, Inc.	477	17,024
Mohawk Industries, Inc.A G	932	232,059
Newell Brands, Inc.G	4,470	235,658

		484,741

Internet & Direct Marketing Retail - 2.56%
Amazon.com, Inc.A	57	56,304
Ctrip.com International Ltd., ADRA	265	15,828
JD.com, Inc., ADRA	1,395	63,012
Netflix, Inc.A	623	113,174
Ocado Group PLCA	45,519	180,834
Priceline Group, Inc.A	21	42,599

		471,751

Media - 3.47%
CBS Corp., Class B, NVDR	1,863	122,641
Comcast Corp., Class AG	1,649	66,702
CTS Eventim AG & Co. KGaA	1,238	57,361
DISH Network Corp., Class AA	166	10,629
TEGNA, Inc.	618	9,165
Time Warner, Inc.G	1,583	162,131
Viacom, Inc., Class B	5,992	209,241

		637,870

Multiline Retail - 0.56%
Dollar General Corp.G	948	71,252
Macy’s, Inc.	1,364	32,395

		103,647

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 75.39% (continued)
Consumer Discretionary - 18.02% (continued)
Specialty Retail - 2.34%
American Eagle Outfitters, Inc.	149	$1,764
Bed Bath & Beyond, Inc.	450	13,455
Lowe’s Companies, Inc.G	3,984	308,362
MarineMax, Inc.A	3,411	50,995
Tile Shop Holdings, Inc.	3,839	56,049

		430,625

Textiles, Apparel & Luxury Goods - 0.20%
Moncler SpA	796	21,390
NIKE, Inc., Class B	85	5,019
Swatch Group AG	25	9,926

		36,335

Total Consumer Discretionary		3,316,693

Consumer Staples - 4.89%
Beverages - 1.00%
Anheuser-Busch InBev S.A., Sponsored ADR	378	45,609
Constellation Brands, Inc., Class A	285	55,105
Molson Coors Brewing Co., Class BG	944	83,997

		184,711

Food & Staples Retailing - 1.16%
Alimentation Couche-Tard, Inc., Class B	2,998	142,163
Whole Foods Market, Inc.G	1,700	70,992

		213,155

Food Products - 0.70%
Mondelez International, Inc., Class A	2,720	119,734
TreeHouse Foods, Inc.A	115	9,756

		129,490

Household Products - 2.03%
HRG Group, Inc.A G	12,323	204,192
Procter & Gamble Co.	1,861	169,016

		373,208

Tobacco - 0.00%
British American Tobacco PLC, Sponsored ADR	-	24

Total Consumer Staples		900,588

Energy - 5.57%
Energy Equipment & Services - 0.49%
Halliburton Co.G	2,100	89,124

Oil, Gas & Consumable Fuels - 5.08%
Andeavor Logistics LPC	4,199	218,894
DHT Holdings, Inc.	264	1,098
Hess Corp.	2,247	100,081
Laredo Petroleum, Inc.A	4,614	59,797
Marathon Petroleum Corp.G	4,041	226,256
MPLX LPC	5,793	210,576
Parsley Energy, Inc., Class AA	4,053	118,672

		935,374

Total Energy		1,024,498

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 75.39% (continued)
Financials - 18.84%
Banks - 10.10%
1st Capital BankA	775	$10,463
Aldermore Group PLCA	10,012	28,692
American Business BankA G	2,328	99,522
American River Bankshares	2,042	28,486
American Riviera BankA G	2,244	37,699
Bank of Marin BancorpG	680	45,322
Bank of the James Financial Group, Inc.G	3,536	54,419
Bay Bancorp, Inc.A	5,434	43,472
Baycom Corp.A	1,792	30,930
Bridge Bancorp, Inc.G	3,777	122,752
California Bancorp, Inc.A	751	14,269
Cambridge BancorpG	768	50,266
Chemung Financial Corp.	450	18,225
Citigroup, Inc.	456	31,213
Citizens Financial Group, Inc.G	1,533	53,778
Commerce West BankG	1,605	36,353
Community Financial Corp.G	2,259	83,831
Empire Bancorp, Inc.A	1,257	17,912
Esquire Financial Holdings, Inc.A	2,390	35,372
Exchange Bank	21	3,108
Farmers & Merchants Bank of Long Beach	7	54,250
Fifth Third Bancorp	1,623	43,334
First Foundation, Inc.A	3,444	59,719
First Northern Community BancorpA	2,391	28,812
First of Long Island Corp.G	2,790	77,980
First Savings Financial Group, Inc.	127	6,750
MidSouth Bancorp, Inc.	711	7,999
Old Point Financial Corp.	155	4,979
Orrstown Financial Services, Inc.G	1,318	32,950
Peapack Gladstone Financial Corp.G	2,664	83,303
Premier Financial Bancorp, Inc.G	1,059	20,121
Private Bancorp of America, Inc.A	155	3,565
Seacoast Banking Corp. of FloridaA G	4,729	110,517
Seacoast Commerce Banc Holdings	424	8,734
Shore Bancshares, Inc.	598	10,100
Signature BankA	641	88,830
SouthCrest Financial Group, Inc.A	832	7,696
Stewardship Financial Corp.	1,767	17,052
Sussex BancorpG	1,956	46,944
UniCredit SpAA	3,915	77,119
Veritex Holdings, Inc.A G	2,618	69,770
WashingtonFirst Bankshares, Inc.G	2,396	82,039
WTB Financial Corp., Class B	140	41,580
Zions BancorporationG	624	28,280

		1,858,507

Capital Markets - 3.32%
CBOE Holdings, Inc.G	2,466	233,111
Credit Suisse Group AGA	797	12,265
Intercontinental Exchange, Inc.G	3,465	231,150
S&P Global, Inc.	875	134,391

		610,917

Consumer Finance - 3.30%
Ally Financial, Inc.G	14,270	323,073
Capital One Financial Corp.G	1,001	86,266
OneMain Holdings, Inc.A G	3,928	105,035

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 75.39% (continued)
Financials - 18.84% (continued)
Consumer Finance – 3.30% (continued)
Regional Management Corp.A G	3,054	$73,265
Santander Consumer USA Holdings, Inc.A G	1,562	20,009

		607,648

Diversified Financial Services - 0.24%
Marlin Business Services Corp.	1,721	44,746

Insurance - 0.27%
First American Financial Corp.G	1,024	49,572

Thrifts & Mortgage Finance - 1.61%
BofI Holding, Inc.A G	3,651	101,753
Elmira Savings Bank	342	6,840
Flagstar Bancorp, Inc.A	2,775	90,354
PennyMac Financial Services, Inc., Class AA G	3,235	56,289
Provident Bancorp, Inc.A G	1,968	41,033

		296,269

Total Financials		3,467,659

Health Care - 1.82%
Health Care Equipment & Supplies - 0.65%
CR Bard, Inc.G	374	119,904

Health Care Providers & Services - 0.73%
AmerisourceBergen Corp.	34	3,190
Cardinal Health, Inc.	92	7,108
Cigna Corp.	372	64,564
Express Scripts Holding Co.A	37	2,318
McKesson Corp.	62	10,036
Universal Health Services, Inc., Class B	432	47,878

		135,094

Pharmaceuticals - 0.44%
Allergan PLC	193	48,700
Takeda Pharmaceutical Co., Ltd.	591	31,264

		79,964

Total Health Care		334,962

Industrials - 5.71%
Aerospace & Defense - 1.07%
Meggitt PLC	8,925	59,232
Rockwell Collins, Inc.G	423	45,062
Textron, Inc.	367	18,042
TransDigm Group, Inc.	266	75,049

		197,385

Air Freight & Logistics - 0.50%
Atlas Air Worldwide Holdings, Inc.A	298	17,701
FedEx Corp.	360	74,891

		92,592

Airlines - 0.36%
Azul S.A., ADRA	43	1,134
Copa Holdings S.A., Class A	222	27,852
Southwest Airlines Co.	346	19,206
United Continental Holdings, Inc.A	271	18,341

		66,533

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 75.39% (continued)
Industrials - 5.71% (continued)
Building Products - 0.44%
AO Smith Corp.	323	$17,297
Builders FirstSource, Inc.A	1,236	19,368
Masonite International Corp.A	560	43,484

		80,149

Commercial Services & Supplies - 1.22%
KAR Auction Services, Inc.G	5,329	224,031

Electrical Equipment - 0.12%
Rockwell Automation, Inc.G	139	22,939

Machinery - 0.80%
Navistar International Corp.A	2,740	84,310
Trinity Industries, Inc.	2,263	62,029

		146,339

Road & Rail - 0.31%
Avis Budget Group, Inc.A G	403	12,404
Union Pacific Corp.	439	45,200

		57,604

Trading Companies & Distributors - 0.89%
AerCap Holdings N.V.A G	1,710	83,961
Air Lease Corp.G	2,015	79,754

		163,715

Total Industrials		1,051,287

Information Technology - 9.77%
Communications Equipment - 1.22%
Juniper Networks, Inc.	1,450	40,527
Palo Alto Networks, Inc.A G	1,400	184,492

		225,019

Electronic Equipment, Instruments & Components - 0.08%
Flex Ltd.A	916	14,647

Internet Software & Services - 1.39%
Alibaba Group Holding Ltd., Sponsored ADRA	798	123,650
Alphabet, Inc., Class CA G	90	83,745
Alphabet, Inc., Class AA	51	48,221

		255,616

IT Services - 1.43%
Cognizant Technology Solutions Corp., Class AG	953	66,062
Fidelity National Information Services, Inc.G	2,160	197,035

		263,097

Semiconductors & Semiconductor Equipment - 0.56%
Intel Corp.	1,362	48,310
NVIDIA Corp.	177	28,765
NXP Semiconductors N.V.A	234	25,817

		102,892

Software - 4.85%
Autodesk, Inc.A G	410	45,424
Dell Technologies, Inc., Tracking Stock, Class VA D	65	4,177
LINE Corp., ADRA	3,960	145,570

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 75.39% (continued)
Information Technology - 9.77% (continued)
Software - 4.85% (continued)
Microsoft Corp.G	1,210	$87,967
Mobileye N.V.A	736	46,589
Red Hat, Inc.A	1,580	156,214
salesforce.com, Inc.A G	650	59,020
ServiceNow, Inc.A	648	71,572
Splunk, Inc.A	16	960
SS&C Technologies Holdings, Inc.G	5,952	230,699
Symantec Corp.G	1,426	44,192

		892,384

Technology Hardware, Storage & Peripherals - 0.24%
HP, Inc.G	2,362	45,114

Total Information Technology		1,798,769

Materials - 7.02%
Chemicals - 1.59%
Dow Chemical Co.	901	57,880
Olin Corp.	1,353	39,887
Sherwin-Williams Co.G	577	194,605

		292,372

Construction Materials - 0.35%
Buzzi Unicem SpA	980	24,826
Summit Materials, Inc., Class AA	1,370	38,963

		63,789

Containers & Packaging - 0.66%
Ardagh Group S.A.	458	10,277
Berry Global Group, Inc.A G	1,625	91,130
Graphic Packaging Holding Co.	1,561	20,590

		121,997

Metals & Mining - 3.29%
Boliden AB	1,281	40,237
Century Aluminum Co.A	6,584	110,479
First Quantum Minerals Ltd.	9,726	107,499
Teck Resources Ltd., Class B	10,668	231,389
voestalpine AG	1,060	53,782
Warrior Met Coal, Inc.	2,802	61,252

		604,638

Paper & Forest Products - 1.13%
Canfor Corp.A	7,786	130,646
West Fraser Timber Co., Ltd.	1,470	78,113

		208,759

Total Materials		1,291,555

Real Estate - 0.95%
Real Estate Management & Development - 0.95%
Realogy Holdings Corp.	5,273	175,064

Telecommunication Services - 2.80%
Diversified Telecommunication Services - 2.05%
Level 3 Communications, Inc.A G	1,303	76,460
Telefonica Deutschland Holding AG	33,205	171,659

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 75.39% (continued)
Telecommunication Services - 2.80% (continued)
Diversified Telecommunication Services - 2.05% (continued)
Verizon Communications, Inc.G	2,673	$129,373

		377,492

Wireless Telecommunication Services - 0.75%
TIM Participacoes S.A., ADR	8,104	136,714

Total Telecommunication Services		514,206

Total Common Stocks (Cost $12,580,522)		13,875,281

INVESTMENT COMPANIES - 1.78% (Cost $259,609)
Closed-End Funds - 1.78%
Altaba, Inc.A G	5,598	326,923

SHORT-TERM INVESTMENTS - 16.57% (Cost $3,050,454)
Investment Companies - 16.57%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%E F	3,050,454	3,050,454

TOTAL SECURITIES HELD LONG (Cost $15,890,585)		17,252,658

SECURITIES HELD SHORT
COMMON STOCKS - (22.97%)
Consumer Discretionary - (4.04%)
Automobiles - (0.74%)
Bayerische Motoren Werke AG	(228)	(20,975)
Ford Motor Co.	(2,450)	(27,489)
General Motors Co.	(790)	(28,424)
Nissan Motor Co., Ltd.	(5,059)	(50,294)
Tesla, Inc.A	(26)	(8,410)

		(135,592)

Hotels, Restaurants & Leisure - (0.61%)
Bob Evans Farms, Inc.	(123)	(8,509)
Cheesecake Factory, Inc.	(296)	(14,084)
Chipotle Mexican Grill, Inc.A	(61)	(20,970)
Darden Restaurants, Inc.	(59)	(4,949)
Domino’s Pizza, Inc.	(58)	(10,817)
InterContinental Hotels Group PLC	(398)	(22,556)
Six Flags Entertainment Corp.	(208)	(11,829)
Wyndham Worldwide Corp.	(139)	(14,507)
Wynn Resorts Ltd.	(35)	(4,527)

		(112,748)

Household Durables - (0.31%)
Leggett & Platt, Inc.	(55)	(2,650)
Meritage Homes Corp.A	(590)	(24,043)
Newell Brands, Inc.	(270)	(14,234)
PulteGroup, Inc.	(683)	(16,679)

		(57,606)

Internet & Direct Marketing Retail - (0.09%)
Boohoo.com PLCA	(1,539)	(4,782)
Netflix, Inc.A	(61)	(11,081)

		(15,863)

Leisure Products - (0.21%)
Polaris Industries, Inc.	(441)	(39,540)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (22.97%) (continued)
Consumer Discretionary - (4.04%) (continued)
Media - (0.61%)
Discovery Communications, Inc., Class AA	(670)	$(16,482)
Interpublic Group of Companies, Inc.	(519)	(11,216)
Omnicom Group, Inc.	(330)	(25,984)
Publicis Groupe S.A.	(95)	(7,187)
Scripps Networks Interactive, Inc., Class A	(238)	(20,804)
Walt Disney Co.	(195)	(21,436)
WPP PLC	(440)	(8,975)

		(112,084)

Multiline Retail - (0.03%)
Marks & Spencer Group PLC	(1,261)	(5,361)

Specialty Retail - (1.09%)
Advance Auto Parts, Inc.	(130)	(14,561)
Asbury Automotive Group, Inc.A	(383)	(20,682)
Best Buy Co., Inc.	(620)	(36,171)
CarMax, Inc.A	(441)	(29,216)
Five Below, Inc.A	(245)	(11,836)
Floor & Decor Holdings, Inc., Class AA	(101)	(3,497)
Hennes & Mauritz AB, Class B	(353)	(9,203)
Monro Muffler Brake, Inc.	(200)	(9,320)
Penske Automotive Group, Inc.	(551)	(23,991)
Sally Beauty Holdings, Inc.A	(1,184)	(23,952)
Tiffany & Co.	(187)	(17,860)

		(200,289)

Textiles, Apparel & Luxury Goods - (0.35%)
Gildan Activewear, Inc.	(84)	(2,531)
HUGO BOSS AG	(41)	(3,093)
Pandora A/S	(173)	(19,910)
Ralph Lauren Corp.	(247)	(18,686)
Steven Madden Ltd.A	(92)	(3,772)
Under Armour, Inc., Class AA	(834)	(16,697)

		(64,689)

Total Consumer Discretionary		(743,772)

Consumer Staples - (1.81%)
Beverages - (0.23%)
Boston Beer Co., Inc., Class AA	(61)	(9,565)
Constellation Brands, Inc., Class A	(169)	(32,676)

		(42,241)

Food & Staples Retailing - (0.39%)
Casey’s General Stores, Inc.	(320)	(34,160)
Costco Wholesale Corp.	(65)	(10,303)
Kroger Co.	(28)	(687)
SUPERVALU, Inc.A	(2,424)	(8,678)
Tesco PLCA	(4,106)	(9,437)
Wm Morrison Supermarkets PLC	(2,819)	(8,941)

		(72,206)

Food Products - (0.58%)
Blue Buffalo Pet Products, Inc.A	(121)	(2,707)
Conagra Brands, Inc.	(13)	(445)
Dean Foods Co.	(93)	(1,395)
Hormel Foods Corp.	(1,413)	(48,282)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (22.97%) (continued)
Consumer Staples - (1.81%) (continued)
Food Products - (0.58%) (continued)
Kraft Heinz Co.	(623)	$(54,488)

		(107,317)

Household Products - (0.61%)
Church & Dwight Co., Inc.	(135)	(7,202)
Kimberly-Clark Corp.	(280)	(34,485)
Procter & Gamble Co.	(771)	(70,022)

		(111,709)

Total Consumer Staples		(333,473)

Energy - (1.26%)
Energy Equipment & Services - (0.62%)
Baker Hughes a GE Co.	(3,070)	(113,252)

Oil, Gas & Consumable Fuels - (0.64%)
Occidental Petroleum Corp.	(1,914)	(118,534)

Total Energy		(231,786)

Financials - (5.76%)
Banks - (4.62%)
1st Source Corp.	(626)	(30,737)
Cadence BanCorpA	(651)	(14,869)
CenterState Banks, Inc.	(2,273)	(56,802)
City Holding Co.	(427)	(28,024)
Community Bank System, Inc.	(1,024)	(56,218)
Cullen/Frost Bankers, Inc.	(227)	(20,607)
CVB Financial Corp.	(2,572)	(55,401)
FCB Financial Holdings, Inc., Class AA	(570)	(26,875)
First Financial Bancorp	(1,105)	(28,288)
First Financial Bankshares, Inc.	(1,031)	(44,591)
First Merchants Corp.	(619)	(25,032)
German American Bancorp, Inc.	(842)	(30,169)
Glacier Bancorp, Inc.	(1,567)	(54,720)
Green Bancorp, Inc.A	(1,249)	(28,040)
Home BancShares, Inc.	(1,938)	(48,062)
Independent Bank Corp.	(105)	(7,492)
Lakeland Financial Corp.	(461)	(21,206)
Metro Bank PLCA	(165)	(7,885)
Renasant Corp.	(658)	(27,893)
ServisFirst Bancshares, Inc.	(1,144)	(41,573)
South State Corp.	(648)	(54,270)
Stock Yards Bancorp, Inc.	(597)	(21,402)
United Bankshares, Inc.	(1,158)	(39,951)
Webster Financial Corp.	(1,078)	(55,980)
WesBanco, Inc.	(639)	(24,429)

		(850,516)

Capital Markets - (0.09%)
Close Brothers Group PLC	(759)	(15,422)

Consumer Finance - (0.42%)
Credit Acceptance Corp.A	(62)	(15,444)
Discover Financial Services	(445)	(27,118)
Enova International, Inc.A	(963)	(13,964)
World Acceptance Corp.A	(276)	(20,857)

		(77,383)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (22.97%) (continued)
Financials - (5.76%) (continued)
Thrifts & Mortgage Finance - (0.63%)
Beneficial Bancorp, Inc.	(1,372)	$(21,403)
Capitol Federal Financial, Inc.	(963)	(13,732)
Clifton Bancorp, Inc.	(851)	(14,203)
Kearny Financial Corp.	(1,439)	(21,010)
WSFS Financial Corp.	(1,025)	(46,279)

		(116,627)

Total Financials		(1,059,948)

Health Care - (0.30%)
Biotechnology - (0.02%)
Celgene Corp.A	(32)	(4,333)

Health Care Equipment & Supplies - (0.21%)
Becton Dickinson and Co.	(190)	(38,266)

Health Care Providers & Services - (0.03%)
AmerisourceBergen Corp.	(25)	(2,346)
UnitedHealth Group, Inc.	(24)	(4,603)

		(6,949)

Health Care Technology - (0.01%)
Veeva Systems, Inc., Class AA	(16)	(1,020)

Pharmaceuticals - (0.03%)
Mylan N.V.A	(50)	(1,950)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	(111)	(3,571)

		(5,521)

Total Health Care		(56,089)

Industrials - (1.84%)
Aerospace & Defense - (0.12%)
Boeing Co.	(96)	(23,276)

Air Freight & Logistics - (0.45%)
CH Robinson Worldwide, Inc.	(837)	(54,907)
United Parcel Service, Inc., Class B	(252)	(27,793)

		(82,700)

Airlines - (0.24%)
Air CanadaA	(494)	(7,857)
Norwegian Air Shuttle ASAA	(570)	(14,027)
SAS ABA	(6,146)	(14,692)
WestJet Airlines Ltd.	(386)	(7,694)

		(44,270)

Commercial Services & Supplies - (0.03%)
Cintas Corp.	(37)	(4,989)

Electrical Equipment - (0.08%)
Eaton Corp. PLC	(192)	(15,024)

Machinery - (0.38%)
Flowserve Corp.	(734)	(30,189)
Kone OYJ, Class B	(189)	(9,847)
SKF AB, Class B	(710)	(14,123)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (22.97%) (continued)
Industrials - (1.84%) (continued)
Machinery - (0.38%) (continued)
Volvo AB, Class B	(896)	$(15,226)

		(69,385)

Marine - (0.10%)
Kirby Corp.A	(295)	(17,966)

Road & Rail - (0.16%)
Schneider National, Inc., Class B	(1,241)	(26,830)
Werner Enterprises, Inc.	(84)	(2,491)

		(29,321)

Trading Companies & Distributors - (0.28%)
Fastenal Co.	(792)	(34,024)
WW Grainger, Inc.	(109)	(18,175)

		(52,199)

Total Industrials		(339,130)

Information Technology - (5.29%)
Communications Equipment - (0.47%)
Arista Networks, Inc.A	(52)	(7,763)
Cisco Systems, Inc.	(12)	(378)
F5 Networks, Inc.A	(651)	(78,608)

		(86,749)

Electronic Equipment, Instruments & Components - (0.92%)
Amphenol Corp., Class A	(461)	(35,322)
CDW Corp.	(627)	(39,771)
Corning, Inc.	(3,203)	(93,335)

		(168,428)

Internet Software & Services - (0.93%)
Alibaba Group Holding Ltd., Sponsored ADRA	(859)	(133,102)
Baidu, Inc., ADRA	(79)	(17,882)
United Internet AG	(301)	(18,347)
Yahoo Japan Corp.	(379)	(1,719)

		(171,050)

IT Services - (1.77%)
Accenture PLC, Class A	(777)	(100,093)
Automatic Data Processing, Inc.	(49)	(5,827)
DXC Technology Co.	(806)	(63,174)
Gartner, Inc.A	(97)	(12,447)
Infosys Ltd., Sponsored ADR	(3,305)	(52,219)
International Business Machines Corp.	(395)	(57,145)
Square, Inc., Class AA	(854)	(22,503)
Western Union Co.	(655)	(12,936)

		(326,344)

Semiconductors & Semiconductor Equipment - (0.03%)
NVIDIA Corp.	(30)	(4,875)

Software - (0.98%)
CA, Inc.	(1,267)	(39,328)
Check Point Software Technologies Ltd.A	(4)	(423)
Electronic Arts, Inc.A	(365)	(42,610)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (22.97%) (continued)
Information Technology - (5.29%) (continued)
Software - (0.98%) (continued)
ServiceNow, Inc.A	(169)	$(18,666)
Snap, Inc., Class AA	(1,648)	(22,528)
Symantec Corp.	(82)	(2,541)
Take-Two Interactive Software, Inc.A	(13)	(1,033)
Ultimate Software Group, Inc.A	(10)	(2,257)
VMware, Inc., Class AA	(31)	(2,874)
Workday, Inc., Class AA	(439)	(44,827)
Zendesk, Inc.A	(82)	(2,404)

		(179,491)

Technology Hardware, Storage & Peripherals - (0.19%)
Apple, Inc.	(81)	(12,047)
Canon, Inc.	(489)	(17,019)
Logitech International S.A.	(156)	(5,671)
NetApp, Inc.	(22)	(955)
Seagate Technology PLC	(1)	(33)

		(35,725)

Total Information Technology		(972,662)

Materials - (0.89%)
Chemicals - (0.80%)
CF Industries Holdings, Inc.	(2,013)	(59,082)
Eastman Chemical Co.	(170)	(14,137)
Mosaic Co.	(1,140)	(27,520)
Yara International ASA	(1,151)	(45,862)

		(146,601)

Paper & Forest Products - (0.09%)
Domtar Corp.	(438)	(17,108)

Total Materials		(163,709)

Real Estate - (1.24%)
Equity Real Estate Investment Trusts (REITs) - (1.24%)
AvalonBay Communities, Inc.	(88)	(16,927)
Camden Property Trust	(73)	(6,548)
Digital Realty Trust, Inc.	(219)	(25,260)
Empire State Realty Trust, Inc., Class A	(210)	(4,387)
Equinix, Inc.	(59)	(26,593)
Federal Realty Investment Trust	(22)	(2,918)
Host Hotels & Resorts, Inc.	(720)	(13,435)
Iron Mountain, Inc.	(1,626)	(59,235)
LaSalle Hotel Properties	(582)	(17,192)
Public Storage	(134)	(27,546)
Regency Centers Corp.	(72)	(4,768)
Ryman Hospitality Properties, Inc.	(298)	(18,652)
UDR, Inc.	(117)	(4,574)

		(228,035)

Total Real Estate		(228,035)

Telecommunication Services - (0.54%)
Diversified Telecommunication Services - (0.42%)
AT&T, Inc.	(859)	(33,501)
CenturyLink, Inc.	(1,860)	(43,282)

		(76,783)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (22.97%) (continued)
Telecommunication Services - (0.54%) (continued)
Wireless Telecommunication Services - (0.12%)
Freenet AG	(218)	$(7,363)
Millicom International Cellular S.A., ADR	(243)	(15,229)

		(22,592)

Total Telecommunication Services		(99,375)

TOTAL COMMON STOCKS (Proceeds $(4,050,879))		(4,227,979)

EXCHANGE-TRADED INSTRUMENTS - (9.77%)
Exchange-Traded Funds - (9.77%)
Consumer Discretionary Select Sector SPDR Fund	(3,933)	(359,319)
Consumer Staples Select Sector SPDR Fund	(4,363)	(241,361)
Energy Select Sector SPDR Fund	(120)	(7,995)
Health Care Select Sector SPDR Fund	(1,440)	(115,042)
Industrial Select Sector SPDR Fund	(984)	(67,217)
iShares 20+ Year Treasury Bond ETF	(1,149)	(142,522)
iShares 7-10 Year Treasury Bond ETF, Class B	(639)	(68,277)
iShares EUR Govt Bond 7-10yr UCITS ETF EUR Dist	(663)	(163,447)
iShares Euro Government Bond Capped 10.5+yr UCITS ETF DE	(477)	(78,953)
iShares MSCI Emerging Markets ETF	(360)	(15,768)
iShares Russell 1000 Growth ETF	(153)	(18,620)
iShares Russell 2000 ETF	(259)	(36,651)
iShares Russell 2000 Value ETF	(81)	(9,647)
iShares STOXX Europe 600 UCITS ETF DE	(1,036)	(46,162)
Materials Select Sector SPDR Fund	(260)	(14,206)
PowerShares QQQ Trust Series 1	(464)	(66,459)
Real Estate Select Sector SPDR Fund	(753)	(24,540)
SPDR S&P 500 ETF Trust	(77)	(19,001)
SPDR S&P Telecom ETF	(471)	(33,846)
Technology Select Sector SPDR Fund	(1,678)	(95,915)
Utilities Select Sector SPDR Fund	(1,346)	(71,634)
Vanguard REIT ETF	(1,204)	(101,449)

Total Exchange-Traded Funds		(1,798,031)

TOTAL EXCHANGE-TRADED INSTRUMENTS (Proceeds $(1,648,677))		(1,798,031)

TOTAL SECURITITES SOLD SHORT (Proceeds $(5,699,556))		(6,026,010)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 93.74% (Cost $15,890,585)		17,252,658

TOTAL PURCHASED OPTIONS - 0.25% (Cost $34,840)		45,416

TOTAL WRITTEN OPTIONS - (0.04%) (Cost $(2,640))		(7,980)

TOTAL SECURITIES SOLD SHORT - (32.74%) (Proceeds $(5,699,556))		(6,026,010)
OTHER ASSETS, NET OF LIABILITIES – 38.79%		7,140,611

NET ASSETS - 100.00%		$18,404,695

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Unit - Usually consists of one common stock and/or rights and warrants.

C MLP - Master Limited Partnership.

D Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

E The Fund is affiliated by having the same investment advisor.

F 7-day effective yield.

G This security or a piece thereof is held as segregated collateral.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund.

LP - Limited Partnership.

MSCI - Morgan Stanley Capital International.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

S&P - Standard & Poor’s.

S&P 500 - Standard & Poor’s U.S. Equity Large-cap Index.

SPDR - Standard & Poor’s Depositary Receipt.

OTC Total Return Swap Agreements Open on July 31, 2017:
Pay/Receive Floating Rate	Description	Reference Entity	Counterparty	Floating Rate (%)	Expiration Date	Reference Quantity	Notional Amount	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-FEDEF	Alphabet, Inc.	MSC	1.660	10/2/2017	84	$68,344	$11,078
Pay	1-Month USD-FEDEF	Caterpillar, Inc.	MSC	1.660	10/2/2017	855	80,934	16,493
Pay	1-Month USD-FEDEF	CSX Corp.	MSC	1.660	10/2/2017	1,785	88,618	(547)
Pay	1-Month USD-FEDEF	Delta Air Lines, Inc.	MSC	1.660	10/2/2017	2,964	141,282	5,021
Pay	1-Month USD-FEDEF	Freeport-McMoRan, Inc.	MSC	1.660	10/2/2017	4,181	51,957	9,170
Pay	1-Month USD-FEDEF	Las Vegas Sands Corp.	MSC	1.660	10/2/2017	916	53,844	2,591
Pay	1-Month USD-FEDEF	Monster Beverage Corp.	MSC	1.660	10/2/2017	975	45,798	5,633
Pay	1-Month USD-FEDEF	Newmont Mining Corp.	MSC	1.660	10/2/2017	2,483	83,603	8,690
Pay	1-Day USD-FEDEF	NVR, Inc.	MSC	1.660	10/2/2017	92	156,013	89,138
Pay	1-Day USD-FEDEF	Rio Tinto, PLC	MSC	1.660	10/2/2017	3,826	151,326	29,949
Pay	1-Day USD-FEDEF	Swift Transportation Co.	MSC	1.660	10/2/2017	2,833	61,341	10,901
Pay	1-Day USD-FEDEF	Take-Two Interactive Software, Inc.	MSC	1.660	10/2/2017	2,226	107,141	69,782
Pay	1-Month EUR-EURIBOR	Air France-KLM	MSC	0.130	10/5/2017	2,042	25,504	(2,550)
Pay	1-Month GBP-LIBOR	Anglo American, PLC	MSC	0.750	10/5/2017	1,431	16,206	2,266
Pay	1-Month GBP-LIBOR	Antofagasta, PLC	MSC	0.750	10/5/2017	3,388	24,904	9,428
Pay	1-Month EUR-EURIBOR	Cie Plastic Omnium S.A.	MSC	0.130	10/5/2017	1,130	33,710	3,569
Pay	1-Month GBP-LIBOR	International Consolidated Airlines Group S.A.	MSC	0.750	10/5/2017	4,106	20,803	3,865
Pay	1-Month EUR-EURIBOR	Kering	MSC	0.130	10/5/2017	40	9,546	2,692
Pay	1-Month GBP-LIBOR	Rio Tinto, PLC	MSC	0.750	10/5/2017	1,965	50,376	24,794
Pay	1-Month GBP-LIBOR	Smurfit Kappa Group, PLC	MSC	0.750	10/5/2017	1,534	33,358	1,527
Receive	1-Month GBP-SONIA	easyJet, PLC	MSC	0.350	10/5/2017	1,152	15,228	1,305
Receive	1-Month GBP-SONIA	InterContinental Hotels Group PLC	MSC	0.350	10/5/2017	309	13,230	(39)
Receive	1-Month HKD-HONIX	Air China Ltd.	MSC	0.380	11/16/2017	16,667	133,391	2,013
Receive	1-Day USD-FEDEF	SPDR S&P 500 ETF Trust	MSC	0.810	2/22/2018	1,066	233,578	(29,479)
Pay	1-Month GBP-LIBOR	Sky, PLC	MSC	0.800	4/27/2018	5,100	49,881	(879)
Receive	1-Month GBP-SONIA	Wizz Air Holdings PLC	MSC	0.350	7/24/2018	501	12,956	(112)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Pay/Receive Floating Rate	Description	Reference Entity	Counterparty	Floating Rate (%)	Expiration Date	Reference Quantity	Notional Amount	Unrealized Appreciation (Depreciation)
Pay	1-Month EUR-EURIBOR	Accor S.A.	MSC	0.130	8/24/2018	1,069	$40,501	$1,738
Pay	1-Month EUR-EURIBOR	Ryanair Holdings PLC	MSC	0.200	9/1/2019	2,645	48,033	-
Pay	1-Month EUR-EURIBOR	Accor S.A.	MSC	0.550	1/17/2020	3,163	118,922	6,229
Pay	1-Day EUR-EONIA	FinecoBank Banca Fineco SpA	MSC	0.550	1/17/2020	10,849	59,786	24,462
Receive	1-Day EUR-EONIA	Casino Guichard Perrachon S.A.	MSC	0.400	1/17/2020	159	8,291	121
Receive	1-Day EUR-EONIA	Eutelsat Communications S.A.	MSC	0.420	1/17/2020	975	18,454	(4,574)
Receive	1-Day GBP-SONIA	J Sainsbury, PLC	MSC	0.350	1/17/2020	1,310	3,243	56
Receive	1-Day GBP-SONIA	Ted Baker, PLC	MSC	0.430	1/17/2020	46	1,361	267
Receive	1-Day TWD-FEDEF	China Steel Corp.	MSC	1.370	1/21/2020	4,020	81,547	(601)
Receive	1-Day BRL-FEDEF	Raia Drogasil S.A.	MSC	0.840	1/21/2020	41	2,826	(1)
Receive	1-Day BRL-FEDEF	Telefonica Brasil S.A.	MSC	0.350	1/21/2020	1,637	70,447	(1,930)

							$2,216,283	$302,066

Purchased Options Open on July 31, 2017:

Equity Options
Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - Amazon.com, Inc.	1,120.00	08/04/2017	USD	1	$933	$4	$(929)
Call - Mondelez International, Inc.	45.00	08/04/2017	USD	7	284	284	-
Put - Costco Wholesale Corp.	148.00	08/04/2017	USD	8	384	40	(344)
Put - Kroger Co.	23.50	08/04/2017	USD	24	607	120	(487)
Call - TransDigm Group, Inc.	280.00	08/18/2017	USD	1	511	1,100	589
Call - JD.com, Inc.	48.00	08/18/2017	USD	5	660	415	(245)
Call - Dollar General Corp.	70.00	08/18/2017	USD	3	1,368	1,665	297
Call - Verizon Communications, Inc.	45.00	08/18/2017	USD	16	1,953	5,472	3,519
Call - Viacom, Inc.	40.00	08/18/2017	USD	58	2,076	1,160	(916)
Call - Palo Alto Networks, Inc.	145.00	08/18/2017	USD	6	916	168	(748)
Put - Ellie Mae, Inc.	100.00	08/18/2017	USD	8	1,400	10,000	8,600
Put - Snap, Inc.	20.00	08/18/2017	USD	15	3,683	9,750	6,067
Put - Chipotle Mexican Grill, Inc.	355.00	08/18/2017	USD	1	1,090	1,550	460
Put - Universal Health Services, Inc.	115.00	08/18/2017	USD	3	288	1,500	1,212
Call - Melco Resorts & Entertainment Ltd.	22.00	09/15/2017	USD	5	330	150	(180)
Call - Steven Madden Ltd.	45.00	09/15/2017	USD	6	386	386	-
Call - Abercrombie & Fitch Co.	10.00	09/15/2017	USD	8	614	536	(78)
Call - Palo Alto Networks, Inc.	160.00	09/15/2017	USD	7	1,644	560	(1,084)
Call - Procter & Gamble Co.	92.50	09/15/2017	USD	18	698	1,314	616
Put - Steven Madden Ltd.	35.00	09/15/2017	USD	14	761	761	-
Put - Costco Wholesale Corp.	160.00	10/20/2017	USD	1	611	610	(1)
Call - salesforce.com, Inc.	92.50	11/17/2017	USD	3	1,666	1,245	(421)
Call - Koninklijke Ahold NV	22.00	12/15/2017	EUR	3	308	14	(294)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - Koninklijke Ahold NV	22.03	12/15/2017	EUR	2	$63	$10	$(53)
Call - Red Hat, Inc.	110.00	12/15/2017	USD	7	1,661	1,575	(86)
Call - Koninklijke Ahold NV	18.00	12/15/2017	EUR	28	1,817	1,691	(126)
Call - Procter & Gamble Co.	90.00	01/19/2018	USD	3	983	1,035	52
Put - AT&T, Inc.	35.00	01/19/2018	USD	17	2,537	1,088	(1,449)
Call - Koninklijke Ahold NV	22.00	12/21/2018	EUR	4	847	149	(698)
Call - Koninklijke Ahold NV	22.03	12/21/2018	EUR	2	169	71	(98)

					$31,248	$44,423	$13,175

Exchange-Traded Fund Options
Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - Financial Select Sector SPDR Fund	22.00	9/15/2017	USD	114	$2,089	$570	$(1,519)
Put - iShares Core S&P Small-Cap ETF	65.00	11/17/2017	USD	6	1,365	420	(945)

					$3,454	$990	$(2,464)

OTC European Foreign Currency Options
Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - OTC EPUT USD Versus CNH	6.47	9/8/2017	USD	159,058	$138	$3	$(135)

					$138	$3	$(135)

Written Options Open on July 31, 2017:

Equity Options
Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - Avis Budget Group, Inc.	34.00	08/18/2017	USD	1	$(152)	$(100)	$52
Call - Avis Budget Group, Inc.	28.00	08/18/2017	USD	1	(221)	(420)	(199)
Put - Universal Health Services, Inc.	110.00	08/18/2017	USD	3	(72)	(645)	(573)
Put - Ellie Mae, Inc.	95.00	08/18/2017	USD	8	(568)	(6,560)	(5,992)
Call - Whole Foods Market, Inc.	42.00	01/19/2018	USD	17	(1,627)	(255)	1,372

					$(2,640)	$(7,980)	$(5,340)

Forward Currency Contracts Open on July 31, 2017:
Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	CAD	3,205	8/31/2017	MSC	$120	$-	$120
Buy	GBP	3,473	8/31/2017	MSC	77	-	77
Buy	EUR	3,624	8/31/2017	MSC	25	-	25
Buy	EUR	3,624	8/31/2017	MSC	25	-	25
Buy	JPY	3,630	8/31/2017	MSC	89	-	89
Buy	SEK	4,228	8/31/2017	MSC	71	-	71
Buy	CAD	5,970	8/31/2017	MSC	226	-	226
Buy	EUR	6,712	8/31/2017	MSC	93	-	93
Buy	CAD	7,652	8/31/2017	MSC	69	-	69
Buy	NOK	7,764	8/31/2017	MSC	461	-	461
Buy	EUR	7,928	8/31/2017	MSC	129	-	129
Buy	NOK	8,127	8/31/2017	MSC	297	-	297
Buy	SEK	8,739	8/31/2017	MSC	140	-	140

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	CAD	12,985	8/31/2017	MSC	$62	$-	$62
Buy	CAD	16,190	8/31/2017	MSC	500	-	500
Buy	CAD	22,068	8/31/2017	MSC	-	(50)	(50)
Buy	CAD	29,763	8/31/2017	MSC	182	-	182
Buy	NOK	45,591	8/31/2017	MSC	3,228	-	3,228
Buy	JPY	49,115	8/31/2017	MSC	427	-	427
Sell	CAD	302,888	8/31/2017	MSC	-	(17,111)	(17,111)
Sell	EUR	41,940	8/31/2017	MSC	-	(2,128)	(2,128)
Sell	CAD	23,341	8/31/2017	MSC	-	(1,011)	(1,011)
Sell	CAD	20,191	8/31/2017	MSC	33	-	33
Sell	CAD	20,191	8/31/2017	MSC	33	-	33
Sell	GBP	12,305	8/31/2017	MSC	-	(412)	(412)
Sell	CAD	11,008	8/31/2017	MSC	-	(202)	(202)
Sell	CHF	9,914	8/31/2017	MSC	-	(21)	(21)
Sell	CHF	9,914	8/31/2017	MSC	-	(21)	(21)
Sell	CAD	9,869	8/31/2017	MSC	-	(324)	(324)
Sell	CAD	9,869	8/31/2017	MSC	-	(324)	(324)
Sell	CAD	8,720	8/31/2017	MSC	-	(315)	(315)
Sell	GBP	8,094	8/31/2017	MSC	-	(84)	(84)
Sell	GBP	6,668	8/31/2017	MSC	-	(82)	(82)
Sell	SEK	5,632	8/31/2017	MSC	-	(404)	(404)
Sell	CAD	5,625	8/31/2017	MSC	-	(127)	(127)
Sell	CAD	5,625	8/31/2017	MSC	-	(127)	(127)
Sell	GBP	5,532	8/31/2017	MSC	-	(99)	(99)
Sell	CAD	5,228	8/31/2017	MSC	-	(22)	(22)
Sell	GBP	5,214	8/31/2017	MSC	-	(123)	(123)
Sell	GBP	5,214	8/31/2017	MSC	-	(123)	(123)
Sell	EUR	4,899	8/31/2017	MSC	-	(176)	(176)
Sell	EUR	4,899	8/31/2017	MSC	-	(176)	(176)
Sell	CAD	4,857	8/31/2017	MSC	-	(191)	(191)
Sell	CAD	4,346	8/31/2017	MSC	-	(230)	(230)
Sell	EUR	4,171	8/31/2017	MSC	-	(128)	(128)
Sell	EUR	3,949	8/31/2017	MSC	-	(213)	(213)
Sell	GBP	3,593	8/31/2017	MSC	-	(110)	(110)
Sell	EUR	3,501	8/31/2017	MSC	-	(62)	(62)
Sell	GBP	3,447	8/31/2017	MSC	-	(54)	(54)
Sell	NOK	3,241	8/31/2017	MSC	-	(52)	(52)
Sell	SEK	3,210	8/31/2017	MSC	-	(62)	(62)
Sell	CNH	23,601	9/12/2017	MSC	-	(291)	(291)
Buy	SEK	22,587	10/19/2017	MSC	575	-	575
Sell	EUR	318,165	10/19/2017	MSC	-	(8,512)	(8,512)
Sell	EUR	318,165	10/19/2017	MSC	-	(8,592)	(8,592)
Sell	GBP	181,626	10/19/2017	MSC	-	(2,216)	(2,216)
Sell	JPY	138,735	10/19/2017	MSC	-	(1,995)	(1,995)
Buy	EUR	2,969	12/4/2017	MSC	142	-	142
Buy	GBP	21,708	12/4/2017	MSC	808	-	808
Sell	GBP	22,207	12/4/2017	MSC	-	(469)	(469)
Sell	GBP	3,471	12/4/2017	MSC	-	(35)	(35)
Sell	EUR	2,969	12/4/2017	MSC	-	(51)	(51)
Sell	GBP	2,657	12/4/2017	MSC	-	(46)	(46)

					$7,812	$(46,771)	$(38,959)

Glossary:

Counterparty Abbreviations:
MSC	Morgan Stanley & Co. Inc.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	United States Dollar

Other Abbreviations:
CBOE	Chicago Board Options Exchange
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDEF	Effective Federal Funds Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
S&P	Standard & Poor’s
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipt

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2017, the investments were classified as described below:

Grosvenor Long/Short Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$13,875,281	$-	$-	$13,875,281
Investment Companies	326,923	-	-	326,923
Short-Term Investments	3,050,454	-	-	3,050,454

Total Investments in Securities - Assets	$17,252,658	$-	$-	$17,252,658

Liabilities
Common Stocks (Sold Short)	$(4,227,979)	$-	$-	$(4,227,979)
Exchange-Traded Instruments (Sold Short)	(1,798,031)	-	-	(1,798,031)

Total Investments in Securities - Liabilities	(6,026,010)	-	-	(6,026,010)

Total Investments in Securities	$11,226,648	$-	$-	$11,226,648

Financial Derivative Instruments - Assets
Total Return Swap Agreements	$-	$342,778	$-	$342,778
Purchased Options	45,413	3		45,416
Forward Currency Contracts	-	7,812	-	7,812

Total Financial Derivative Instruments - Assets	$45,413	$350,593	$-	$396,006

Financial Derivative Instruments - Liabilities
Total Return Swap Agreements	$-	$(40,712)	$-	$(40,712)
Written Options	(7,980)	-	-	(7,980)
Forward Currency Contracts	-	(46,771)	-	(46,771)

Total Financial Derivative Instruments - Liabilities	$(7,980)	$(87,483)	$-	$(95,463)

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

SECURITIES HELD LONG
COMMON STOCKS - 57.08%
Consumer Discretionary - 8.92%
Automobiles - 0.14%
Thor Industries, Inc.	2,000	$210,700

Diversified Consumer Services - 0.11%
K12, Inc.A	9,200	162,932

Hotels, Restaurants & Leisure - 2.92%
Chipotle Mexican Grill, Inc.A	3,590	1,234,134
Del Taco Restaurants, Inc.A	31,900	417,571
DineEquity, Inc.	3,000	123,420
Domino’s Pizza, Inc.	8,100	1,510,650
International Game Technology PLC	21,500	409,360
McDonald’s Corp.	2,100	325,794
Red Robin Gourmet Burgers, Inc.A	500	29,900
Texas Roadhouse, Inc.	5,300	250,690

		4,301,519

Household Durables - 0.05%
Libbey, Inc.	7,600	68,400

Internet & Direct Marketing Retail - 0.10%
Liberty TripAdvisor Holdings, Inc., Class AA	13,100	153,925

Leisure Products - 0.44%
American Outdoor Brands Corp.A	5,300	109,551
MCBC Holdings, Inc.A	9,200	170,200
Vista Outdoor, Inc.A	16,000	369,440

		649,191

Specialty Retail - 5.06%
American Eagle Outfitters, Inc.	8,100	95,904
Big 5 Sporting Goods Corp.	11,900	127,925
Camping World Holdings, Inc., Class A	4,100	131,036
Dick’s Sporting Goods, Inc.	37,300	1,392,782
Finish Line, Inc., Class A	8,500	116,960
Floor & Decor Holdings, Inc., Class AA	49,400	1,710,228
Foot Locker, Inc.	2,900	136,851
GameStop Corp., Class A	83,400	1,808,946
Restoration Hardware Holdings, Inc.A	2,500	162,825
Ulta Salon Cosmetics & Fragrance, Inc.A	7,090	1,781,079

		7,464,536

Textiles, Apparel & Luxury Goods - 0.10%
Hanesbrands, Inc.	6,100	139,812

Total Consumer Discretionary		13,151,015

Consumer Staples - 1.79%
Food & Staples Retailing - 0.38%
CVS Health Corp.	2,500	199,825
Kroger Co.	13,700	335,924
Village Super Market, Inc., Class A	800	19,784

		555,533

Food Products - 1.24%
Fresh Del Monte Produce, Inc.	11,600	597,052
TreeHouse Foods, Inc.A	6,700	568,361

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 57.08% (continued)
Consumer Staples - 1.79% (continued)
Food Products - 1.24% (continued)
Tyson Foods, Inc., Class A	10,400	$658,944

		1,824,357

Personal Products - 0.08%
Nu Skin Enterprises, Inc., Class A	1,000	63,360
USANA Health Sciences, Inc.A	1,100	63,299

		126,659

Tobacco - 0.09%
Universal Corp.	2,100	134,295

Total Consumer Staples		2,640,844

Energy - 4.15%
Energy Equipment & Services - 0.91%
Archrock, Inc.	101,500	1,111,425
Exterran Corp.A	7,500	207,675
Matrix Service Co.A	2,600	26,910

		1,346,010

Oil, Gas & Consumable Fuels - 3.24%
International Seaways, Inc.A	55,400	1,263,674
Ultra Petroleum Corp.A	174,942	1,800,153
Whiting Petroleum Corp.A	295,500	1,551,375
World Fuel Services Corp.	4,700	151,998

		4,767,200

Total Energy		6,113,210

Financials - 5.23%
Banks - 0.01%
Independent Bank Corp.	900	19,080

Capital Markets - 2.40%
Ameriprise Financial, Inc.	12,900	1,868,952
Morgan Stanley	35,600	1,669,640

		3,538,592

Consumer Finance - 0.09%
Regional Management Corp.A	5,400	129,546

Diversified Financial Services - 0.60%
Voya Financial, Inc.	22,500	882,900

Insurance - 2.13%
Assured Guaranty Ltd.	31,700	1,426,817
Athene Holding Ltd., Class AA	5,800	293,074
CNO Financial Group, Inc.	26,400	604,032
Lincoln National Corp.	7,800	569,868
XL Group Ltd.	5,500	244,200

		3,137,991

Total Financials		7,708,109

Health Care - 5.02%
Biotechnology - 2.41%
Achillion Pharmaceuticals, Inc.A	96,900	397,290
Alexion Pharmaceuticals, Inc.A	600	82,404

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 57.08% (continued)
Health Care - 5.02% (continued)
Biotechnology - 2.41% (continued)
Amgen, Inc.	2,100	$366,471
Applied Genetic Technologies Corp.A	43,700	207,575
BioMarin Pharmaceutical, Inc.A	10,300	903,619
Celgene Corp.A	1,700	230,805
Gilead Sciences, Inc.	15,000	1,141,350
PDL BioPharma, Inc.	87,400	198,398
Pfenex, Inc.A	5,700	24,795

		3,552,707

Health Care Equipment & Supplies - 1.46%
Analogic Corp.	900	63,180
FONAR Corp.A	6,196	159,237
Hill-Rom Holdings, Inc.	900	67,068
Hologic, Inc.A	3,100	137,051
Integra LifeSciences Holdings Corp.A	11,400	566,124
Masimo Corp.A	3,800	359,480
Orthofix International N.V.A	3,700	160,506
Teleflex, Inc.	3,100	642,382

		2,155,028

Health Care Providers & Services - 0.87%
Centene Corp.A	10,200	810,084
HCA Holdings, Inc.A	3,900	313,326
HealthSouth Corp.	2,500	106,400
LifePoint Health, Inc.A	900	53,460

		1,283,270

Health Care Technology - 0.25%
athenahealth, Inc.A	600	82,992
Computer Programs & Systems, Inc.	9,200	281,980

		364,972

Pharmaceuticals - 0.03%
Dermira, Inc.A	1,600	44,048

Total Health Care		7,400,025

Industrials - 3.83%
Aerospace & Defense - 0.13%
Boeing Co.	800	195,123

Airlines - 0.04%
Hawaiian Holdings, Inc.A	1,400	57,960

Commercial Services & Supplies - 0.22%
Pitney Bowes, Inc.	12,400	195,176
UniFirst Corp.	900	128,025

		323,201

Construction & Engineering - 0.77%
Argan, Inc.	15,300	986,085
Chicago Bridge & Iron Co. N.V.	2,500	46,850
EMCOR Group, Inc.	1,500	101,250

		1,134,185

Electrical Equipment - 0.30%
Acuity Brands, Inc.	1,400	283,710
Broadwind Energy, Inc.A	25,154	111,181

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 57.08% (continued)
Industrials - 3.83% (continued)
Electrical Equipment - 0.30% (continued)
Powell Industries, Inc.	1,400	$44,590

		439,481

Machinery - 0.03%
ITT, Inc.	1,100	45,164

Marine - 0.01%
Costamare, Inc.	3,000	19,290

Professional Services - 1.96%
Dun & Bradstreet Corp.	4,700	520,572
FTI Consulting, Inc.A	5,600	183,736
ICF International, Inc.A	1,000	45,250
ManpowerGroup, Inc.	3,300	353,595
RPX Corp.A	70,700	966,469
TrueBlue, Inc.A	32,100	820,155

		2,889,777

Trading Companies & Distributors - 0.37%
MSC Industrial Direct Co., Inc., Class A	5,400	384,534
Rush Enterprises, Inc., Class AA	3,800	163,894

		548,428

Total Industrials		5,652,609

Information Technology - 7.84%
Communications Equipment - 0.90%
ARRIS International PLCA	1,400	39,144
CommScope Holding Co., Inc.A	5,400	198,612
F5 Networks, Inc.A	3,900	470,925
Finisar Corp.A	2,500	68,050
NETGEAR, Inc.A	4,100	196,390
Network-1 Technologies, Inc.	59,900	257,570
Plantronics, Inc.	2,000	91,114

		1,321,805

Electronic Equipment, Instruments & Components - 0.59%
Avnet, Inc.	17,100	656,298
PCM, Inc.A	7,000	86,625
Vishay Intertechnology, Inc.	6,900	123,165

		866,088

Internet Software & Services - 1.38%
Akamai Technologies, Inc.A	8,300	391,262
Blucora, Inc.A	49,049	1,098,698
NIC, Inc.	3,500	56,875
Web.com Group, Inc.A	18,600	408,270
Yelp, Inc.A	2,400	78,072

		2,033,177

IT Services - 0.56%
Booz Allen Hamilton Holding Corp.	1,300	44,590
Cardtronics PLC, Class AA	1,400	43,820
Convergys Corp.	6,200	148,614
CoreLogic, Inc.A	4,600	209,530
Gartner, Inc.A	2,300	295,136
Hackett Group, Inc.	3,000	49,260

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 57.08% (continued)
Information Technology - 7.84% (continued)
IT Services - 0.56% (continued)
Science Applications International Corp.	500	$35,205

		826,155

Semiconductors & Semiconductor Equipment - 1.35%
Kulicke & Soffa Industries, Inc.A	67,400	1,451,796
Micron Technology, Inc.A	12,100	340,252
MKS Instruments, Inc.	1,900	158,935
Nanometrics, Inc.A	1,400	37,310

		1,988,293

Software - 2.75%
Cadence Design Systems, Inc.A	14,700	542,430
Citrix Systems, Inc.A	600	47,388
CommVault Systems, Inc.A	1,200	71,460
Dell Technologies, Inc., Tracking Stock, Class VA B	8,900	572,003
Finjan Holdings, Inc.A	73,000	229,220
Intuit, Inc.	2,600	356,746
MicroStrategy, Inc., Class AA	900	123,461
Monotype Imaging Holdings, Inc.	11,300	213,005
Progress Software Corp.	51,900	1,661,319
Red Hat, Inc.A	2,000	197,740
Rubicon Project, Inc.A	8,300	39,010
Synchronoss Technologies, Inc.A	400	6,752

		4,060,534

Technology Hardware, Storage & Peripherals - 0.31%
NCR Corp.A	2,400	90,840
Seagate Technology PLC	2,400	78,979
Western Digital Corp.	3,400	289,408

		459,227

Total Information Technology		11,555,279

Materials - 2.72%
Chemicals - 2.57%
Ashland Global Holdings, Inc.	1,500	97,455
Cabot Corp.	3,900	211,887
Chemours Co.	21,700	1,033,137
Core Molding Technologies, Inc.A	20,650	393,795
Huntsman Corp.	50,600	1,346,972
KMG Chemicals, Inc.	12,938	654,922
Rayonier Advanced Materials, Inc.	3,200	47,712

		3,785,880

Containers & Packaging - 0.04%
Greif, Inc., Class B	1,100	65,890

Metals & Mining - 0.11%
Kaiser Aluminum Corp.	1,700	165,393

Total Materials		4,017,163

Real Estate - 16.65%
Equity Real Estate Investment Trusts (REITs) - 16.43%
American Assets Trust, Inc.	11,200	454,832
Brixmor Property Group, Inc.	69,200	1,355,628
CBL & Associates Properties, Inc.	145,100	1,275,429
Colony NorthStar, Inc., Class A	12,800	187,392

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 57.08% (continued)
Real Estate - 16.65% (continued)
Equity Real Estate Investment Trusts (REITs) - 16.43% (continued)
CoreSite Realty Corp.	15,300	$1,661,274
Empire State Realty Trust, Inc., Class A	86,500	1,806,985
Equinix, Inc., REIT	3,890	1,753,340
Equity LifeStyle Properties, Inc.	2,700	235,710
Forest City Realty Trust, Inc., Class A	51,800	1,262,884
Hospitality Properties Trust	42,100	1,223,426
Host Hotels & Resorts, Inc.	52,200	974,052
Hudson Pacific Properties, Inc.	14,100	461,352
JBG SMITH PropertiesA	8,450	299,806
Kite Realty Group Trust	36,900	757,557
NexPoint Residential Trust, Inc.	12,500	313,625
QTS Realty Trust, Inc., Class A	11,900	636,293
Retail Properties of America, Inc., Class A	33,800	447,174
RLJ Lodging Trust	35,600	753,296
Ryman Hospitality Properties, Inc.	8,900	557,051
Sabra Health Care REIT, Inc.	20,600	477,920
Simon Property Group, Inc.	11,200	1,775,200
Tanger Factory Outlet Centers, Inc.	37,500	991,125
Taubman Centers, Inc.	30,600	1,740,222
Uniti Group, Inc.A	66,000	1,689,600
Vornado Realty Trust	14,300	1,134,705

		24,225,878

Real Estate Management & Development - 0.22%
Forestar Group, Inc.A	19,300	330,995

Total Real Estate		24,556,873

Telecommunication Services - 0.26%
Diversified Telecommunication Services - 0.04%
MagicJack VocalTec Ltd.A	7,800	57,330

Wireless Telecommunication Services - 0.22%
Telephone & Data Systems, Inc.	5,400	153,522
United States Cellular Corp.A	4,700	178,036

		331,558

Total Telecommunication Services		388,888

Utilities - 0.67%
Independent Power and Renewable Electricity Producers - 0.20%
Atlantica Yield PLC	13,500	291,735

Multi-Utilities - 0.47%
CenterPoint Energy, Inc.	24,600	693,474

Total Utilities		985,209

Total Common Stocks (Cost $84,387,381)		84,169,224

EXCHANGE-TRADED INSTRUMENTS - 7.87%
Exchange-Traded Funds - 7.87%
Financial Select Sector SPDR FundE	57,100	1,432,639
Health Care Select Sector SPDR FundE	67,300	5,376,597
Technology Select Sector SPDR FundE	83,900	4,795,724

Total Exchange-Traded Funds		11,604,960

Total Exchange-Traded Instruments (Cost $11,326,336)		11,604,960

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 10.88% (Cost $16,034,836)
Investment Companies - 10.88%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%C D	16,034,836	$16,034,836

TOTAL SECURITIES HELD LONG (Cost $111,748,553)		111,809,020

SECURITIES HELD SHORT
COMMON STOCKS - (45.09%)
Consumer Discretionary - (6.20%)
Automobiles - (1.04%)
Tesla, Inc.A	(4,730)	(1,530,013)

Leisure Products - (0.48%)
Mattel, Inc.	(35,600)	(712,712)

Media - (0.10%)
Liberty Media Corp-Liberty Formula One, Tracking Stock, Class CA B	(4,000)	(140,680)

Specialty Retail - (3.11%)
Chico’s FAS, Inc.	(16,900)	(154,635)
Conn’s, Inc.A	(57,800)	(1,236,920)
L Brands, Inc.	(30,500)	(1,414,895)
Lumber Liquidators Holdings, Inc.A	(17,400)	(429,954)
MarineMax, Inc.A	(3,100)	(45,970)
Murphy USA, Inc.A	(2,900)	(219,617)
Signet Jewelers Ltd.	(6,100)	(373,076)
Tiffany & Co.	(7,500)	(716,325)

		(4,591,392)

Textiles, Apparel & Luxury Goods - (1.47%)
Michael Kors Holdings Ltd.A	(33,900)	(1,235,316)
Under Armour, Inc., Class AA	(10,800)	(216,216)
Under Armour, Inc., Class CA	(39,400)	(713,534)

		(2,165,066)

Total Consumer Discretionary		(9,139,863)

Consumer Staples - (1.69%)
Food Products - (0.52%)
Cal-Maine Foods, Inc.A	(20,200)	(770,630)

Personal Products - (1.17%)
Coty, Inc., Class A	(83,900)	(1,718,272)

Total Consumer Staples		(2,488,902)

Energy - (3.54%)
Energy Equipment & Services - (1.42%)
Frank’s International N.V.	(132,600)	(1,074,060)
Helmerich & Payne, Inc.	(18,500)	(936,470)
US Silica Holdings, Inc.	(2,900)	(84,477)

		(2,095,007)

Oil, Gas & Consumable Fuels - (2.12%)
Cheniere Energy, Inc.A	(30,900)	(1,396,680)
EQT Corp.	(7,500)	(477,750)
Golar LNG Ltd.	(29,100)	(692,871)
Phillips 66	(4,600)	(385,250)
Stone Energy Corp.A	(7,700)	(166,166)

		(3,118,717)

Total Energy		(5,213,724)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (45.09%) (continued)
Financials - (3.77%)
Capital Markets - (0.45%)
CBOE Holdings, Inc.	(4,000)	$(378,120)
Financial Engines, Inc.	(5,000)	(192,250)
Virtu Financial, Inc., Class A	(5,800)	(95,990)

		(666,360)

Consumer Finance - (0.61%)
FirstCash, Inc.	(9,200)	(534,980)
LendingClub Corp.A	(70,600)	(357,942)

		(892,922)

Insurance - (1.58%)
Cincinnati Financial Corp.	(2,000)	(152,320)
Markel Corp.A	(765)	(819,705)
RLI Corp.	(23,400)	(1,358,604)

		(2,330,629)

Thrifts & Mortgage Finance - (1.13%)
LendingTree, Inc.A	(2,300)	(507,380)
Ocwen Financial Corp.A	(127,700)	(366,499)
PHH Corp.A	(56,400)	(777,192)
Walter Investment Management Corp.A	(21,500)	(17,460)

		(1,668,531)

Total Financials		(5,558,442)

Health Care - (2.88%)
Biotechnology - (0.11%)
Avexis, Inc.A	(1,700)	(157,505)

Health Care Equipment & Supplies - (1.06%)
Insulet Corp.A	(9,000)	(452,790)
Penumbra, Inc.A	(13,600)	(1,110,440)

		(1,563,230)

Health Care Providers & Services - (0.66%)
Envision Healthcare Corp.A	(11,400)	(643,302)
Teladoc, Inc.A	(9,900)	(324,720)

		(968,022)

Health Care Technology - (0.19%)
Evolent Health, Inc., Class AA	(11,400)	(281,580)

Pharmaceuticals - (0.86%)
Impax Laboratories, Inc.A	(14,700)	(284,445)
Reata Pharmaceuticals, Inc., Class AA	(4,600)	(136,662)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	(26,600)	(855,722)

		(1,276,829)

Total Health Care		(4,247,166)

Industrials - (2.47%)
Building Products - (0.87%)
Johnson Controls International PLC	(33,100)	(1,289,245)

Machinery - (0.78%)
Wabtec Corp.	(15,300)	(1,153,008)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (45.09%) (continued)
Industrials - (2.47%) (continued)
Professional Services - (0.82%)
Verisk Analytics, Inc.A	(13,800)	$(1,204,188)

Total Industrials		(3,646,441)

Information Technology - (5.07%)
Communications Equipment - (0.09%)
Ubiquiti Networks, Inc.A	(2,400)	(130,800)

Internet Software & Services - (2.53%)
2U, Inc.A	(6,500)	(336,375)
Benefitfocus, Inc.A	(41,500)	(1,483,625)
Pandora Media, Inc.A	(121,500)	(1,087,425)
Twilio, Inc., Class AA	(28,400)	(828,428)

		(3,735,853)

IT Services - (1.38%)
Paychex, Inc.	(19,500)	(1,128,075)
Square, Inc., Class AA	(9,800)	(258,230)
WEX, Inc.A	(6,000)	(652,080)

		(2,038,385)

Semiconductors & Semiconductor Equipment - (0.73%)
Advanced Micro Devices, Inc.A	(75,500)	(1,027,555)
Impinj, Inc.A	(1,100)	(54,054)

		(1,081,609)

Software - (0.25%)
FireEye, Inc.A	(24,600)	(359,898)

Technology Hardware, Storage & Peripherals - (0.09%)
3D Systems Corp.A	(7,900)	(132,720)

Total Information Technology		(7,479,265)

Materials - (2.14%)
Chemicals - (1.24%)
CF Industries Holdings, Inc.	(62,200)	(1,825,570)

Containers & Packaging - (0.90%)
Ball Corp.	(31,800)	(1,332,420)

Total Materials		(3,157,990)

Real Estate - (15.57%)
Equity Real Estate Investment Trusts (REITs) - (15.57%)
Acadia Realty Trust	(1,600)	(47,584)
Chatham Lodging Trust	(90,800)	(1,877,744)
Chesapeake Lodging Trust	(33,900)	(855,297)
DDR Corp.	(20,700)	(210,933)
EPR Properties	(20,200)	(1,462,076)
Equity Residential	(27,000)	(1,837,620)
Extra Space Storage, Inc.	(3,600)	(286,200)
Farmland Partners, Inc.	(4,800)	(42,864)
GEO Group, Inc.	(5,000)	(146,750)
Government Properties Income Trust	(53,400)	(946,782)
Gramercy Property Trust	(23,700)	(716,214)
Healthcare Realty Trust, Inc.	(2,300)	(76,590)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - (45.09%) (continued)
Real Estate - (15.57%) (continued)
Equity Real Estate Investment Trusts (REITs) - (15.57%) (continued)
Hersha Hospitality Trust	(98,200)	$(1,842,232)
Highwoods Properties, Inc.	(1,900)	(97,888)
Independence Realty Trust, Inc.	(35,500)	(358,905)
Investors Real Estate Trust	(150,200)	(934,244)
Iron Mountain, Inc.	(41,600)	(1,515,488)
iStar, Inc.A	(900)	(10,755)
Life Storage, Inc.	(11,400)	(832,656)
New York REIT, Inc.	(162,400)	(1,403,136)
Omega Healthcare Investors, Inc.	(3,400)	(107,406)
Paramount Group, Inc.	(107,300)	(1,756,501)
Pebblebrook Hotel Trust	(4,600)	(154,882)
Rayonier, Inc.	(5,200)	(151,164)
Realty Income Corp.	(6,700)	(382,302)
Seritage Growth Properties	(10,600)	(495,762)
Ventas, Inc.	(2,200)	(148,170)
Welltower, Inc.	(12,500)	(917,375)
Whitestone REIT	(110,200)	(1,438,110)
WP Carey, Inc.	(27,800)	(1,904,578)

		(22,958,208)

Total Real Estate		(22,958,208)

Utilities - (1.76%)
Independent Power and Renewable Electricity Producers - (0.73%)
TerraForm Power, Inc., Class AA	(41,900)	(561,460)
Vivint Solar, Inc.A	(99,222)	(510,994)

		(1,072,454)

Multi-Utilities - (1.03%)
Dominion Resources, Inc.	(19,700)	(1,520,446)

		(1,520,446)

Total Utilities		(2,592,900)

TOTAL COMMON STOCKS (Proceeds $(64,747,346))		(66,482,901)

EXCHANGE-TRADED INSTRUMENTS - (7.81%)
Exchange-Traded Funds - (7.81%)
Industrial Select Sector SPDR Fund	(42,300)	(2,889,513)
Materials Select Sector SPDR Fund	(72,200)	(3,945,008)
Utilities Select Sector SPDR Fund	(88,100)	(4,688,682)

Total Exchange-Traded Funds		(11,523,203)

TOTAL EXCHANGE-TRADED INSTRUMENTS (Proceeds $(11,402,770))		(11,523,203)

TOTAL SECURITITES SOLD SHORT (Proceeds $(76,150,116))		(78,006,104)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 75.83% (Cost $111,748,553)		111,809,020

TOTAL SECURITIES SOLD SHORT - (52.90%) (Proceeds $(76,150,116))		(78,006,104)
OTHER ASSETS, NET OF LIABILITIES - 77.07%		113,653,129

NET ASSETS - 100.00%		$147,456,045

Percentages are stated as a percent of net assets.

A Non-income producing security.

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

B Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

C The Fund is affiliated by having the same investment advisor.

D 7-day effective yield.

E This security or a piece therof is held as segregated collateral.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SPDR - Standard & Poor’s Depositary Receipt.

Purchased Futures Contracts Open on July 31, 2017:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	98	September 2017	$9,319,771	$9,500,610	$180,839
Mini MSCI Emerging Markets Index Futures	158	September 2017	8,016,814	8,409,550	392,736

			$17,336,585	$17,910,160	$573,575

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	102	September 2017	$12,833,563	$12,840,844	$7,281

			$12,833,563	$12,840,844	$7,281

Sold Futures Contracts Open on July 31, 2017:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	70	September 2017	$(8,515,565)	$(8,638,000)	$(122,435)

			$(8,515,565)	$(8,638,000)	$(122,435)

OTC Swap Agreement Contracts for Difference outstanding on July 31, 2017:

OTC Swap Agreement Contracts for Difference – Equity
Reference Entity	Counterparty	Long/Short	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Bobst Group S.A., Reg Shares	MSC	Long	CHF	2,510	$32,334
Forbo Holding AG	MSC	Long	CHF	31	206
Georg Fischer AG	MSC	Long	CHF	492	-
Gurit Holding AG-BR	MSC	Long	CHF	185	(5,752)
Mobilezone Holding AG	MSC	Long	CHF	81,840	(12,045)
Siegfried Holding AG	MSC	Long	CHF	3,648	16,044
Sunrise Communications Group AG	MSC	Long	CHF	2,950	1,529
Bavarian Nordic A/S	MSC	Long	DKK	12,260	52,479
Dfds A/S	MSC	Long	DKK	13,237	(4,827)
Royal Unibrew A/S	MSC	Long	DKK	15,740	(19,963)
Air France-KLM	MSC	Long	EUR	84,140	(92,257)
AMG Advanced Metallurgical Group N.V.	MSC	Long	EUR	10,125	38,558
Arkema S.A.	MSC	Long	EUR	7,280	(31,929)
Ascopiave SpA	MSC	Long	EUR	134,949	(636)
ASM International N.V.	MSC	Long	EUR	1,710	(4,656)
BE Semiconductor Industries N.V.	MSC	Long	EUR	29,985	70,351
Boiron S.A.	MSC	Long	EUR	1,771	(12,173)
Cewe Stiftung & Co. KGAA	MSC	Long	EUR	16,654	7,854

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

OTC Swap Agreement Contracts for Difference - Equity outstanding on July 31, 2017 (continued):
Reference Entity	Counterparty	Long/Short	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Covestro AG	MSC	Long	EUR	12,507	$9,437
CropEnergies AG	MSC	Long	EUR	22,543	4,656
Derichebourg S.A.	MSC	Long	EUR	83,941	24,778
Deutsche Lufthansa AG	MSC	Long	EUR	18,300	(16,514)
Deutz AG	MSC	Long	EUR	127,581	(41,454)
Dialog Semiconductor PLC	MSC	Long	EUR	38,110	(63,391)
Distribuidora Internacional de Alimentacion S.A.	MSC	Long	EUR	58,339	40,923
Draegerwerk AG & Co. KGaA	MSC	Long	EUR	350	(2,249)
Draegerwerk AG & Co. KGaA	MSC	Long	EUR	4,258	(19,227)
eDreams ODIGEO S.A.	MSC	Long	EUR	56,506	933
Elmos Semiconductor AG	MSC	Long	EUR	4,140	4,808
EVS Broadcast Equipment S.A.	MSC	Long	EUR	16,654	(3,534)
Greenyard N.V.	MSC	Long	EUR	1,666	(1,365)
H&R GmbH & Co. KGaA	MSC	Long	EUR	4,579	(3,185)
IPSOS	MSC	Long	EUR	21,670	(84,439)
Jacquet Metal Service	MSC	Long	EUR	21,678	(5,112)
Kaufman & Broad S.A.	MSC	Long	EUR	5,850	(4,014)
Lectra	MSC	Long	EUR	1,440	(1,104)
Metro Wholesale & Food Specialist AG	MSC	Long	EUR	1,710	34,405
Metropole Television S.A.	MSC	Long	EUR	1,760	114
Neopost S.A.	MSC	Long	EUR	29,400	(52,687)
Rallye S.A.	MSC	Long	EUR	2,230	(42)
Saeta Yield S.A.	MSC	Long	EUR	4,200	743
Ubisoft Entertainment S.A.	MSC	Long	EUR	2,050	(774)
Valmet OYJ	MSC	Long	EUR	90,390	(260,732)
Van Lanschot N.V.	MSC	Long	EUR	10,759	(11,860)
VERBIO Vereinigte BioEnergie AG	MSC	Long	EUR	27,240	4,496
Vittoria Assicurazioni SpA	MSC	Long	EUR	13,972	(3,789)
Wuestenrot & Wuerttembergische AG	MSC	Long	EUR	12,510	959
3i Group PLC	MSC	Long	GBP	87,860	9,845
888 Holdings PLC	MSC	Long	GBP	11,574	1,221
Abcam PLC	MSC	Long	GBP	135,010	80,096
Avon Rubber PLC	MSC	Long	GBP	13,018	(172)
Carnival PLC	MSC	Long	GBP	1,380	(1,092)
Coca-Cola HBC AG	MSC	Long	GBP	2,280	511
Drax Group PLC	MSC	Long	GBP	42,400	(3,186)
Fenner PLC	MSC	Long	GBP	118,200	(18,310)
Fevertree Drinks PLC	MSC	Long	GBP	62,360	301,719
Games Workshop Group PLC	MSC	Long	GBP	13,190	47,298
Gocompare.Com Group PLC	MSC	Long	GBP	129,596	(2,136)
Indivior PLC	MSC	Long	GBP	382,500	322,732
JD Sports Fashion PLC	MSC	Long	GBP	102,093	(1,884)
On the Beach Group PLC	MSC	Long	GBP	6,672	4,090
Plus500 Ltd.	MSC	Long	GBP	6,000	2,674
Redrow PLC	MSC	Long	GBP	182,000	21,594
SSP Group PLC	MSC	Long	GBP	69,800	13,803
Vedanta Resources PLC	MSC	Long	GBP	9,600	1,819
Virgin Money Holdings UK PLC	MSC	Long	GBP	158,962	(54,488)
Wizz Air Holdings Plc	MSC	Long	GBP	54,140	(6,424)
Austevoll Seafood ASA	MSC	Long	NOK	75,812	1,144
Kvaerner ASA	MSC	Long	NOK	385,577	4,880
SpareBank 1 Nord Norge	MSC	Long	NOK	88,400	30,767
TGS NOPEC Geophysical Co. ASA	MSC	Long	NOK	1,120	(142)
Capio AB	MSC	Long	SEK	11,061	(5,606)
Concentric AB	MSC	Long	SEK	2,199	(1,835)
KappAhl AB	MSC	Long	SEK	10,600	(786)
New Wave Group AB	MSC	Long	SEK	49,022	(6,060)
Scandic Hotels Group AB	MSC	Long	SEK	18,280	9,604

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

OTC Swap Agreement Contracts for Difference - Equity outstanding on July 31, 2017 (continued):
Reference Entity	Counterparty	Long/Short	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Tethys Oil AB	MSC	Long	SEK	38,800	$11,991
Basilea Pharmaceutica AG	MSC	Short	CHF	5,990	(4,035)
Burckhardt Compression Holding AG	MSC	Short	CHF	2,194	5,685
Evolva Holding S.A.	MSC	Short	CHF	769,800	7,978
Idorsia Ltd.	MSC	Short	CHF	26,019	(31,012)
Meyer Burger Technology AG	MSC	Short	CHF	502,224	(10,410)
Vifor Pharma AG	MSC	Short	CHF	16,667	50,507
ALK-Abello A/S	MSC	Short	DKK	3,812	(10,878)
Chr Hansen Holding A/S	MSC	Short	DKK	10,380	(7,405)
Novozymes A/S-B Shares	MSC	Short	DKK	23,420	5,031
Accor S.A.	MSC	Short	EUR	37,910	89,801
Anheuser-Busch InBev S.A./N.V.	MSC	Short	EUR	3,736	(5,017)
Biocartis N.V.	MSC	Short	EUR	11,143	1,969
Bollore S.A.	MSC	Short	EUR	396,500	25,243
Cairn Homes PLC	MSC	Short	EUR	268,115	-
Deutsche Bank AG	MSC	Short	EUR	92,500	79,629
Ferrovial S.A.	MSC	Short	EUR	77,430	54,317
GEA Group AG	MSC	Short	EUR	5,750	7,389
Genfit	MSC	Short	EUR	3,290	(4,034)
Ion Beam Applications	MSC	Short	EUR	4,137	5,836
JCDecaux S.A.	MSC	Short	EUR	5,420	(401)
MorphoSys AG	MSC	Short	EUR	15,120	69,622
Nordex SE	MSC	Short	EUR	32,270	6,281
Parrot S.A.	MSC	Short	EUR	53,459	(3,782)
Rocket Internet SE	MSC	Short	EUR	9,250	1,581
Saipem SpA	MSC	Short	EUR	61,400	(4,923)
Sartorius AG	MSC	Short	EUR	4,550	15,814
SES S.A.	MSC	Short	EUR	62,650	3,201
SLM Solutions Group AG	MSC	Short	EUR	16,900	1,694
Sonae SGPS S.A.	MSC	Short	EUR	573,200	4,055
Tenaris S.A.	MSC	Short	EUR	49,940	33,591
Umicore S.A.	MSC	Short	EUR	560	(1,307)
Unione di Banche Italiane SpA	MSC	Short	EUR	112,100	(28,019)
Vallourec S.A.	MSC	Short	EUR	146,365	100,605
Yoox Net-A-Porter Group SpA	MSC	Short	EUR	20,190	(42,652)
Allied Minds PLC	MSC	Short	GBP	207,620	(2,737)
AstraZeneca PLC	MSC	Short	GBP	12,290	89,982
Berendsen PLC	MSC	Short	GBP	4,940	326
Capita PLC	MSC	Short	GBP	92,900	26,332
Capital & Counties Properties PLC	MSC	Short	GBP	326,300	101,522
Cobham PLC	MSC	Short	GBP	695,300	4,182
Domino’s Pizza Group PLC	MSC	Short	GBP	12,500	2,373
Filtrona PLC	MSC	Short	GBP	5,000	1,714
HSBC Holdings PLC	MSC	Short	GBP	15,300	(3,328)
Hurricane Energy PLC	MSC	Short	GBP	170,800	-
Imagination Technologies Group PLC	MSC	Short	GBP	602,091	3,969
Just Eat PLC	MSC	Short	GBP	27,800	28,221
Lonmin PLC	MSC	Short	GBP	29,300	4,056
Melrose Industries PLC	MSC	Short	GBP	77,600	(409)
Metro Bank PLC	MSC	Short	GBP	950	925
NCC Group PLC	MSC	Short	GBP	488,226	(28,964)
Ocado Group PLC	MSC	Short	GBP	14,200	(449)
Purplebricks Group PLC	MSC	Short	GBP	230,327	(15,245)
Royal Bank of Scotland Group PLC	MSC	Short	GBP	58,900	466
Sirius Minerals PLC	MSC	Short	GBP	1,340,900	7,071
Sound Energy PLC	MSC	Short	GBP	599,817	73,146
Sports Direct International PLC	MSC	Short	GBP	340,000	(170,696)
Stobart Group Ltd.	MSC	Short	GBP	30,700	4,978

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

OTC Swap Agreement Contracts for Difference - Equity outstanding on July 31, 2017 (continued):
Reference Entity	Counterparty	Long/Short	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Travis Perkins PLC	MSC	Short	GBP	6,080	$(3,928)
Asetek A/S	MSC	Short	NOK	25,700	3,253
Axactor AB	MSC	Short	NOK	482,798	803
Norwegian Air Shuttle ASA	MSC	Short	NOK	3,990	(6,464)
Hennes & Mauritz AB-B Shares	MSC	Short	SEK	71,970	83,634
Ratos AB-B Shares	MSC	Short	SEK	378,154	30,387
Telefonaktiebolaget LM Ericsson	MSC	Short	SEK	193,700	505

					$1,001,143

Glossary:

Counterparty Abbreviations:
MSC	Morgan Stanley & Co. Inc.

Currency Abbreviations:
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona

Index Abbreviations:
MSCI	Morgan Stanley Capital International
MSCI EAFE	Morgan Stanley Capital International – Europe, Australasia, and Far East
S&P 500	Standard & Poor’s U.S. Equity Large-cap Index

Other Abbreviations:
PLC	Public Limited Company

Other Abbreviations:
OTC	Over-the-Counter

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2017, the investments were classified as described below:

Numeric Integrated Alpha Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$84,169,224	$-	$-	$84,169,224
Exchange-Traded Instruments	11,604,960	-	-	11,604,960
Short-Term Investments	16,034,836	-	-	16,034,836

Total Investments in Securities - Assets	$111,809,020	$-	$-	$111,809,020

Liabilities
Common Stocks (Sold Short)	$(66,482,901)	$-	$-	$(66,482,901)
Exchange-Traded Instruments (Sold Short)	(11,523,203)	-	-	(11,523,203)

Total Investments in Securities - Liabilities	(78,006,104)	-	-	(78,006,104)

Total Investments in Securities	$33,802,916	$-	$-	$33,802,916

Financial Derivative Instruments - Assets
Futures Contracts	$580,856	$-	$-	$580,856
OTC Swap Agreement Contracts for Difference - Equity	-	2,249,069	-	2,249,069

Total Financial Derivative Instruments - Assets	$580,856	$2,249,069	$-	$2,859,925

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Numeric Integrated Alpha Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Liabilities
Futures Contracts	$(122,435)	$-	$-	$(122,435)
OTC Swap Agreement Contracts for Difference - Equity	-	(1,247,926)	-	(1,247,926)

Total Financial Derivative Instruments - Liabilities	$(122,435)	$(1,247,926)	$-	$(1,370,361)

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2017 (Unaudited)

	Grosvenor Long/Short Fund	Numeric Integrated Alpha Fund
Assets:
Investments in unaffiliated securities, at fair value†	$14,202,204	$95,774,184
Investments in affiliated securities, at fair value‡	3,050,454	16,034,836
Foreign currency, at fair value^	-	1,084,925
Foreign currency deposits with brokers, at fair value¤	126,126	-
Purchased options contracts outstanding (premiums paid $34,840)	45,416	-
Cash	56,669	-
Cash due from brokers	4,941,429	70,852,617
Deposit with brokers for futures contracts	-	689,655
Cash collateral held at custodian for the benefit of the broker	1,925,746	39,425,000
Dividends and interest receivable	10,613	43,017
Receivable for investments sold	366,919	16,231,798
Receivable for fund shares sold	100,000	561,087
Receivable for tax reclaims	421	-
Receivable for expense reimbursement (Note 2)	19,058	29,917
Receivable for variation margin on open futures contracts (Note 5)	-	459,239
Unrealized appreciation from swap agreements	342,778	2,249,069
Unrealized appreciation from forward currency contracts	7,812	-
Prepaid expenses	18,597	74,027

Total assets	25,214,242	243,509,371

Liabilities:
Payable for investments purchased	544,323	16,153,356
Payable for fund shares redeemed	-	25,089
Payable for foreign currency, at fair value¥	28,862	-
Swap premium received	27	-
Securities sold short, at fair value±	6,026,010	78,006,104
Cash due to custodian	-	163,362
Written option contracts, at fair value (premiums received $2,640)	7,980	-
Swap income payable	1,419	-
Dividends and interest expense payable	2,837	65,525
Management and investment advisory fees payable	31,930	207,950
Service fees payable	371	21
Transfer agent fees payable (Note 2)	3,205	-
Custody and fund accounting fees payable	30,480	89,646
Professional fees payable	42,630	73,910
Trustee fees payable	100	-
Payable for prospectus and shareholder reports	1,889	-
Unrealized depreciation from swap agreements	40,712	1,247,926
Unrealized depreciation from forward currency contracts	46,771	-
Other liabilities	1	20,437

Total liabilities	6,809,547	96,053,326

Net assets	$18,404,695	$147,456,045

Analysis of net assets:
Paid-in-capital	$16,605,667	$148,046,087
(Overdistribution) of net investment income	(370,554)	(1,462,089)
Accumulated net realized gain	844,021	1,192,960
Unrealized appreciation of investments	1,348,469	60,467
Unrealized appreciation (depreciation) of foreign currency transactions	(17,360)	15,044
Unrealized appreciation of futures contracts	-	458,421
Unrealized appreciation of swap agreements	302,066	1,001,143
Unrealized appreciation of option contracts	18,840	-
Unrealized (depreciation) of short sales	(326,454)	(1,855,988)

Net assets	$18,404,695	$147,456,045

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2017 (Unaudited)

	Grosvenor Long/Short Fund	Numeric Integrated Alpha Fund
Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	1,522,850	12,052

Y Class	39,341	10,000

Investor Class	55,500	10,000

A Class	17,527	N/A

C Class	17,750	N/A

Ultra Class	N/A	14,516,501

Net assets:
Institutional Class	$16,965,751	$121,885

Y Class	$437,508	$101,155

Investor Class	$614,010	$100,944

A Class	$193,848	N/A

C Class	$193,578	N/A

Ultra Class	N/A	$147,132,061

Net asset value, offering and redemption price per share:
Institutional Class	$11.14	$10.11

Y Class	$11.12	$10.12

Investor Class	$11.06	$10.09

A Class	$11.06	N/A

A Class (offering price)	$11.61	N/A

C Class	$10.91	N/A

Ultra Class	N/A	$10.14

† Cost of investments in unaffiliated securities	$12,840,131	$95,713,717
‡ Cost of investments in affiliated securities	$3,050,454	$16,034,836
^ Cost of foreign currency	$-	$1,070,088
± Proceeds of securities sold short	$5,699,556	$76,150,116
¤ Cost of foreign currency deposits with brokers	$102,306	$-
¥ Proceeds of foreign currency	$27,296	$-

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended July 31, 2017 (Unaudited)

	Grosvenor Long/Short Fund	Numeric Integrated Alpha Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$109,665	$514,391
Dividend income from affiliated securities	10,024	51,863
Interest income	89,295	350,870

Total investment income	208,984	917,124

Expenses:
Management and investment advisory fees (Note 2)	162,565	1,033,833
Transfer agent fees:
Institutional Class (Note 2)	478	3,072
Y Class (Note 2)	-	3,082
Investor Class	449	3,079
AMR Class	-	7,564
Custody and fund accounting fees	60,456	59,546
Professional fees	32,315	69,399
Registration fees and expenses	30,247	49,747
Service fees (Note 2):
Y Class	49	-
Investor Class	663	126
A Class	140	-
C Class	156	-
Distribution fees (Note 2):
A Class	234	-
C Class	1,039	-
Prospectus and shareholder report expenses	4,785	3,203
Trustee fees	447	1,308
Prime broker fees	114,278	441,207
Dividends and interest on securities sold short	86,840	774,045
Other expenses	3,419	5,378

Total expenses	498,560	2,454,589

Net fees waived and expenses (reimbursed) (Note 2)	(110,116)	(157,961)

Net expenses	388,444	2,296,628

Net investment (loss)	(179,460)	(1,379,504)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	695,889	(1,791,313)
Purchased options contracts	(37,425)	-
Foreign currency transactions	(41,515)	49,375
Futures contracts	-	1,202,928
Swap agreements	97,127	1,686,782
Written options contracts	(658)	-
Change in net unrealized appreciation (depreciation) of:
Investments	16,577	(166,208)
Purchased options contracts	24,180	-
Foreign currency transactions	16,874	12,581
Futures contracts	-	261,138
Swap agreements	138,295	620,174
Written options contracts	8,360	-
Short sales	51,317	(1,678,613)

Net gain from investments	969,021	196,844

Net increase (decrease) in net assets resulting from operations	$789,561	$(1,182,660)

† Foreign taxes	$1,035	$26

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Grosvenor Long/Short Fund		Numeric Integrated Alpha Fund
	For the Six Months Ended July 31, 2017	For the Year Ended January 31, 2017	For the Six Months Ended July 31, 2017	From November 1, 2016A to January 31, 2017
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment (loss)	$(179,460)	$(227,373)	$(1,379,504)	$(307,501)
Net realized gain from investments, purchased options contracts, foreign currency transactions, futures contracts, swap agreements, and written options contracts	713,418	603,723	1,147,772	270,104
Change in net unrealized appreciation (depreciation) of investments, purchased options contracts, foreign currency transactions, futures contracts, swap agreements, written options contracts, and securities sold short	255,603	1,315,597	(950,928)	630,015

Net increase (decrease) in net assets resulting from operations	789,561	1,691,947	(1,182,660)	592,618

Distributions to Shareholders:
Net realized gain from investments:
Institutional Class	-	(309,752)	-	-
Y Class	-	(4,695)	-	-
Investor Class	-	(7,003)	-	-
A Class	-	(3,589)	-	-
C Class	-	(4,279)	-	-

Net distributions to shareholders	-	(329,318)	-	-

Capital Share Transactions:
Proceeds from sales of shares	602,991	196,119	98,767,405	63,420,763
Reinvestment of dividends and distributions	-	329,318	-	-
Cost of shares redeemed	(154,609)	(861,941)	(7,837,097)	(11,304,984)

Net increase (decrease) in net assets from capital share transactions	448,382	(336,504)	90,930,308	52,115,779

Net increase in net assets	1,237,943	1,026,125	89,747,648	52,708,397

Net Assets:
Beginning of period	17,166,752	16,140,627	57,708,397	5,000,000	B

End of period*	$18,404,695	$17,166,752	$147,456,045	$57,708,397

*Includes (overdistribution) of net investment income	$(370,554)	$(191,094)	$(1,462,089)	$(82,585)

A Commencement of operations.

B Seed capital.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as non-diversified, open-end management investment companies. As of July 31, 2017, the Trust consists of thirty-two active series, two of which are presented in this filing: American Beacon Grosvenor Long/Short Fund and American Beacon Numeric Integrated Alpha Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Funds’ Financial Statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or employee directed benefit plans with applicable sales charges, which may include CDSC.	$1,000
Ultra	Large institutional investors - sold directly or through intermediary channels.	$350,000,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service fees, distribution fees and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earning and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to any Funds will be paid from the assets of that Funds. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trustees deem fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a controlling ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of July 31, 2017, based on management’s evaluation of the shareholder account base of the Grosvenor Long/Short Fund, 1 account in the Institutional Class has been identified as representing an affiliated controlling ownership of approximately 60% and 1 unaffiliated account in the Institutional Class representing approximately 31% of the Fund’s outstanding shares.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Grosvenor Long/Short Fund’s average daily net assets that is calculated and accrued daily, equal to 1.85%. This fee is used by the Manager to compensate the Lead Sub-Advisor. The Manager also receives an annualized management fee based on a percentage of the Numeric Integrated Alpha Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $1 billion	0.425%
Next $4 billion	0.40%
Next $5 billion	0.375%
Over $10 billion	0.35%

The Trust, on behalf of the Funds, and the Manager have entered into a Lead Investment Advisory Agreement with Grosvenor Capital Management, L.P. (Lead Sub-Advisor) and an Investment Advisory Agreement with Numeric Investors LLC (the “Sub-Advisor”) pursuant to which the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

Grosvenor Capital Management, L.P

All Assets	1.50%

Numeric Investors LLC

First $800 million	1.35%
Over $800 million	1.30%

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

The Management and Sub-Advisory Fees paid by the Funds for the period ended July 31, 2017 were as follows:

Grosvenor Long/Short Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$30,756
Sub-Advisor Fees	1.50%	131,809

Total	1.85%	$162,565

Numeric Integrated Alpha Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.425%	$247,538
Sub-Advisor Fees	1.35%	786,295

Total	1.775%	$1,033,833

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes of the Grosvenor Long/Short Fund and the Investor Class of the Numeric Integrated Alpha Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of up to 0.10% of the average daily net assets of the Y Class, up to 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds. Effective April 1, 2017, the Funds terminated the Service Plan for the Y Class of the Grosvenor Long/Short Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Grosvenor Long/Short Fund and the Institutional and Y Classes of the Numeric Integrated Alpha Fund and has agreed to compensate the intermediaries for providing these services. Effective April 1, 2017, the Grosvenor Long/Short Fund agreed to compensate the intermediaries for providing services to the Y Class. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to the Trust’s Board of Trustees (the “Board”) approval, have agreed to reimburse the Manager for all or a portion of

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

the servicing fees paid to these intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended July 31, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Grosvenor Long/Short	$745
Numeric Integrated Alpha	-

As of July 31, 2017, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Grosvenor Long/Short	$109
Numeric Integrated Alpha	-

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2017, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Grosvenor Long/Short	$1,454
Numeric Integrated Alpha	7,399

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the period ended July 31, 2017, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the Funds to the extent that total annual fund operating expenses exceeded the Funds’ expense cap. During the period ended July 31, 2017, the Manager waived or reimbursed expenses as follows:

		Expense Cap
Fund	Class	2/1/2017 - 7/31/2017	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Grosvenor Long/Short	Institutional	2.10%	$102,501	$-	2020
Grosvenor Long/Short	Y	2.20%	2,053	-	2020
Grosvenor Long/Short	Investor	2.48%	3,478	-	2020
Grosvenor Long/Short	A	2.50%	981	-	2020
Grosvenor Long/Short	C	3.25%	1,103	-	2020
Numeric Integrated Alpha	Institutional	1.95%	3,158	-	2020
Numeric Integrated Alpha	Y	2.05%	3,106	-	2020
Numeric Integrated Alpha	Investor	2.33%	3,085	-	2020
Numeric Integrated Alpha	Ultra	1.85%	148,612	-	2020

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Of these amounts, $19,058 and $29,917 is disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at July 31, 2017 for the Grosvenor Long/Short Fund and Numeric Integrated Alpha Fund, respectively. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupement of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursement expenses listed above will expire in 2020. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	(Recouped) Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Grosvenor Long/Short	$-	$426,070	$-	2019
Grosvenor Long/Short	-	281,244	-	2020
Numeric Integrated Alpha	-	189,564	-	2020

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended July 31, 2017, there were no fees collected by Foreside for the sale of Class A shares of the Funds.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended July 31, 2017, there were no CDSC fees collected for Class A Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended July 31, 2017, there were no CDSC fees collected for Class C Shares of the Funds.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustee meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Funds may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (ADRs) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Forward currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 in the fair value hierarchy. Swap contracts are valued at prices furnished by independent swap dealers or by an independent pricing service and are generally categorized as a Level 2 in the fair value hierarchy. Forward currency contracts and swap contracts involve, to varying degrees, risk of loss in excess of the unrealized appreciation (depreciation) disclosed on the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar-denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended July 31, 2017 are disclosed in the Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of July 31, 2017, short positions were held by the Funds and are detailed in the Schedules of Investments.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended July 31, 2017, the Numeric Integrated Alpha Fund entered into future contracts primarily for return enhancement and exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended July 31, 2017
Numeric Integrated Alpha	224

Options Contracts

The Grosvenor Long/Short Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Funds writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Funds, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.

The Grosvenor Long/Short Fund may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Funds’ exposure to unfavorable movements of the underlying instrument. The Funds pay a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

During the period ended July 31, 2017, the Grosvenor Long/Short Fund purchased/sold options primarily for return enhancement and hedging.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

The Fund’s option contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of options contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Purchased Option Notional Amounts Outstanding
Fund	Period Ended July 31, 2017
Grosvenor Long/Short	$191,383

Average Written Option Notional Amounts Outstanding
Fund	Period Ended July 31, 2017
Grosvenor Long/Short	$1,550

Forward Currency Contracts

The Grosvenor Long/Short Fund may enter into forward currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended July 31, 2017, the Fund entered into forward currency contracts primarily for speculative purposes.

The Fund’s forward currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Currency Notional Amounts Outstanding Period Ended July 31, 2017
Fund	Purchased Contracts	Sold Contracts
Grosvenor Long/Short	$216,325	$1,107,064

Total Return Swap Agreements

The Grosvenor Long/Short Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund’s total return swap contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end:

Average Total Return Swap Notional Amounts Outstanding
Fund	Period Ended July 31, 2017
Grosvenor Long/Short	$12,505,111

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Contracts for Difference

The Numeric Integrated Alpha Fund may utilize equity-related securities including total return swaps based on individual companies (also referred to as contracts for difference (“CFDs”)). A CFD is a form of equity swap in which its value is based on the fluctuating value of some underlying asset (e.g., shares of a particular stock or a stock index). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock at the opening of the contract and the stock’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable the Funds to take short or long positions on an underlying stock and thus potentially capture gains on movements in the share prices of the stock without the need to own the underlying stock. By entering into a CFD transaction, the Fund could incur losses because it would face many of the same types of risks as owning the underlying equity securities directly as well as the other risks associated with the investments in swaps. As with other types of swap transactions, CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Funds’ shares, may be reduced. Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin and adverse market movements against the underlying stock may require the buyer to make additional margin payments. The Fund’s use of swaps is intended to generate profits, adjust leverage, hedge exposures, and manage volatility.

The CFDs outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of these contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Contracts for Difference Notional Amounts Outstanding
Fund	Period EndedJuly 31, 2017
Numeric Integrated Alpha	$12,550,847

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Grosvenor Long/Short Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of July 31, 2017:

Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Purchased options outstanding	$–	$4	$–	$–	$45,412	$45,416
Unrealized appreciation of forward currency contracts	–	7,812	–	–	–	7,812
Unrealized appreciation from swap agreements	–	–	–	–	342,778	342,778

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options outstanding	$–	$–	$–	$–	$(7,980)	$(7,980)
Unrealized depreciation of forward currency contracts	–	(46,771)	–	–	–	(46,771)
Unrealized depreciation from swap agreements	–	–	–	–	(40,712)	(40,712)

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

The effect of financial derivative instruments on the Statements of Operations as of July 31, 2017:

Derivatives not accounted for as hedging instruments

Realized gain (loss) of derivatives recognized as a result of operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from options contracts	$–	$–	$–	$–	$(38,083)	$(38,083)
Net realized gain (loss) from swap agreements	–	–	–	–	97,127	97,127
Net realized gain (loss) from foreign currency transactions	–	(5,836)	–	–	–	(5,836)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Change in net unrealized appreciation (depreciation) from options contracts	$–	$(247)	$–	$–	$32,787	$32,540
Change in net unrealized appreciation (depreciation) from foreign currency transactions	–	(30,273)	–	–	–	(30,273)
Change in net unrealized appreciation (depreciation) from unrealized depreciation from swap agreements	–	–	–	–	138,295	138,295

Numeric Integrated Alpha Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of July 31, 2017:

Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts[2]	$–	$–	$–	$7,281	$573,575	$580,856
Unrealized appreciation from swap agreements	–	–	–	–	2,249,069	2,249,069

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts[2]	$–	$–	$–	$–	$(122,435)	$(122,435)
Unrealized depreciation from swap agreements	–	–	–	–	(1,247,926)	(1,247,926)

The effect of financial derivative instruments on the Statements of Operations as of July 31, 2017:

Derivatives not accounted for as hedging instruments

Realized gain (loss) of derivatives recognized as a result of operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from futures contracts	$–	$–	$–	$(94,131)	$1,297,059	$1,202,928
Net realized gain (loss) from swap agreements	–	–	–	–	1,686,782	1,686,782

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Derivatives not accounted for as hedging instruments

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Change in unrealized appreciation (depreciation) from futures contracts	$–	$–	$–	$7,281	$253,857	$261,138
Change in unrealized appreciation (depreciation) from swap agreements	–	–	–	–	620,174	620,174

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedules of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non- U.S. currencies, non-U.S. currency futures contracts and swaps for cross-currency investments. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Emerging Markets Risk

When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.

Forward Currency Contracts Risk

Forward currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Funds’ trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Funds sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Funds’ transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Funds have a lower portfolio turnover rate.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Leverage Risk

The Funds’ use of futures, forward currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Funds will have the potential for greater losses than if the Funds do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Funds’ exposure to an asset or class of assets and may cause the Funds’ NAV to be volatile.

Liquidity Risk

Liquidity risk is the risk that the Funds may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Funds currently value them. For example, certain investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Funds to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. The Funds may seek to borrow money to meet its obligations (including among other things redemption obligations) if they are unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Funds. In some cases, due to unanticipated levels of illiquidity the Funds may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a rate increase on various markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Multi-Manager Risk

The Grosvenor Fund’s performance depends on, among other things, the Lead Sub-Advisor’s success in monitoring and allocating the Fund’s assets among the Sub-Advisors. The Sub-Advisors investment styles may not always be complementary. The Sub-Advisors make investment decisions independently of one another, and may make conflicting investment decisions. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those securities and the overall market environment. The Sub-Advisors may underperform the market generally or underperform other investment managers that could have been selected for the Fund. The Lead Sub-Advisor and the Sub-Advisors also may use proprietary or licensed strategies that are based on considerations and factors that are not fully disclosed to the Board, the Manager or the Lead Sub-Advisor. The success of a particular Sub-Advisor in implementing its investment strategy is dependent on the expertise of its portfolio managers, and certain Sub-Advisors may have a limited number of investment management professionals. The loss of one or more of a Sub-Advisor’s key investment professionals could have a materially adverse effect on the performance of the Fund. A Sub-Advisor may have little or no experience managing the assets of a registered investment company which, unlike the other accounts a Sub-Advisor may manage, is subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by the underlying funds in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Short Position Risk

The Funds will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. The Funds’ losses are potentially unlimited in a short position transaction.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2017.

Grosvenor Long/Short Fund

Offsetting of Financial and Derivative Assets as of July 31, 2017:
	Assets	Liabilities
Swap Agreement – OTC	$342,778	$40,712
Purchased Options	45,416	-
Written Options	-	7,980
Forward Currency Contracts	7,812	46,771

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$396,006	$95,463

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(43,478)	(7,980)

Total derivative assets and liabilities subject to an MNA	$352,528	$87,483

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of July 31, 2017:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
JPMorgan Chase Bank NA	$56	$-	$-	$-	$56
Morgan Stanley & Co. Inc.	328,010	(87,483)	-	-	240,527
UBS AG	24,462	-	-	-	24,462

Total	$352,528	$(87,483)	$-	$-	$265,045

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Morgan Stanley & Co. Inc.	$87,483	$(87,483)	$-	$-	$-

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Numeric Integrated Alpha Fund

Offsetting of Financial and Derivative Assets as of July 31, 2017:
	Assets	Liabilities
Futures Contracts	$580,856	$122,435
Swap Agreement - OTC	2,249,069	1,247,926

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$2,829,925	$1,370,361

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(580,856)	(122,435)

Total derivative assets and liabilities subject to an MNA	$2,249,069	$1,247,926

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of July 31, 2017:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
Morgan Stanley & Co. Inc.	$2,249,069	$(1,247,926)	$-	$-	$1,001,143

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Morgan Stanley & Co. Inc.	$1,247,926	$(1,247,926)	$-	$-	$-

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. For the Grosvenor Long/Short Fund, each of the tax years in the two year period ended January 31, 2017 and for the Numeric Integrated Alpha Fund, the tax year ended January 31, 2017 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of July 31, 2017 the tax cost for each Fund and their respective gross unrealized appreciation and (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Grosvenor Long/Short	$16,008,261	$1,417,765	$(173,368)	$1,244,397
Numeric Integrated Alpha	111,994,253	3,722,409	(3,907,642)	(185,233)

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended January 31, 2017, the Funds did not have capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended July 31, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Grosvenor Long/Short	$19,815,401	$-	$20,369,572	$-
Numeric Integrated Alpha	232,275,781	-	215,362,993	-

A summary of the Funds’ transactions in the USG Select Fund for the period ended July 31, 2017 are as follows:

Fund	Type of Transaction	January 31, 2017 Shares/Fair Value	Purchases	Sales	July 31, 2017 Shares/Fair Value	Dividend Income
Grosvenor Long/Short	Direct	$2,991,077	$12,438,475	$12,379,098	$3,050,454	$10,024
Numeric Integrated Alpha	Direct	3,929,099	96,557,451	84,451,714	16,034,836	51,863

9.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Grosvenor Long/Short Fund	Shares	Amount	Shares	Amount
Shares sold	11,494	$125,000	-	$-
Reinvestment of dividends	-	-	29,613	309,752
Shares redeemed	(1,032)	(11,088)	(58,796)	(572,526)

Net increase (decrease) in shares outstanding	10,462	$113,912	(29,183)	$(262,774)

	Y Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Grosvenor Long/Short Fund	Shares	Amount	Shares	Amount
Shares sold	20,613	$225,000	9,255	$96,500
Reinvestment of dividends	-	-	449	4,695
Shares redeemed	(7,526)	(83,713)	(436)	(4,580)

Net increase in shares outstanding	13,087	$141,287	9,268	$96,615

	Investor Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Grosvenor Long/Short Fund	Shares	Amount	Shares	Amount
Shares sold	23,715	$252,991	3,471	$33,712
Reinvestment of dividends	-	-	673	7,003
Shares redeemed	(2,412)	(26,325)	(18,720)	(185,132)

Net increase (decrease) in shares outstanding	21,303	$226,666	(14,576)	$(144,417)

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

	A Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Grosvenor Long/Short Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	1,211	$12,123
Reinvestment of dividends	-	-	345	3,589
Shares redeemed	-	-	(9,862)	(99,704)

Net (decrease) in shares outstanding	-	$-	(8,306)	$(83,992)

	C Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Grosvenor Long/Short Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	5,482	$53,784
Reinvestment of dividends	-	-	415	4,279
Shares redeemed	(3,147)	(33,483)	-	-

Net increase (decrease) in shares outstanding	(3,147)	$(33,483)	5,897	$58,063

	Institutional Class
	Six Months Ended July 31, 2017		November 1, 2016 to January 31, 2017*
	(unaudited)
Numeric Integrated Alpha Fund	Shares	Amount	Shares(1)	Amount(1)
Shares sold	-	$-	500,000	$5,000,000
Shares redeemed	-	-	(957,948)	(9,726,147)

Net (decrease) in shares outstanding	-	$-	(457,948)	$(4,726,147)

	Y Class
	Six Months Ended July 31, 2017		November 1, 2016 to January 31, 2017*
	(unaudited)
Numeric Integrated Alpha Fund	Shares	Amount	Shares(1)	Amount(1)
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	-	-

Net (decrease) in shares outstanding	-	$-	-	$-

	Investor Class
	Six Months Ended July 31, 2017		November 1, 2016 to January 31, 2017*
	(unaudited)
Numeric Integrated Alpha Fund	Shares	Amount	Shares(1)	Amount(1)
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	-	-

Net (decrease) in shares outstanding	-	$-	-	$-

	Ultra Class
	Six Months Ended July 31, 2017		November 1, 2016 to January 31, 2017*
	(unaudited)
Numeric Integrated Alpha Fund	Shares	Amount	Shares(1)	Amount(1)
Shares sold	9,697,332	$98,767,405	5,733,727	$58,420,763
Shares redeemed	(769,473)	(7,837,097)	(155,085)	(1,578,837)

Net (decrease) in shares outstanding	8,927,859	$90,930,308	5,578,642	$56,841,926

* For the period of November 1, 2016 through January 31, 2017

(1) Seed capital has been received in the amounts of $4,700,000 for Institutional class and $100,000 each for the Y, Investor and Ultra classes, respectively. As a result, the shares were issued in the amounts of 470,000 for the Institutional Class and 10,000 for each remaining class respectively.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

10.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Grosvenor Long/Short FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31,		Year Ended January 31,	October 1A to January 31,
	2017		2017	2016

	(unaudited)
Net asset value, beginning of period	$10.66		$9.79	$10.00

Income from investment operations:
Net investment (loss)	(0.11)		(0.14)	(0.02)
Net gains (losses) on investments (both realized and unrealized)	0.59		1.22	(0.19)

Total income (loss) from investment operations	0.48		1.08	(0.21)

Less distributions:
Distributions from net realized gains	–		(0.21)	–

Total distributions	–		(0.21)	–

Net asset value, end of period	$11.14		$10.66	$9.79

Total returnB	4.50	%C	11.06%	(2.10	)%C

Ratios and supplemental data:
Net assets, end of period	$16,965,751		$16,119,517	$15,098,172
Ratios to average net assets:
Expenses, before reimbursements	5.65	%D	6.13%	11.84	%D
Expenses, net of reimbursementsE	4.39	%D	4.41%	3.95	%D
Net investment (loss), before expense reimbursements	(3.27	)%D	(3.10)%	(10.23	)%D
Net investment (loss), net of reimbursements	(2.01	)%D	(1.37)%	(2.34	)%D
Portfolio turnover rate	103	%C	250%	77	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Includes non-operating expenses consisting of prime broker fees and dividend from securities sold short. The expenses, net of reimbursements ratio excluding non-operating expense is 2.10%.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		Year Ended January 31,	October 1A to January 31,
	2017		2017	2016

	(unaudited)
Net asset value, beginning of period	$10.65		$9.79	$10.00

Income from investment operations:
Net investment (loss)	(0.06)		(0.10)	(0.01)
Net gains (losses) on investments (both realized and unrealized)	0.53		1.17	(0.20)

Total income (loss) from investment operations	0.47		1.07	(0.21)

Less distributions:
Distributions from net realized gains	–		(0.21)	–

Total distributions	–		(0.21)	–

Net asset value, end of period	$11.12		$10.65	$9.79

Total returnB	4.41	%C	10.96%	(2.10	)%C

Ratios and supplemental data:
Net assets, end of period	$437,508		$279,480	$166,300
Ratios to average net assets:
Expenses, before reimbursements	5.68	%D	6.58%	14.92	%D
Expenses, net of reimbursementsE	4.53	%D	4.49%	4.03	%D
Net investment (loss), before expense reimbursements	(3.30	)%D	(3.57)%	(13.32	)%D
Net investment (loss), net of reimbursements	(2.15	)%D	(1.48)%	(2.43	)%D
Portfolio turnover rate	103	%C	250%	77	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Includes non-operating expenses consisting of prime broker fees and dividend from securities sold short. The expenses, net of reimbursements ratio excluding non-operating expense is 2.20%.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31,		Year Ended January 31,	October 1A to January 31,
	2017		2017	2016

	(unaudited)
Net asset value, beginning of period	$10.60		$9.78	$10.00

Income from investment operations:
Net investment (loss)	(0.03)		(0.21)	(0.01)
Net gains (losses) on investments (both realized and unrealized)	0.49		1.24	(0.21)

Total income (loss) from investment operations	0.46		1.03	(0.22)

Less distributions:
Distributions from net realized gains	–		(0.21)	–

Total distributions	–		(0.21)	–

Net asset value, end of period	$11.06		$10.60	$9.78

Total returnB	4.34	%C	10.56%	(2.20	)%C

Ratios and supplemental data:
Net assets, end of period	$614,010		$362,643	$477,097
Ratios to average net assets:
Expenses, before reimbursements	6.11	%D	6.89%	15.21	%D
Expenses, net of reimbursementsE	4.80	%D	4.82%	4.37	%D
Net investment (loss), before expense reimbursements	(3.71	)%D	(3.80)%	(13.54	)%D
Net investment (loss), net of reimbursements	(2.40	)%D	(1.73)%	(2.69	)%D
Portfolio turnover rate	103	%C	250%	77	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Includes non-operating expenses consisting of prime broker fees and dividend from securities sold short. The expenses, net of reimbursements ratio excluding non-operating expense is 2.48%.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31,		Year Ended January 31,	October 1A to January 31,
	2017		2017	2016

	(unaudited)
Net asset value, beginning of period	$10.60		$9.78	$10.00

Income from investment operations:
Net investment (loss)	(0.13)		(0.23)	(0.02)
Net gains (losses) on investments (both realized and unrealized)	0.59		1.26	(0.20)

Total income (loss) from investment operations	0.46		1.03	(0.22)

Less distributions:
Distributions from net realized gains	–		(0.21)	–

Total distributions	–		(0.21)	–

Net asset value, end of period	$11.06		$10.60	$9.78

Total returnB	4.34	%C	10.56%	(2.20	)%C

Ratios and supplemental data:
Net assets, end of period	$193,848		$185,823	$252,710
Ratios to average net assets:
Expenses, before reimbursements	5.83	%D	6.96%	14.66	%D
Expenses, net of reimbursementsE	4.79	%D	4.88%	4.36	%D
Net investment (loss), before expense reimbursements	(3.46	)%D	(3.89)%	(13.03	)%D
Net investment (loss), net of reimbursements	(2.41	)%D	(1.80)%	(2.74	)%D
Portfolio turnover rate	103	%C	250%	77	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Includes non-operating expenses consisting of prime broker fees and dividend from securities sold short. The expenses, net of reimbursements ratio excluding non-operating expense is 2.50%.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		Year Ended January 31,	October 1A to January 31,
	2017		2017	2016

	(unaudited)
Net asset value, beginning of period	$10.49		$9.76	$10.00

Income from investment operations:
Net investment (loss)	(0.23)		(0.22)	(0.05)
Net gains (losses) on investments (both realized and unrealized)	0.65		1.16	(0.19)

Total income (loss) from investment operations	0.42		0.94	(0.24)

Less distributions:
Distributions from net realized gains	–		(0.21)	–

Total distributions	–		(0.21)	–

Net asset value, end of period	$10.91		$10.49	$9.76

Total returnB	4.00	%C	9.66%	(2.40	)%C

Ratios and supplemental data:
Net assets, end of period	$193,578		$219,289	$146,348
Ratios to average net assets:
Expenses, before reimbursements	6.58	%D	7.62%	16.08	%D
Expenses, net of reimbursementsE	5.51	%D	5.53%	5.10	%D
Net investment (loss), before expense reimbursements	(4.18	)%D	(4.61)%	(14.48	)%D
Net investment (loss), net of reimbursements	(3.12	)%D	(2.52)%	(3.49	)%D
Portfolio turnover rate	103	%C	250%	77	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Includes non-operating expenses consisting of prime broker fees and dividend from securities sold short. The expenses, net of reimbursements ratio excluding non-operating expense is 3.25%.

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31,		November 1A to January 31,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.28		$10.00

Income from investment operations:
Net investment (loss)	(0.08)		(4.25)
Net gains (losses) on investments (both realized and unrealized)	(0.09)		4.53

Total income (loss) from investment operations	(0.17)		0.28

Net asset value, end of period	$10.11		$10.28

Total returnB	(1.65	)%C	2.80	%C

Ratios and supplemental data:
Net assets, end of period	$121,885		$123,935
Ratios to average net assets:
Expenses, before reimbursements	9.28	%D	6.48	%D
Expenses, net of reimbursementsE	4.07	%D	4.56	%D
Net investment (loss), before expense reimbursements	(6.74	)%D	(4.74	)%D
Net investment (loss), net of reimbursements	(1.53	)%D	(2.82	)%D
Portfolio turnover rate	161	%C	114	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Includes non-operating expenses consisting of prime broker fees and dividend from securities sold short. The expenses, net of reimbursements ratio excluding non-operating expense is 1.95%.

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		November 1A to January 31,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.26		$10.00

Income from investment operations:
Net investment (loss)	(0.08)		(0.08)
Net gains (losses) on investments (both realized and unrealized)	(0.06)		0.34

Total income (loss) from investment operations	(0.14)		0.26

Net asset value, end of period	$10.12		$10.26

Total returnB	(1.36	)%C	2.60	%C

Ratios and supplemental data:
Net assets, end of period	$101,155		$102,596
Ratios to average net assets:
Expenses, before reimbursements	10.34	%D	12.24	%D
Expenses, net of reimbursementsE	4.17	%D	4.62	%D
Net investment (loss), before expense reimbursements	(7.80	)%D	(10.64	)%D
Net investment (loss), net of reimbursements	(1.63	)%D	(3.02	)%D
Portfolio turnover rate	161	%C	114	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Includes non-operating expenses consisting of prime broker fees and dividend from securities sold short. The expenses, net of reimbursements ratio excluding non-operating expense is 2.05%.

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31,		November 1A to January 31,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.25		$10.00

Income from investment operations:
Net investment (loss)	(0.10)		(0.08)
Net gains (losses) on investments (both realized and unrealized)	(0.06)		0.33

Total income (loss) from investment operations	(0.16)		0.25

Net asset value, end of period	$10.09		$10.25

Total returnB	(1.56	)%C	2.50	%C

Ratios and supplemental data:
Net assets, end of period	$100,944		$102,524
Ratios to average net assets:
Expenses, before reimbursements	10.59	%D	13.71	%D
Expenses, net of reimbursementsE	4.45	%D	4.90	%D
Net investment (loss), before expense reimbursements	(8.05	)%D	(12.11	)%D
Net investment (loss), net of reimbursements	(1.92	)%D	(3.30	)%D
Portfolio turnover rate	161	%C	114	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Includes non-operating expenses consisting of prime broker fees and dividend from securities sold short. The expenses, net of reimbursements ratio excluding non-operating expense is 2.33%.

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Ultra
	Six Months Ended July 31,		November 1A to January 31,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.27		$10.00

Income from investment operations:
Net investment (loss)	(0.03)		(0.05)
Net gains (losses) on investments (both realized and unrealized)	(0.10)		0.32

Total income (loss) from investment operations	(0.13)		0.27

Net asset value, end of period	$10.14		$10.27

Total returnB	(1.27	)%C	2.70	%C

Ratios and supplemental data:
Net assets, end of period	$147,132,061		$57,379,342
Ratios to average net assets:
Expenses, before reimbursements	4.20	%D	6.74	%D
Expenses, net of reimbursementsE	3.94	%D	4.87	%D
Net investment (loss), before expense reimbursements	(1.65	)%D	(5.04	)%D
Net investment (loss), net of reimbursements	(1.39	)%D	(3.17	)%D
Portfolio turnover rate	161	%C	114	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Includes non-operating expenses consisting of prime broker fees and dividend from securities sold short. The expenses, net of reimbursements ratio excluding non-operating expense is 1.85%.

See accompanying notes

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

At in-person meetings held on May 16, 2017 and June 7, 2017 (collectively, the “Meetings”), the Board of Trustees (“Board”) considered and then, at its June 7 meeting, approved the renewal of:

(1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (the “Trust”), on behalf of American Beacon Grosvenor Long/Short Fund (“Fund”);

(2) the Lead Investment Advisory Agreement between Grosvenor Capital Management, L.P. (“Grosvenor”), the lead subadvisor of the Fund, and the Manager; and

(3) the Investment Advisory Agreements among the Manager, Grosvenor and each of the Fund’s underlying subadvisors whose contracts were being proposed for renewal.

Each of the Lead Investment Advisory Agreement with Grosvenor and the Investment Advisory Agreements with the underlying subadvisors is referred to herein as the “Investment Advisory Agreement,” and Grosvenor and the underlying subadvisors are hereinafter each referred to as a “subadvisor.” The Management Agreement and the Investment Advisory Agreements are collectively referred to herein as the “Agreements.” In preparation for its consideration of the renewal of these Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the subadvisors, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each subadvisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the subadvisors. At the Meetings, the Board considered the information provided. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular meetings of the Board and its committees, as well as information specifically prepared in connection with the renewal process.

In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. The information requested on behalf of the Board included, among other information, the following materials. References herein to the “firm” refer to the Manager and/or each applicable subadvisor.

•	comparisons of the performance of an appropriate share class of the Fund to comparable investment companies and appropriate benchmark indices, including peer group averages and performance analyses provided by Broadridge and Morningstar, and to the performance of any similar accounts managed by the firm;

•	comparisons of the Fund’s management fee rate and expense ratio with the management fee rates paid by comparable mutual funds and their expense ratios, including peer group averages and fee and expense analyses provided by Broadridge and Morningstar, and the advisory fee rates charged to other clients for which similar services are provided by a firm;

•	a description of any applicable fee waivers and/or expense reimbursements in place for the Fund during the past year, and any proposed changes to the expense caps;

•	the Manager’s profitability with respect to the services that it provided to the Fund;

•	any actual or anticipated economies of scale in relation to the services the firm provides or will provide to the Fund and whether the current fee rates charged or to be charged to the Fund reflect these economies of scale for the benefit of the Fund’s investors;

•	an evaluation of any other benefits to a firm or the Fund as a result of their relationship, if any;

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

•	information regarding the administrative, accounting-related and cash management services that the Manager provides to the Fund and the fees that the Manager receives for such services; and

•	information regarding a firm’s financial condition, the personnel of the Manager who are assigned primary responsibility for managing the Fund, staffing levels, portfolio managers’ compensation, insurance coverage, material pending litigation, code of ethics, compliance matters, actual or potential conflicts of interest that the firm experiences, or anticipates that it will experience, in providing services to the Fund, and the Manager’s disaster recovery plans.

The Board noted that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing both types of services, and observed that the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative expenses, reduced by any waivers and/or reimbursements.

A firm may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. The class of shares used for comparative performance purposes was the share class with the lowest expenses available for purchase by the general public, which was the Institutional Class. The Board also considered that the use of Institutional Class performance generally facilitates a meaningful comparison for expense and performance purposes.

Provided below is an overview of certain factors the Board considered in connection with its renewal and approval of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew or approve each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal and approval of each Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal and approval of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreements

In determining whether to renew the Agreements, the Trustees considered the best interests of the Fund. While the Management Agreement and the Investment Advisory Agreements for the Fund were considered at the Meetings, the Board considered the Fund’s investment management and subadvisory relationships separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund; (3) the costs incurred by the Manager in rendering services to the Fund and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or a subadvisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or a subadvisor from their relationship with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s performance for various periods since its inception in 2015; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Fund; the Manager’s quality of services; the Manager’s oversight of Grosvenor and the Manager’s efforts to retain key employees and maintain staffing levels.

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

With respect to the renewal of each Investment Advisory Agreement, the Trustees considered the level of staffing and the size of the subadvisor. The Board also considered Grosvenor’s active role in monitoring and, as appropriate, recommending additional or replacement underlying subadvisors. Additionally, the Board considered the adequacy of the resources committed to the Fund by each subadvisor, and whether those resources were commensurate with the needs of the Fund and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of each subadvisor. The Board also considered each subadvisor’s representations regarding its compliance program and code of ethics. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each subadvisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge performance universe, Morningstar Category, and benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent peer selection methodology to select all Broadridge performance universes. The Board also considered whether the performance universe selected by Broadridge provides appropriate comparisons for the Fund. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Board also evaluated the comparative information provided by each subadvisor regarding the performance of the Fund relative to the performance of other comparable investment accounts managed by the subadvisor, the Fund’s benchmark index or another appropriate broad-based market index. In addition, the Board considered in each instance the Manager’s recommendation to continue to retain each subadvisor whose Investment Advisory Agreement was presented to the Board for renewal. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager and at an individual Fund level, with the Manager sustaining losses with respect to the Fund before and after the payment of distribution-related expenses. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rate paid by the Fund, the Manager represented that, among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for the share classes of the Fund that were in place during the last fiscal year. The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee, and that Grosvenor is compensated by the Manager. The Board also noted that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by each subadvisor in connection with its investment advisory services to the Fund, the Board considered that the Manager has negotiated the lowest fee rate that Grosvenor charges for any comparable client accounts and that the underlying subadvisors are compensated by Grosvenor. The Board did not request profitability data from the subadvisors because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fee rates. In addition, the Board noted that subadvisors may not account for their profits on an account-by-account basis and those that do likely employ different methodologies in connection with these calculations.

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered the Manager’s representation that economies of scale are reflected in the current level of management fees charged by AmBeacon and that the current fee structure provides an adequate basis for sharing economies of scale with the Fund’s shareholders. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Fund, including greater exposure in the marketplace with respect to the Manager’s or subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisors. In addition, the Board noted that certain of the subadvisors benefit from soft dollar arrangements for third party and/or proprietary research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Funds appear to be fair and reasonable

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made versus the Fund’s Broadridge performance universe and Morningstar Category. With respect to the Broadridge performance universe, the 1st Quintile represents the top twenty percent of the universe based on performance and the 5th Quintile representing the bottom twenty percent of the universe based on performance. References below to the Fund’s Broadridge performance universe are to the universe of mutual funds with a comparable investment classification/objective included in the analysis provided by Broadridge.

The expense comparisons below were made versus the Fund’s Broadridge expense universe and Broadridge expense group, with the 1st Quintile representing the top twenty percent of the universe or group based on lowest total expense and the 5th Quintile representing the bottom twenty percent of the universe or group based on highest total expense. References below to the Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Broadridge. The Broadridge expense group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. The Broadridge expense universe includes all funds in the investment classification/objective with a similar operating structure as the share class of the Fund included in the Broadridge comparative information and provides a broader view of expenses across the Fund’s investment classification/objective. The Trustees also considered the Fund’s Morningstar fee level category. The Trustees considered the positive impact of fee waivers where applicable and the Manager’s agreement to continue the fee waivers. In addition, information regarding the subadvisors’ use of soft dollars was requested from the Manager and was considered by the Trustees.

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

Additional Considerations and Conclusions with Respect to the American Beacon Grosvenor Long/Short Fund

In considering the renewal of the Management Agreement for the Fund, the Trustees considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	5th Quintile
Compared to Broadridge Expense Universe	5th Quintile
Morningstar Fee Level Ranking – Institutional Class	High Expense Ratio

Broadridge and Morningstar Performance Analysis (one-year period ended February 28, 2017)

Compared to Broadridge Performance Universe	2nd Quintile
Compared to Morningstar Category	2nd Quintile

In considering the renewal of the Lead Investment Advisory Agreement with Grosvenor and the Investment Advisory Agreements with Basswood Capital Management, LLC (“Basswood”), Incline Global Management, LLC (“Incline”), Impala Asset Management, LLC (“Impala”), Tremblant Capital Group (“Tremblant”), Pine River Capital Management, LP (“Pine River”) and River Canyon Fund Management, LLC (“River Canyon”), the Trustees considered that, as lead subadvisor, Grosvenor manages the Fund by allocating the Fund’s assets among the subadvisors, which pursue different investment strategies. The Trustees considered that the diversification of investment strategies facilitated by the Fund’s multi-manager structure permits the Fund to mitigate the risks associated with a single subadvisor. The Trustees also considered the following additional factors:

Subadvisor Performance (compared to Broadridge Performance Universe for period indicated, ending February 28, 2017)1

Grosvenor	1 Year	2nd Quintile
Basswood	1 Year	1st Quintile
Incline	1 Year	1st Quintile
Impala	1 Year	1st Quintile
Tremblant	1 Year	3rd Quintile
Pine River	1 Year	5th Quintile
River Canyon	1 Year	2nd Quintile

1 Performance analysis for Grosvenor is with respect to the Fund, while performance analysis for each underlying subadvisor is with respect to its respective sleeve of the Fund.

The Trustees also considered: (1) Grosvenor’s management expertise and familiarity with Basswood, Incline, Impala, Tremblant, Pine River and River Canyon; (2) the challenges associated with the use of multiple subadvisors to achieve a market-neutral portfolio with a balanced risk profile; (3) representations by Grosvenor and certain of the subadvisors to the effect that they do not manage accounts for clients comparable to the Fund or otherwise provide information regarding subadvised accounts; (4) the representation by one subadvisor regarding the comparability of its fee rate with respect to another registered mutual fund account; (5) the Manager’s decision not to seek Board approval for the renewal of the Investment Advisory Agreement with one of the Fund’s prior subadvisors, based on Grosvenor’s recommendation; (6) that the one-year period for the Fund was not long enough to fully evaluate the performance of Grosvenor and the subadvisors; and (7) the Manager’s recommendation to continue to retain Grosvenor, Basswood, Incline, Impala, Tremblant, Pine River and River Canyon.

Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager, the lead subadvisor and the subadvisors under the Management, Lead Investment Subadvisory and Investment Advisory Agreements are fair and reasonable; and (2) determined that the American Beacon Grosvenor Long/Short Fund and its shareholders would benefit from the Manager’s and specified subadvisors’ continued management of the Fund.

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Delivery of Documents

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shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, and Ultra Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, MA	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Grosvenor Long/Short Fund and American Beacon Numeric Integrated Alpha Fund are service marks of American Beacon Advisors, Inc.

SAR 7/17

American Beacon® FUNDS

2017 SEMI-ANNUAL REPORT

July 31, 2017

GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUND

GLG TOTAL RETURN FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUND

Investing in foreign, emerging and frontier market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The use of fixed-income securities entails interest rate and credit risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

GLG TOTAL RETURN FUND

Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The use of fixed-income securities entails interest rate and credit risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2017

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we are proud to offer a broad range of equity, fixed-income and alternative mutual fund products for institutions and individuals. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced portfolio managers who employ distinctive investment processes to manage assets through a variety of economic and market conditions. Together, we work diligently to help our clients and shareholders meet their long-term financial goals.

Institutional wisdom, enduring value. Since our inception as a pension fiduciary in 1986, American Beacon has focused on identifying and overseeing institutional investment managers and portfolio risk management. In 1987, we leveraged our size and experience to launch a series of sub-advised, multi-

manager mutual funds providing individual investors access to many of the same institutional managers as our pension clients. Following the financial crisis in 2008, we saw that investors were looking for unique solutions from managers who were not necessarily mainstream. In 2010, we began offering mutual funds from single managers with distinctive investment styles or asset classes. As we continue to expand our family of funds, our solutions-based approach provides innovative investments.

Guiding principles. Our “manager of managers” philosophy is built on a long-standing history of innovative thinking, discipline and consistency in applying our solutions-based approach. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style or market strategy – whether through a single sub-advisor or a combination of sub-advisors. Because we take our fiduciary responsibilities very seriously, our thorough manager evaluation and selection process is rigorous and ongoing. Our guiding principles – predictability, style consistency, competitive pricing and long-term relationships – provide a strong foundation for our due-diligence process. Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with asset managers who have adhered to their disciplined processes for many years and through multiple market cycles.

Focus on asset protection and risk mitigation. We strive to provide innovative, long-term products without gimmicks. From offering some of the first multi-manager funds, one of the first retirement-income funds and the first open-end mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process to help protect assets and mitigate risk.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Global Evolution Frontier Markets Income FundSM

Performance Overview

July 31, 2017 (Unaudited)

The Investor Class of the American Beacon Global Evolution Frontier Markets Income Fund (the “Fund”) returned 9.04% for the six-month period ending July 31, 2017. The Fund outperformed the JPMorgan Emerging Market Bond Index (“EMBI”) Global Diversified Index (the “Index”) return of 5.56% for the same period.

Total Returns for the Period ended July 31, 2017
	Ticker	6 Months*	1 Year	3 Year	Since Inception 2/25/2014
Institutional Class (1,3)	AGEIX	9.15%	14.29%	4.71%	5.78%
Y Class (1,3)	AGEYX	9.23%	14.21%	4.58%	5.71%
Investor Class (1,3)	AGEPX	9.04%	13.87%	4.33%	5.41%
A without Sales Charge (1,3)	AGUAX	8.97%	13.87%	4.31%	5.39%
A with Sales Charge (1,3)	AGUAX	3.76%	8.45%	2.65%	3.90%
C without Sales Charge (1,3)	AGECX	8.59%	13.05%	3.56%	4.57%
C with Sales Charge (1,3)	AGECX	7.59%	12.05%	3.56%	4.57%

JPMorgan EMBI Global Diversified Index (2)		5.56%	5.04%	5.53%	7.03%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the Institutional, Investor, Y and A Classes of the Fund was waived from Fund inception through 2015 and partially recovered in 2016 and 2017. Performance prior to waiving fees was lower than actual returns shown through 2015. A portion of fees charged to the C Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.	The JPMorgan EMBI Global Diversified Index is an emerging market debt benchmark that tracks dollar-denominated bonds issued by frontier and emerging market governments. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.41%, 1.49%, 1.73%, 1.79% and 2.56%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Frontier debt performed well over the period. The performance in the Fund was driven primarily by income, followed by capital gains and a small contribution from foreign exchange.

For the period, the three largest contributors to the Fund’s total return were its positions in Zambia, Mozambique and Uruguay.

Zambia was the largest positive contributor as the Bank of Zambia cut its policy rate 300 basis points (or 3%) and initiated a steep decline in bond yields. The positive tone also caused the Zambian kwacha to appreciate strongly against the U.S. dollar.

Mozambique added to returns during the period as its currency (the metical) appreciated considerably against the U.S. dollar and, combined with the high carry, lead to solid gains for the Fund.

Uruguay contributed to Fund performance as a slew of positive news helped bond performance, including increased foreign direct investment and the well-accepted issuance of a new, large benchmark-eligible bond.

Nearly all Fund positions contributed positively to performance with a few exceptions including Argentina, Nicaragua and Venezuela.

2

American Beacon Global Evolution Frontier Markets Income FundSM

Performance Overview

July 31, 2017 (Unaudited)

Local fixed-income exposure in Argentina was the top detractor from performance. The Argentine peso depreciated in June and July in the wake of renewed political scandal in Brazil. Also in June, Argentina received disappointing news that its equities would not be included in the MSCI Emerging Market Index, and a poor Lebac (t-bill) auction left excess liquidity in the market. Furthermore, uncertainty regarding the central bank’s inflation-targeting mandate and other political risks contributed to the country’s negative performance.

Nicaragua ended the period with a marginally negative contribution to the Fund. This was caused by a minor yield widening resulting in a capital loss, although no specific news was behind the weakness.

Lastly, a small loss resulted from the Fund’s position in Venezuela. Although this position was exited entirely near the beginning of the period, it was not early enough to avoid a slight loss. Since then, the country’s political climate and economy have deteriorated significantly, and the country’s default risk spiked.

The sub-advisor’s investment process involves both a top-down approach to assess macroeconomic factors affecting the relationships between developed, emerging and frontier countries, and a bottom-up process to determine the countries in which the Fund will make investments. This investment process has remained consistent since the inception of the Fund.

Top Ten Holdings (% Net Assets)
Dominican Republic International Bond, 11.500%, Due 5/10/2024		3.6
Ivory Coast Government International Bond, 5.750%, Due 12/31/2032		3.2
Mongolia Ministry of Finance (Issuer ING Bank N.V.), 16.500%, Due 10/13/2017		2.7
Iraq International Bond, 5.800%, Due 1/15/2028		2.7
Mozambique Government Bond (Issuer ICBC Standard Bank PLC), 27.000%, Due 2/26/2020		2.6
Zambezi B.V., 6.750%, Due 8/5/2022		1.9
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025		1.9
Zambia Government Bond, 11.000%, Due 5/26/2020		1.8
Angolan Government International Bond, 9.500%, Due 11/12/2025		1.7
Republic of Azerbaijan (Issuer Frontera Capital B.V.), 14.000%, Due 3/30/2020		1.7

Total Fund Holdings	86

Top Ten Country Weightings (% Investments)
Netherlands		6.0
Egypt		5.4
Zambia		5.1
Sri Lanka		5.0
Ghana		5.0
Uruguay		4.8
Mozambique		4.4
Uganda		4.3
Dominican Republic		4.2
Argentina		4.1

Sector Allocation (% Investments)
Foreign Sovereign Obligations		71.8
Credit-Linked Notes		22.2
Financial		6.0

3

American Beacon Global Evolution Frontier Markets Income FundSM

Performance Overview

July 31, 2017 (Unaudited)

Country Allocation (% Investments)
Netherlands	6.0
Egypt	5.4
Zambia	5.1
Sri Lanka	5.0
Ghana	5.0
Uruguay	4.8
Mozambique	4.4
Uganda	4.3
Dominican Republic	4.2
Argentina	4.1
Kenya	3.9
Mongolia	3.8
Ivory Coast	3.7
Kazakhstan	3.6
Nigeria	3.5
Angola	3.1
Iraq	3.1
Ecuador	3.0
Ukraine	2.2
Cameroon	2.2
Nicaragua	2.1
Azerbaijan	2.0
Suriname	1.5
Ethiopia	1.5
Armenia	1.5
Senegal	1.3
Belarus	1.2
Georgia	1.2
Malawi	1.2
Gambia	1.1
Supranational	1.1
Gabon	1.1
Tunisia	0.9
Rwanda	0.8
Congo	0.8
Bosnia & Herzegovina	0.3

4

American Beacon GLG Total Return FundSM

Performance Overview

July 31, 2017 (Unaudited)

The Investor Class of the American Beacon GLG Total Return Fund (the “Fund”) returned 0.65% for the six months ended July 31, 2017. The Fund outperformed the BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index (the “Index”) return of 0.53% for the same period. For additional comparison, the JP Morgan Emerging Market Bond Index (“EMBI”) Global Index (hard currency) returned 5.38%, and the JP Morgan GBI-EM Global Diversified Index (local currency) returned 10.23%.

Total Returns for the Period ended July 31, 2017
	Ticker	6 Months*	1 Year	Since Inception 5/20/2016
Institutional Class (1,3)	GLGIX	0.84%	6.36%	7.34%
Y Class (1,3)	GLGYX	0.80%	6.22%	7.23%
Investor Class (1,3)	GLGPX	0.65%	5.97%	6.93%
A without Sales Charge (1,3)	GLGAX	0.55%	5.87%	6.84%
A Class with Sales Charge (1,3)	GLGAX	(4.21)%	0.83%	2.57%
C without Sales Charge (1,3)	GLRCX	0.28%	5.09%	6.10%
C Class with Sales Charge (1,3)	GLRCX	(0.72)%	4.09%	6.10%
Ultra Class (1,3)	GLGUX	0.90%	6.43%	7.40%

BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index (2)		0.53%	0.92%	0.86%
JPMorgan EMBI Global Index (2)		5.38%	4.59%	8.62%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.	The BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index represents the London Interbank Offered Rate (LIBOR) with a constant 3-month average maturity. LIBOR is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates. The JPMorgan EMBI Global Index is an emerging market debt benchmark that tracks dollar-denominated bonds issued by emerging market governments. One cannot directly invest in an index.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and Ultra Class shares was 2.10%, 5.32%, 5.15%, 5.63%, 6.38% and 2.10%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The period was positive for most financial assets, and emerging-market debt was no exception. Investor appetite for yield and abundant global liquidity provided fertile ground for flows into risk assets. The Fund, however, assumed a defensive position early in the period as valuations became stretched and investor positioning became crowded. While the Fund outperformed its Index, it underperformed the common emerging-market indices as a result. The sub-advisor seeks to generate attractive long-term results with lower volatility than that of the emerging markets, and returns should be examined over a full market cycle.

The Fund entered the period with exposure to the markets as investors recovered from the sudden volatility following Brexit in 2016. To help settle the markets, and in anticipation of a potentially disruptive election in France, the European Central Bank injected additional liquidity into the banking system. Fortunately, the French election results were benign and liquidity filtered into the risk asset classes. As the period went on, valuations for emerging market credit and currencies became stretched. The Fund reduced exposure and held short-dated, high-quality issues to generate income. Longer-term maturities and local currencies in the Fund were reduced, but those markets continued to rally.

5

American Beacon GLG Total Return FundSM

Performance Overview

July 31, 2017 (Unaudited)

By period end, investor positioning in the market had become significantly overweight and the fundamentals in many countries were weakening (current account balances, inflation expectations, currency valuations, fiscal spending, etc.). Due to the relative valuation dynamics, the Fund ended the period with a net short position in local currencies, a low duration and a net short exposure in credit risk. This was a defensive investment posture and was consistent with the sub-advisor’s portfolio management process.

The Fund’s sector returns generally offset each other during the period. Local currency exposures in Mexico and Turkey added value, while Brazil and Poland detracted. Hard currency exposures in Mexico, Brazil and China added value, while Lebanon, Kazakhstan and Russia detracted.

Over time, however, the sub-advisor’s consistent top-down and bottom-up approach to emerging-market, fixed-income investing seeks to add value with less volatility than that of the common indices.

Top Ten Holdings (% Net Assets)
U.S. Treasury Bill, 1.024%, Due 10/5/2017		21.1
U.S. Treasury Bill, 0.980%, Due 9/28/2017		18.3
U.S. Treasury Bill, 0.970%, Due 9/14/2017		11.9
U.S. Treasury Bill, 0.924%, Due 8/17/2017		8.7
U.S. Treasury Bill, 0.898%, Due 8/10/2017		8.5
U.S. Treasury Bill, 0.949%, Due 9/7/2017		6.3
Turkey Government International Bond, 6.750%, Due 4/3/2018		4.2
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, Due 6/16/2018		2.1
Petroleos Mexicanos, 6.000%, Due 3/5/2020		1.6
Republic of South Africa Government International Bond, 5.500%, Due 3/9/2020		1.5

Total Fund Holdings	37

Sector Exposures (%)	Long /	Fund[1] (Short)
Foreign Sovereign		33.1
Turkey	9.4
South Africa	5.9
Lebanon	4.0
Russia	3.9
Indonesia	3.8
Kazakhstan	3.5
Saudi Arabia	1.7
South Korea	1.7
Colombia	(0.2)
Philippines	(0.6)
Foreign Corporate		12.9
Energy	7.7
Financial	4.2
Utilities	0.9
Cash & Equivalent		70.4

U.S. dollar denominated.

[1]	Percentages represent the Fund’s risk-based, notional exposure as a percentage of the Fund’s total net assets. Due to the use of derivative instruments, which typically introduce leverage, percentages may not add to 100%.

Country Allocation (% Investments)
United States	77.8
Turkey	5.9
Mexico	3.2
South Africa	2.9
Brazil	2.7
British Virgin Islands	1.9
Colombia	1.5
Indonesia	1.2
India	1.1
Israel	0.8
Chile	0.6
Lithuania	0.3
Peru	0.1

6

American Beacon FundsSM

Expense Examples

June 31, 2017 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2017 through June 31, 2017.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

7

American Beacon FundsSM

Expense Examples

July 31, 2017 (Unaudited)

American Beacon Global Evolution Frontier Markets Income Fund
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period 2/1/2017-7/31/2017*
Institutional Class
Actual	$1,000.00	$1,091.50	$5.96
Hypothetical**	$1,000.00	$1,019.10	$5.76
Y Class
Actual	$1,000.00	$1,091.10	$6.48
Hypothetical**	$1,000.00	$1,018.60	$6.26
Investor Class
Actual	$1,000.00	$1,090.40	$7.41
Hypothetical**	$1,000.00	$1,017.70	$7.15
A Class
Actual	$1,000.00	$1,089.70	$8.03
Hypothetical**	$1,000.00	$1,017.10	$7.75
C Class
Actual	$1,000.00	$1,085.90	$11.90
Hypothetical**	$1,000.00	$1,013.40	$11.48

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.15%, 1.25%, 1.43%, 1.55%, and 2.30% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon GLG Total Return Fund
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period 2/1/2017-7/31/2017*
Institutional Class
Actual	$1,000.00	$1,008.40	$5.23
Hypothetical**	$1,000.00	$1,019.60	$5.26
Y Class
Actual	$1,000.00	$1,008.00	$5.73
Hypothetical**	$1,000.00	$1,019.10	$5.76
Investor Class
Actual	$1,000.00	$1,006.50	$7.11
Hypothetical**	$1,000.00	$1,017.70	$7.15
A Class
Actual	$1,000.00	$1,005.50	$7.21
Hypothetical**	$1,000.00	$1,017.60	$7.25
C Class
Actual	$1,000.00	$1,001.90	$10.92
Hypothetical**	$1,000.00	$1,013.90	$10.99
Ultra Class
Actual	$1,000.00	$1,009.00	$4.73
Hypothetical	$1,000.00	$1,020.10	$4.76

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.05%, 1.15%, 1.43%, 1.45%, 2.20%, and 0.95% for the Institutional, Y, Investor, A, C, and Ultra Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

8

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount*		Fair Value

Angola - 2.68%
Credit-Linked Notes - 0.96%
Republic of Angola (Issuer Aurora Australis B.V.), 7.677%, Due 12/19/2023A B		$1,218,750	$1,186,644

Foreign Sovereign Obligations - 1.72%
Angolan Government International Bond, 9.500%, Due 11/12/2025B		2,000,000	2,129,300

Total Angola (Cost $3,219,792)			3,315,944

Argentina - 3.41%
Foreign Sovereign Obligations - 3.41%
Argentina Bonar Bonds,
23.277%, Due 10/9/2017A	ARS	24,800,000	1,419,649
22.794%, Due 3/1/2018A	ARS	28,388,072	1,597,039
Argentine Bonos del Tesoro,
22.750%, Due 3/5/2018	ARS	15,750,000	889,219
16.000%, Due 10/17/2023	ARS	5,450,000	316,092

Total Foreign Sovereign Obligations			4,221,999

Total Argentina (Cost $5,047,759)			4,221,999

Armenia - 1.23% (Cost $1,500,000)
Credit-Linked Notes - 1.23%
Republic of Armenia Treasury Bonds (Issuer Frontera Capital B.V.), 10.000%, Due 5/7/2021C D E		1,500,000	1,525,702

Azerbaijan - 1.62% (Cost $2,000,000)
Credit-Linked Notes - 1.62%
Republic of Azerbaijan (Issuer Frontera Capital B.V.), 14.000%, Due 3/30/2020C D		2,000,000	2,002,563

Belarus - 1.03%
Foreign Sovereign Obligations - 1.03%
Republic of Belarus International Bond,
6.875%, Due 2/28/2023B		510,000	541,875
7.625%, Due 6/29/2027B		685,000	733,806

Total Foreign Sovereign Obligations			1,275,681

Total Belarus (Cost $1,189,282)			1,275,681

Bosnia & Herzegovina - 0.26%
Foreign Sovereign Obligations - 0.26%
Bosnia & Herzegovina Government International Bond,
0.500%, Due 12/22/2017, Series AA	EUR	208,419	123,753
0.500%, Due 12/11/2021, Series BA B	EUR	395,363	196,226

Total Foreign Sovereign Obligations			319,979

Total Bosnia & Herzegovina (Cost $379,371)			319,979

Cameroon, United Republic Of - 1.90% (Cost $2,043,323)
Foreign Sovereign Obligations - 1.90%
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025B		2,000,000	2,350,320

Congo - 0.66% (Cost $924,977)
Foreign Sovereign Obligations - 0.66%
Congolese International Bond, 6.000%, Due 6/30/2029B F		1,170,923	818,522

Dominican Republic - 3.57% (Cost $4,660,178)
Foreign Sovereign Obligations - 3.57%
Dominican Republic International Bond, 11.500%, Due 5/10/2024B	DOP	200,000,000	4,417,000

See accompanying notes

9

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount*		Fair Value

Ecuador - 2.56%
Foreign Sovereign Obligations - 2.56%
Ecuador Government International Bond,
10.500%, Due 3/24/2020B	DOP	1,400,000	$1,484,000
8.750%, Due 6/2/2023B		$660,000	660,000
9.650%, Due 12/13/2026B		1,000,000	1,025,000

Total Foreign Sovereign Obligations			3,169,000

Total Ecuador (Cost $3,039,034)			3,169,000

Egypt - 4.61%
Foreign Sovereign Obligations - 4.61%
Egypt Government Bond, Series 10YR		14,500,000	755,347
Egypt Treasury Bills,
9.017%, Due 11/14/2017, Series 364D	EGP	28,000,000	1,476,167
15.718%, Due 1/9/2018, Series 364D	EGP	38,000,000	1,942,724
3.712%, Due 1/23/2018, Series 364D	EGP	21,000,000	1,065,428
21.029%, Due 7/24/2018, Series 364D	EGP	10,000,000	463,699

Total Foreign Sovereign Obligations			5,703,365

Total Egypt (Cost $5,649,358)			5,703,365

Ethiopia - 1.30% (Cost $1,545,235)
Foreign Sovereign Obligations - 1.30%
Ethiopia International Bond, 6.625%, Due 12/11/2024B		1,600,000	1,608,000

Gabon - 0.91% (Cost $1,089,374)
Foreign Sovereign Obligations - 0.91%
Gabon Government International Bond, 6.375%, Due 12/12/2024B		1,150,000	1,122,538

Gambia - 0.94% (Cost $1,249,828)
Credit-Linked Notes - 0.94%
Central Bank of Gambia (Issuer Frontera Capital B.V.), 15.000%, Due 8/9/2017C D E		1,070,000	1,165,444

Georgia - 1.02% (Cost $1,250,000)
Credit-Linked Notes - 1.02%
Georgia Government (Issuer Frontera Capital B.V.), 10.000%, Due 8/4/2021B C D E		1,250,000	1,261,532

Ghana - 4.31%
Credit-Linked Notes - 0.22%
Ghana Government Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026B		261,579	277,274

Foreign Sovereign Obligations - 4.09%
Ghana Government Bond,
21.000%, Due 3/23/2020, Series 5YR	GHS	1,000,000	239,165
24.750%, Due 3/1/2021	GHS	3,900,000	1,024,186
24.750%, Due 7/19/2021	GHS	5,300,000	1,413,068
18.750%, Due 1/24/2022, Series 5YR	GHS	2,000,000	460,924
19.000%, Due 11/2/2026, Series 10Y	GHS	8,075,000	1,921,193

Total Foreign Sovereign Obligations			5,058,536

Total Ghana (Cost $5,287,600)			5,335,810

Iraq - 2.66% (Cost $2,902,728)
Foreign Sovereign Obligations - 2.66%
Iraq International Bond, 5.800%, Due 1/15/2028B		3,600,000	3,297,665

See accompanying notes

10

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount*		Fair Value

Ivory Coast - 3.17% (Cost $3,790,493)
Foreign Sovereign Obligations - 3.17%
Ivory Coast Government International Bond, 5.750%, Due 12/31/2032A B		$4,004,750	$3,925,456

Kazakhstan - 3.08%
Credit-Linked Notes - 3.08%
National Bank of Kazakhstan (Issuer Citigroup Global Markets Holdings, Inc.),
10.530%, Due 9/3/2017B	KZT	120,000,000	361,039
8.720%, Due 10/2/2017B	KZT	466,000,000	1,391,456
9.670%, Due 10/8/2017B	KZT	250,000,000	745,083
10.050%, Due 10/9/2017	KZT	330,000,000	983,510
9.450%, Due 3/3/2018B	KZT	115,000,000	327,793

Total Credit-Linked Notes			3,808,881

Total Kazakhstan (Cost $3,859,518)			3,808,881

Kenya - 3.34%
Foreign Sovereign Obligations - 3.34%
Kenya Infrastructure Bond,
12.000%, Due 9/18/2023, Series 12YR	KES	57,400,000	537,085
11.000%, Due 12/2/2024, Series 9YR	KES	75,000,000	668,258
12.500%, Due 5/12/2025, Series 9YR	KES	36,000,000	347,550
11.000%, Due 10/12/2026, Series 12YR	KES	100,000,000	898,772
12.000%, Due 10/6/2031, Series 15YR	KES	188,000,000	1,687,462

Total Foreign Sovereign Obligations			4,139,127

Total Kenya (Cost $4,326,710)			4,139,127

Malawi - 0.75% (Cost $998,025)
Credit-Linked Notes - 0.75%
Republic of Malawi (Issuer Frontera Capital B.V.), 24.000%, Due 9/7/2018A D E		1,000,000	926,634

Mongolia - 3.14%
Credit-Linked Notes - 2.60%
Mongolia Ministry of Finance (Issuer ING Bank N.V.), 16.500%, Due 10/13/2017B C E		4,250,000	3,217,266

Foreign Sovereign Obligations - 0.54%
Mongolia Government International Bond, 8.750%, Due 3/9/2024B		600,000	670,187

Total Mongolia (Cost $3,888,888)			3,887,453

Mozambique - 3.53%
Credit-Linked Notes - 2.36%
Mozambique Government Bond (Issuer ICBC Standard Bank PLC), 27.000%, Due 2/26/2020	MZN	180,000,000	2,918,995

Foreign Sovereign Obligations - 1.17%
Mozambique International Bond, 10.500%, Due 1/18/2023B G		1,900,000	1,448,750

Total Mozambique (Cost $4,493,200)			4,367,745

Netherlands - 5.16%
Credit-Linked Notes - 5.16%
Municipalidad De Asuncion (Issuer Zambezi B.V.), 11.000%, Due 3/23/2027D		2,000,000	1,987,634
Republic of Georgia (Issuer Zambezi B.V.), 9.500%, Due 8/9/2022D		2,000,000	2,000,711
Republic of Nicaragua (Issuer Zambezi B.V.), 6.750%, Due 8/5/2022D		2,400,000	2,400,000

Total Credit-Linked Notes			6,388,345

Total Netherlands (Cost $6,400,490)			6,388,345

See accompanying notes

11

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount*		Fair Value

Nicaragua - 1.78%
Credit-Linked Notes - 1.56%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi B.V.), 8.250%, Due 4/8/2024C D E		$2,000,000	$1,935,656

Foreign Sovereign Obligations - 0.22%
Nicaragua Government International Bond, 5.000%, Due 2/1/2019A		275,834	266,180

Total Nicaragua (Cost $2,271,359)			2,201,836

Nigeria - 3.02%
Credit-Linked Notes - 1.31%
Nigeria OMO Treasury Bill (Issuer Standard Chartered Bank), 19.250%, Due 9/20/2017D E H		1,000,000	1,615,700

Foreign Sovereign Obligations - 1.71%
Nigeria Government Bond, 16.250%, Due 4/18/2037	NGN	658,958,000	2,083,859
Nigeria Treasury Bill, 8.734%, Due 8/31/2017E	NGN	10,672,000	33,479

Total Foreign Sovereign Obligations			2,117,338

Total Nigeria (Cost $3,340,609)			3,733,038

Rwanda - 0.66% (Cost $761,592)
Foreign Sovereign Obligations - 0.66%
Rwanda International Government Bond, 6.625%, Due 5/2/2023B		800,000	822,944

Senegal - 1.16% (Cost $1,356,472)
Foreign Sovereign Obligations - 1.16%
Senegal Government International Bond, 6.250%, Due 7/30/2024B		1,350,000	1,437,750

Sri Lanka - 4.34%
Foreign Sovereign Obligations - 4.34%
Sri Lanka Government Bonds,
9.000%, Due 5/1/2021, Series A	LKR	215,000,000	1,321,936
11.000%, Due 8/1/2021, Series A	LKR	200,000,000	1,308,015
11.400%, Due 1/1/2024, Series A	LKR	200,000,000	1,326,178
11.000%, Due 8/1/2024, Series A	LKR	115,000,000	753,365
11.500%, Due 9/1/2028	LKR	100,000,000	664,716

Total Foreign Sovereign Obligations			5,374,210

Total Sri Lanka (Cost $5,319,092)			5,374,210

Supranational - 0.94% (Cost $1,214,709)
Foreign Sovereign Obligations - 0.94%
European Bank for Reconstruction & Development, 13.750%, Due 10/9/2019B		1,428,571	1,160,686

Suriname - 1.32% (Cost $1,618,120)
Foreign Sovereign Obligations - 1.32%
Republic of Suriname, 9.250%, Due 10/26/2026B		1,600,000	1,636,000

Tunisia - 0.78% (Cost $912,268)
Foreign Sovereign Obligations - 0.78%
Banque Centrale de Tunisie International Bond, 5.750%, Due 1/30/2025B		1,000,000	960,440

Uganda - 3.71%
Foreign Sovereign Obligations - 3.71%
Republic of Uganda Government Bonds,
16.125%, Due 3/22/2018, Series 2YR	UGX	800,000,000	228,598
10.750%, Due 9/6/2018	UGX	1,925,000,000	520,246
16.750%, Due 10/28/2021	UGX	6,940,000,000	1,968,062
16.000%, Due 5/6/2027	UGX	2,500,000,000	728,426

See accompanying notes

12

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount*		Fair Value

Uganda - 3.71% (continued)
Foreign Sovereign Obligations - 3.71% (continued)
Uganda Government Bond, 16.500%, Due 5/13/2021	UGX	4,200,000,000	$1,141,395

Total Foreign Sovereign Obligations			4,586,727

Total Uganda (Cost $4,740,650)			4,586,727

Ukraine - 1.91%
Foreign Sovereign Obligations - 1.91%
Ukraine Government International Bond,
7.750%, Due 9/1/2023B		$1,000,000	1,011,670
7.750%, Due 9/1/2026B		870,000	855,906
7.750%, Due 9/1/2027B		505,000	495,602

Total Foreign Sovereign Obligations			2,363,178

Total Ukraine (Cost $2,330,886)			2,363,178

Uruguay - 4.12%
Foreign Sovereign Obligations - 4.12%
Uruguay Government International Bond,
5.000%, Due 9/14/2018I	UYU	46,064,859	1,659,133
9.875%, Due 6/20/2022B	UYU	48,203,000	1,813,431
Uruguay Notas del Tesoro, 13.900%, Due 7/29/2020, Series 8	UYU	40,750,000	1,624,213

Total Foreign Sovereign Obligations			5,096,777

Total Uruguay (Cost $5,084,434)			5,096,777

Zambia - 4.40%
Foreign Sovereign Obligations - 4.40%
Zambia Government Bond,
11.000%, Due 9/1/2019, Series 5YR	ZMW	4,800,000	472,159
11.000%, Due 2/16/2020, Series 5YR	ZMW	500,000	47,932
11.000%, Due 5/26/2020, Series 5YR	ZMW	23,100,000	2,176,823
12.000%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	527,088
12.000%, Due 11/21/2023, Series 7YR	ZMW	14,900,000	1,258,077
13.000%, Due 8/29/2026	ZMW	7,500,000	633,025
Zambia Government International Bond, 8.970%, Due 7/30/2027B		300,000	325,122

Total Foreign Sovereign Obligations			5,440,226

Total Zambia (Cost $5,063,979)			5,440,226

	Shares

SHORT-TERM INVESTMENTS - 9.90% (Cost $12,252,218)
Investment Companies - 9.90%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%J K		12,252,218	12,252,218

TOTAL INVESTMENTS - 94.88% (Cost $117,001,551)			117,420,735
OTHER ASSETS, NET OF LIABILITIES - 5.12%			6,339,587

TOTAL NET ASSETS - 100.00%			$123,760,322

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Variable rate.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,821,576 or 13.6% of net assets. The Fund has no right to demand registration of these securities.

See accompanying notes

13

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

E Interest income may vary depending on foreign currency exchange rate.

F Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at January 31, 2017. The maturity date disclosed represents the final maturity date.

G Defaulted security. At period end, the amount of securities in default was $1,448,750 or 1.17% of net assets.

H Rate represents yield-to-maturity on reference entity.

I Inflation-Indexed Note.

J The Fund is affiliated by having the same investment advisor.

K 7-day effective yield.

PLC - Public Limited Company.

Glossary:

Currency Abbreviations:
ARS	Argentine Peso
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MZN	Mozambique Metical
NGN	Nigerian Naira
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2017, the investments were classified as described below:

Global Evolution Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Angola	$-	$-	$1,186,644	$1,186,644
Armenia	-	-	1,525,702	1,525,702
Azerbaijan	-	-	2,002,563	2,002,563
Gambia	-	-	1,165,444	1,165,444
Georgia	-	-	1,261,532	1,261,532
Ghana	-	277,274	-	277,274
Kazakhstan	-	327,793	3,481,088	3,808,881
Malawi	-	-	926,634	926,634
Mongolia	-	-	3,217,266	3,217,266
Mozambique	-	-	2,918,995	2,918,995
Netherlands	-	-	6,388,345	6,388,345
Nicaragua	-	-	1,935,656	1,935,656
Nigeria	-	-	1,615,700	1,615,700
Foreign Sovereign Obligations
Angola	-	2,129,300	-	2,129,300
Argentina	-	4,221,999	-	4,221,999
Belarus	-	1,275,681	-	1,275,681
Bosnia & Herzegovina	-	-	319,979	319,979
Cameroon	-	2,350,320	-	2,350,320
Congo	-	818,522	-	818,522
Dominican Republic	-	4,417,000	-	4,417,000
Ecuador	-	3,169,000	-	3,169,000
Egypt	-	5,703,365	-	5,703,365
Ethiopia	-	1,608,000	-	1,608,000
Gabon	-	1,122,538	-	1,122,538
Ghana	-	5,058,536	-	5,058,536
Iraq	-	3,297,665	-	3,297,665
Ivory Coast	-	3,925,456	-	3,925,456

See accompanying notes

14

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Global Evolution Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
Kenya	$-	$4,139,127	$-	$4,139,127
Mongolia	-	670,187	-	670,187
Mozambique	-	1,448,750	-	1,448,750
Nicaragua	-	-	266,180	266,180
Nigeria	-	2,117,338	-	2,117,338
Rwanda	-	822,944	-	822,944
Senegal	-	1,437,750	-	1,437,750
Sri Lanka	-	5,374,210	-	5,374,210
Supranational	-	-	1,160,686	1,160,686
Suriname	-	1,636,000	-	1,636,000
Tunisia	-	960,440	-	960,440
Uganda	-	1,477,270	3,109,457	4,586,727
Ukraine	-	2,363,178	-	2,363,178
Uruguay	-	5,096,777	-	5,096,777
Zambia	-	5,440,226	-	5,440,226
Short-Term Investments	12,252,218	-	-	12,252,218

Total Investments in Securities - Assets	$12,252,218	$72,686,646	$32,481,871	$117,420,735

U.S. GAAP requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. As of July 31, 2017, the Fund had no transfers between Level 1 and Level 2, and a Foreign Sovereign Bond was transferred with a value of $1,141,395 from Level 2 to Level 3 due to an interruption of pricing from a third party pricing service. Therefore, a single broker quote was used to price the bond.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Security Type	Balance as of 1/31/2017	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2017	Change in Unrealized Appreciation (Depreciation) at Period end**
Credit-Linked Notes	$13,898,654	$15,792,513	$2,743,308	$146,503	$(711,075)	$1,242,282	$-	$-	$27,625,569	$(27,380,048)
Foreign Sovereign Obligations	2,273,510	3,215,371	2,088,799	8,297	(1,103,008)	1,409,536	1,141,395	-	4,856,302	(3,446,767)

	$16,172,164	$19,007,884	$4,832,107	$154,800	$(1,814,083)	$2,651,818	$1,141,395	$-	$32,481,871	$(30,826,815)

** Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

The foreign government obligations and structured notes, classified as Level 3, were valued using single broker quotes. The principal amount of these securities have been fair valued at $32,481,871 due to limited market transparency and/or lack of corroboration to support the quoted prices.

See accompanying notes

15

American Beacon GLG Total Return FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value

Brazil - 2.55%
Foreign Corporate Obligations - 0.26%
Itau Unibanco Holding S.A., 2.850%, Due 5/26/2018A	$1,600,000	$1,606,000

Foreign Sovereign Obligations - 2.29%

Banco Nacional de Desenvolvimento Economico e Social, 6.369%, Due 6/16/2018A	12,495,000	12,890,592
Banco Nacional de Desenvolvimento Economico e Social, 4.000%, Due 4/14/2019A	1,000,000	1,015,600

Total Foreign Sovereign Obligations		13,906,192

Total Brazil (Cost $15,521,971)		15,512,192

British Virgin Islands - 1.80%
Foreign Corporate Obligations - 1.80%
CNOOC Finance 2013 Ltd., 1.750%, Due 5/9/2018	3,534,000	3,528,596
CNPC General Capital Ltd.,
1.950%, Due 11/25/2017A	500,000	500,344
2.750%, Due 5/14/2019A	4,850,000	4,885,646
Sinopec Group Overseas Development 2013 Ltd., 2.500%, Due 10/17/2018A	1,500,000	1,507,188
Sinopec Group Overseas Development 2014 Ltd., 2.750%, Due 4/10/2019A	250,000	252,114
Sinopec Group Overseas Development 2016 Ltd., 2.125%, Due 5/3/2019A	250,000	249,580

Total Foreign Corporate Obligations		10,923,468

Total British Virgin Islands (Cost $10,931,108)		10,923,468

Chile - 0.59%
Foreign Corporate Obligations - 0.59%
Banco del Estado de Chile, 2.000%, Due 11/9/2017A	1,800,000	1,800,000
Itau CorpBanca, 3.125%, Due 1/15/2018	1,750,000	1,761,281

Total Foreign Corporate Obligations		3,561,281

Total Chile (Cost $3,561,780)		3,561,281

Colombia - 1.43%
Foreign Corporate Obligations - 1.09%
Banco Davivienda S.A., 2.950%, Due 1/29/2018A	6,600,000	6,639,600

Foreign Sovereign Obligations - 0.34%

Colombia Government International Bond, 7.375%, Due 3/18/2019	1,875,000	2,034,375

Total Colombia (Cost $8,655,756)		8,673,975

India - 1.03%
Foreign Corporate Obligations - 1.03%
ICICI Bank Ltd/Dubai,
4.700%, Due 2/21/2018A	1,200,000	1,217,226
4.800%, Due 5/22/2019A	4,339,000	4,513,636
State Bank of India, 3.622%, Due 4/17/2019A	500,000	509,293

Total Foreign Corporate Obligations		6,240,155

Total India (Cost $6,241,412)		6,240,155

Indonesia - 1.12%
Foreign Corporate Obligations - 0.12%
Majapahit Holding B.V., 8.000%, Due 8/7/2019A	650,000	721,500

Foreign Sovereign Obligations - 1.00%

Indonesia Government International Bond, 11.625%, Due 3/4/2019A	5,300,000	6,094,852

Total Indonesia (Cost $6,809,978)		6,816,352

See accompanying notes

16

American Beacon GLG Total Return FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value

Israel - 0.73% (Cost $4,427,126)
Foreign Corporate Obligations - 0.73%
Israel Electric Corp. Ltd., 5.625%, Due 6/21/2018A	$4,300,000	$4,424,700

Lithuania - 0.33% (Cost $2,007,333)
Foreign Sovereign Obligations - 0.33%
Lithuania Government International Bond, 5.125%, Due 9/14/2017A	2,000,000	2,007,356

Mexico - 3.06%
Foreign Corporate Obligations - 3.06%
Petroleos Mexicanos,
5.500%, Due 2/4/2019	8,300,000	8,677,650
6.000%, Due 3/5/2020	9,200,000	9,923,488

Total Foreign Corporate Obligations		18,601,138

Total Mexico (Cost $18,419,723)		18,601,138

Peru - 0.08% (Cost $491,793)
Foreign Corporate Obligations - 0.08%
Banco de Credito del Peru, 2.750%, Due 1/9/2018A	490,000	491,833

South Africa - 2.83%
Foreign Sovereign Obligations - 2.83%
Republic of South Africa Government International Bond,
6.875%, Due 5/27/2019	7,750,000	8,351,090
5.500%, Due 3/9/2020	8,300,000	8,849,676

Total Foreign Sovereign Obligations		17,200,766

Total South Africa (Cost $17,177,520)		17,200,766

Turkey - 5.69%
Foreign Corporate Obligations - 0.67%
Akbank TAS,
3.875%, Due 10/24/2017A	680,000	680,854
6.500%, Due 3/9/2018A	2,650,000	2,703,106
Turkiye Garanti Bankasi A/S, 4.000%, Due 9/13/2017A	700,000	700,806

Total Foreign Corporate Obligations		4,084,766

Foreign Sovereign Obligations - 5.02%

Turkey Government International Bond,
6.750%, Due 4/3/2018	24,700,000	25,426,970
7.000%, Due 3/11/2019	4,600,000	4,904,704
7.500%, Due 11/7/2019	180,000	197,343

Total Foreign Sovereign Obligations		30,529,017

Total Turkey (Cost $34,581,630)		34,613,783

United States - 74.79%
U.S. Treasury Obligations - 74.79%
U.S. Treasury Bills,
0.898%, Due 8/10/2017	51,500,000	51,487,846
0.924%, Due 8/17/2017	52,600,000	52,577,277
0.949%, Due 9/7/2017	38,600,000	38,561,632
0.970%, Due 9/14/2017	72,200,000	72,114,371
0.980%, Due 9/28/2017	111,500,000	111,322,380

See accompanying notes

17

American Beacon GLG Total Return FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value

United States - 74.79% (continued)
U.S. Treasury Obligations - 74.79% (continued)
U.S. Treasury Bills (continued)
1.024%, Due 10/5/2017	$128,700,000	$128,456,113

Total U.S. Treasury Obligations		454,519,619

Total United States (Cost $454,538,550)		454,519,619

	Shares

SHORT-TERM INVESTMENTS - 2.79% (Cost $16,958,930)
Investment Companies - 2.79%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%B C	16,958,930	16,958,930

TOTAL INVESTMENTS - 98.82% (Cost $600,324,610)		600,545,548
OTHER ASSETS, NET OF LIABILITIES - 1.18%		7,167,799

TOTAL NET ASSETS - 100.00%		$607,713,347

Percentages are stated as a percent of net assets.

A Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B The Fund is affiliated by having the same investment advisor.

C 7-day effective yield.

OTC Swap Agreements Outstanding on July 31, 2017:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Counter- Party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Receive	1-Day BRL-CDI	MSC	10.36	1/4/2021	BRL	76,400	$-	$(660,159)	$(660,159)
Receive	1-Day BRL-CDI	UAG	10.26	1/4/2021	BRL	80,900	-	(642,845)	(642,845)
Receive	1-Day BRL-CDI	UAG	9.84	1/4/2021	BRL	41,000	-	(514,730)	(514,730)
Receive	1-Day BRL-CDI	UAG	9.53	1/4/2021	BRL	187,700	-	(489,731)	(489,731)

							$-	$(2,307,465)	$(2,307,465)

Credit Default Swaps on Corporate and Sovereign Securities - Buy Protection(1)
Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 7/31/2017(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Lebanese Republic	BRC	1.0000	12/20/2019	3.4075	USD	150	$10,932	$8,166	$(2,766)
Lebanese Republic	BRC	1.0000	6/20/2021	4.0802	USD	275	37,307	28,584	(8,723)
Russian Federation	BRC	1.0000	6/20/2021	1.3196	USD	500	24,226	5,208	(19,018)
Lebanese Republic	BRC	1.0000	6/20/2021	4.0208	USD	200	25,393	20,789	(4,604)
Republic Of Kazakhstan	BCC	1.0000	12/20/2021	1.3416	USD	800	21,050	10,203	(10,847)
Lebanese Republic	BCC	1.0000	12/20/2021	4.2360	USD	800	107,514	98,405	(9,109)
Republic Of South Africa	BCC	1.0000	12/20/2021	1.6546	USD	2,000	87,726	53,954	(33,772)
Republic Of South Africa	BCC	1.0000	12/20/2021	1.6546	USD	1,500	62,926	40,466	(22,460)
Lebanese Republic	BRC	1.0000	12/20/2021	4.2360	USD	15,000	1,973,113	1,845,087	(128,026)
Republic Of Korea	BRC	1.0000	12/20/2021	0.5324	USD	500	(12,182)	(10,056)	2,126
Republic Of Indonesia	BRC	1.0000	12/20/2021	1.0228	USD	800	16,985	597	(16,388)
Republic Of Indonesia	BRC	1.0000	12/20/2021	1.0228	USD	1,000	22,406	746	(21,660)
Republic Of Kazakhstan	BRC	1.0000	12/20/2021	1.3416	USD	15,000	407,363	191,310	(216,053)
Republic Of South Africa	BRC	1.0000	12/20/2021	1.6546	USD	6,000	254,635	161,862	(92,773)

See accompanying notes

18

American Beacon GLG Total Return FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 7/31/2017(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Republic Of Kazakhstan	BRC	1.0000	12/20/2021	1.3416	USD	250	$10,387	$3,189	$(7,198)
Republic Of Kazakhstan	BRC	1.0000	12/20/2021	1.3416	USD	3,000	121,150	38,262	(82,888)
Lebanese Republic	BRC	1.0000	12/20/2021	4.2360	USD	3,000	477,934	369,017	(108,917)
Russian Federation	CBK	1.0000	12/20/2021	1.4882	USD	13,000	404,459	257,072	(147,387)
Republic Of Kazakhstan	CBK	1.0000	12/20/2021	1.3416	USD	300	11,510	3,826	(7,684)
Russian Federation	CBK	1.0000	12/20/2021	1.4882	USD	3,000	149,030	59,324	(89,706)
Republic Of Colombia	FBF	1.0000	12/20/2021	1.0954	USD	4,000	58,718	19,687	(39,031)
Republic Of Indonesia	HUB	1.0000	12/20/2021	1.0228	USD	1,800	37,580	1,343	(36,237)
Republic Of Korea	UAG	1.0000	12/20/2021	0.5324	USD	9,000	(196,278)	(181,003)	15,275
Republic Of Indonesia	UAG	1.0000	12/20/2021	1.0228	USD	3,000	49,710	2,239	(47,471)
Republic Of Turkey	BCC	1.0000	6/20/2022	1.8414	USD	9,375	573,275	346,645	(226,630)
Republic Of Turkey	BRC	1.0000	6/20/2022	1.8414	USD	5,000	308,572	184,877	(123,695)
Saudi International Bond	BRC	1.0000	6/20/2022	0.9500	USD	4,500	18,578	(8,633)	(27,211)
Russian Federation	BRC	1.0000	6/20/2022	1.6558	USD	4,500	141,561	129,532	(12,029)
Russian Federation	BRC	1.0000	6/20/2022	1.6558	USD	4,300	136,689	123,775	(12,914)
Saudi International Bond	BRC	1.0000	6/20/2022	0.9500	USD	5,000	-	(9,593)	(9,593)
Republic Of Indonesia	BRC	1.0000	6/20/2022	1.1250	USD	5,000	38,522	26,836	(11,686)
Lebanese Republic	BRC	1.0000	6/20/2022	4.4500	USD	12,500	1,944,554	1,762,543	(182,011)
Republic Of Korea	BRC	1.0000	6/20/2022	0.5787	USD	3,500	(62,291)	(69,314)	(7,023)
Republic Of South Africa	CBK	1.0000	6/20/2022	1.8504	USD	5,500	239,144	205,372	(33,772)
Republic Of Turkey	CBK	1.0000	6/20/2022	1.8414	USD	4,000	169,518	147,902	(21,616)
Republic Of South Africa	CBK	1.0000	6/20/2022	1.8504	USD	4,000	179,405	149,362	(30,043)
Republic Of South Africa	CBK	1.0000	6/20/2022	1.8504	USD	2,500	124,970	93,351	(31,619)
Saudi International Bond	CBK	1.0000	6/20/2022	0.9500	USD	3,000	21,953	(5,756)	(27,709)
Republic Of Indonesia	HUS	1.0000	6/20/2022	1.1250	USD	3,000	40,179	16,102	(24,077)

							$8,038,223	$6,121,278	$(1,916,945)

Credit Default Swaps on Corporate and Sovereign Securities - Sell Protection(2)
Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 7/31/2017(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Republic Of Philippines	BCC	1.0000	12/20/2019	0.3108	USD	3,000	$26,039	$46,420	$20,381
Republic Of Philippines	BRC	1.0000	12/20/2019	0.6600	USD	500	3,274	7,737	4,463
Republic Of Colombia	HUS	1.0000	12/20/2021	0.4800	USD	7,000	33,569	71,668	38,099

‘							$62,882	$125,825	$62,943

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes

19

American Beacon GLG Total Return FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

(5)	The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Currency Contracts Open on July 31, 2017:
Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	BRL	17,890,416	8/2/2017	HUS	$241,388	$-	$241,388
Buy	BRL	17,890,416	8/2/2017	HUS	241,388	-	241,388
Buy	BRL	26,552,977	8/2/2017	HUS	358,268	-	358,268
Sell	BRL	23,336,322	8/2/2017	HUS	-	(1,354,501)	(1,354,501)
Sell	BRL	11,668,224	8/2/2017	HUS	-	(689,856)	(689,856)
Sell	BRL	11,668,224	8/2/2017	HUS	-	(684,885)	(684,885)
Sell	BRL	5,946,863	8/2/2017	HUS	-	(346,863)	(346,863)
Sell	BRL	5,009,204	8/2/2017	HUS	-	(309,204)	(309,204)
Sell	BRL	2,450,206	8/2/2017	HUS	-	(150,206)	(150,206)
Sell	BRL	1,176,953	8/2/2017	HUS	-	(76,953)	(76,953)
Sell	BRL	1,077,814	8/2/2017	HUS	-	(77,814)	(77,814)
Sell	BRL	26,136,830	11/3/2017	HUS	-	(368,869)	(368,869)
Sell	BRL	17,610,031	11/3/2017	HUS	-	(248,800)	(248,800)
Sell	BRL	17,610,031	11/3/2017	HUS	-	(248,260)	(248,260)
Buy	CNY	6,028,869	11/14/2017	HUS	180,297	-	180,297
Buy	CNY	7,719,768	11/14/2017	HUS	231,939	-	231,939
Buy	CNY	7,719,768	11/14/2017	HUS	231,939	-	231,939
Buy	CNY	9,538,525	11/14/2017	HUS	288,573	-	288,573
Buy	CNY	9,919,122	11/14/2017	HUS	462,122	-	462,122
Sell	CNY	20,646,515	11/14/2017	HUS	-	(355,515)	(355,515)
Sell	CNY	10,327,249	11/14/2017	HUS	-	(182,249)	(182,249)
Sell	CNY	4,990,564	11/14/2017	HUS	-	(157,564)	(157,564)
Sell	CNY	4,979,846	11/14/2017	HUS	-	(146,846)	(146,846)
Sell	KRW	21,861,878	11/17/2017	HUS	85,486	-	85,486
Sell	KRW	3,163,018	11/17/2017	HUS	-	(63,018)	(63,018)
Sell	KRW	2,246,197	11/17/2017	HUS	-	(46,197)	(46,197)
Sell	KRW	1,230,508	11/17/2017	HUS	-	(30,508)	(30,508)
Sell	KRW	915,279	11/17/2017	HUS	-	(15,279)	(15,279)
Buy	RUB	5,061,817	11/20/2017	HUS	12,098	-	12,098
Buy	RUB	5,063,467	11/20/2017	HUS	13,748	-	13,748
Buy	RUB	5,066,356	11/20/2017	HUS	16,637	-	16,637
Sell	RUB	10,136,906	11/20/2017	HUS	335,233	-	335,233
Sell	RUB	10,136,906	11/20/2017	HUS	329,930	-	329,930
Sell	RUB	4,309,000	11/20/2017	HUS	11,188	-	11,188
Sell	RUB	4,307,588	11/20/2017	HUS	12,600	-	12,600
Sell	RUB	4,300,526	11/20/2017	HUS	19,662	-	19,662
Sell	RUB	4,077,989	11/20/2017	HUS	22,011	-	22,011
Sell	RUB	3,441,382	11/20/2017	HUS	14,769	-	14,769
Sell	RUB	2,190,347	11/20/2017	HUS	9,653	-	9,653
Sell	RUB	1,196,304	11/20/2017	HUS	3,696	-	3,696
Sell	RUB	1,164,305	11/20/2017	HUS	20,695	-	20,695
Sell	ZAR	7,490,497	11/22/2017	HUS	-	(71,497)	(71,497)
Sell	ZAR	6,539,114	11/22/2017	HUS	111,886	-	111,886
Sell	ZAR	6,138,908	11/22/2017	HUS	51,307	-	51,307
Sell	ZAR	5,944,183	11/22/2017	HUS	46,347	-	46,347
Sell	ZAR	3,718,493	11/22/2017	HUS	-	(35,493)	(35,493)

					$3,352,860	$(5,660,377)	$(2,307,517)

See accompanying notes

20

American Beacon GLG Total Return FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Glossary:

Counterparty Abbreviations:
BCC	Barclays Capital, Inc.
BRC	Barclays Bank PLC
CBK	Citibank, N.A.
FBF	Credit Suisse International
HUB	HSBC Bank PLC
HUS	HSBC Bank (USA)
UAG	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CNY	Chinese Yuan
KRW	South Korean Won
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Other Abbreviations:
CDI	Chess Depository Interest

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2017, the investments were classified as described below:

GLG Total Return Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Corporate Obligations
Brazil	$-	$1,606,000	$-	$1,606,000
British Virgin Islands	-	10,923,468	-	10,923,468
Chile	-	3,561,281	-	3,561,281
Colombia	-	6,639,600	-	6,639,600
India	-	6,240,155	-	6,240,155
Indonesia	-	721,500	-	721,500
Israel	-	4,424,700	-	4,424,700
Mexico	-	18,601,138	-	18,601,138
Peru	-	491,833	-	491,833
Turkey	-	4,084,766	-	4,084,766
Foreign Sovereign Obligations
Brazil	-	13,906,192	-	13,906,192
Colombia	-	2,034,375	-	2,034,375
Indonesia	-	6,094,852	-	6,094,852
Lithuania	-	2,007,356	-	2,007,356
South Africa	-	17,200,766	-	17,200,766
Turkey	-	30,529,017	-	30,529,017
U.S. Treasury Obligations
United States	-	454,519,619	-	454,519,619
Short-Term Investments	16,958,930	-	-	16,958,930

Total Investments in Securities - Assets	$16,958,930	$583,586,618	$-	$600,545,548

Financial Derivative Instruments - Assets
Credit Default Swaps	$-	$80,344	$-	$80,344
Forward Currency Contracts	-	3,352,860	-	3,352,860

Total Financial Derivative Instruments - Assets	$-	$3,433,204	$-	$3,433,204

See accompanying notes

21

American Beacon GLG Total Return FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

GLG Total Return Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Liabilities
Interest Rate Swaps	$-	$(2,307,465)	$-	$(2,307,465)
Credit Default Swaps	-	(1,934,346)	-	(1,934,346)
Forward Currency Contracts	-	(5,660,377)	-	(5,660,377)

Total Financial Derivative Instruments - Liabilities	$-	$(9,902,188)	$-	$(9,902,188)

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2017, there were no transfers between levels.

See accompanying notes

22

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2017 (Unaudited)

	Global Evolution Frontier Markets Income Fund	GLG Total Return Fund
Assets:
Investments in unaffiliated securities, at fair value†	$105,168,517	$583,586,618
Investments in affiliated securities, at fair value‡	12,252,218	16,958,930
Foreign currency, at fair value^	830,734	315
Swap premium paid	–	8,371,855
Swap Income receivable	–	12,236
Cash collateral held at custodian for the benefit of the broker	–	5,101,009
Dividends and interest receivable	2,696,153	2,186,191
Receivable for fund shares sold	2,906,911	2,219,535
Receivable for expense reimbursement (Note 2)	2,209	26,442
Unrealized appreciation from swap agreements	–	80,344
Unrealized appreciation from forward currency contracts	–	3,352,860
Prepaid expenses	47,468	127,574

Total assets	123,904,210	622,023,909

Liabilities:
Payable for fund shares redeemed	5,037	221,271
Swap premium received	–	270,750
Cash collateral held at broker for the benefit of the custodian	–	2,988,000
Cash due to custodian	–	210,000
Swap income payable	–	200,086
Management and investment advisory fees payable	88,963	464,117
Service fees payable	9,768	269
Transfer agent fees payable (Note 2)	5,194	–
Custody and fund accounting fees payable	17,391	4,902
Professional fees payable	12,276	45,094
Trustee fees payable	1,245	–
Payable for prospectus and shareholder reports	3,916	–
Unrealized depreciation from swap agreements	–	4,241,811
Unrealized depreciation from forward currency contracts	–	5,660,377
Other liabilities	98	3,885

Total liabilities	143,888	14,310,562

Net Assets	$123,760,322	$607,713,347

Analysis of Net Assets:
Paid-in-capital	$138,146,536	$608,533,103
Undistributed net investment income	1,905,698	1,102,406
Accumulated net realized (loss)	(15,984,292)	4,325,879
Unrealized appreciation (depreciation) of investments	(298,466)	220,938
Unrealized (depreciation) of foreign currency transactions	(9,154)	(2,307,512)
Unrealized (depreciation) of swap agreements	–	(4,161,467)

Net assets	$123,760,322	$607,713,347

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	4,017,749	30,435

Y Class	5,049,425	99,941

Investor Class	3,412,099	14,376

A Class	386,750	10,144

C Class	243,568	10,099

Ultra Class	N/A	56,494,244

Net assets:
Institutional Class	$37,930,154	$326,617

Y Class	$47,704,061	$1,070,110

Investor Class	$32,185,346	$153,497

A Class	$3,649,040	$108,291

C Class	$2,291,721	$107,328

Ultra Class	N/A	$605,947,504

See accompanying notes

23

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2017 (Unaudited)

	Global Evolution Frontier Markets Income Fund	GLG Total Return Fund
Net asset value, offering and redemption price per share:
Institutional Class	$9.44	$10.73

Y Class	$9.45	$10.71

Investor Class	$9.43	$10.68

A Class	$9.44	$10.67

A Class (offering price)	$9.91	$11.20

C Class	$9.41	$10.63

Ultra Class	N/A	$10.73

† Cost of investments in unaffiliated securities	$104,749,333	$583,365,680
‡ Cost of investments in affiliated securities	$12,252,218	$16,958,930
^ Cost of foreign currency	$836,819	$310

See accompanying notes

24

American Beacon FundsSM

Statements of Operations

For the period ended July 31, 2017 (Unaudited)

	Global Evolution Frontier Markets Income Fund	GLG Total Return Fund
Investment income:
Dividend income from affiliated securities (net of foreign taxes)†	$32,013	$93,415
Interest income	5,411,865	3,076,188

Total investment income	5,443,878	3,169,603

Expenses:
Management and Sub-advisory fees (Note 2)	381,107	1,954,747
Transfer agent fees:
Institutional Class (Note 2)	2,472	1,486
Y Class (Note 2)	13,222	1,058
Investor Class	1,061	1,884
A Class	177	1,055
C Class	103	1,055
AMR Class	-	18,483
Custody and fund accounting fees	48,176	14,304
Professional fees	46,452	53,051
Registration fees and expenses	32,932	61,194
Service fees (Note 2):
Y Class	4,303	377
Investor Class	34,163	185
A Class	3,146	81
C Class	1,391	81
Distribution fees (Note 2):
A Class	5,244	135
C Class	9,276	537
Prospectus and shareholder report expenses	10,299	9,440
Trustee fees	1,348	2,990
Other expenses	3,564	5,379

Total expenses	598,436	2,127,522

Net fees waived and expenses (reimbursed) (Note 2)	(8,719)	(165,131)

Net expenses	589,717	1,962,391

Net investment income	4,854,161	1,207,212

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(1,759,824)	4,003,094
Foreign currency transactions	60,810	1,033,591
Swap agreements	-	(1,015,204)
Change in net unrealized appreciation (depreciation) of:
Investments	2,218,629	374,528
Foreign currency transactions	1,853,126	(3,286,566)
Swap agreements	-	(4,065,572)

Net gain (loss) from investments	2,372,741	(2,956,129)

Net increase (decrease) in net assets resulting from operations	$7,226,902	$(1,748,917)

† Foreign taxes	$110,987	$-

See accompanying notes

25

American Beacon FundsSM

Statements of Changes in Net Assets

	Global Evolution Frontier Markets Income Fund		GLG Total Return Fund
	For the Six Months Ended July 31, 2017	For the Year Ended January 31, 2017	For the Six Months Ended July 31, 2017	From May 20, 2016A to January 31, 2017
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,854,161	$5,714,964	$1,207,212	$373,398
Net realized gain (loss) from investments, foreign currency transactions, and swap agreements	(1,699,014)	(3,144,932)	4,021,481	1,150,406
Change in net unrealized appreciation (depreciation) of investments, foreign currency transactions, and swap agreements	4,071,755	5,440,998	(6,977,610)	729,569

Net increase (decrease) in net assets resulting from operations	7,226,902	8,011,030	(1,748,917)	2,253,373

Distributions to Shareholders:
Net investment income:
Institutional Class	(693,620)	(95,303)	(32,865)	(93,409)
Y Class	(1,151,532)	(188,232)	(1,234)	(953)
Investor Class	(908,353)	(128,864)	(598)	(1,131)
A Class	(147,263)	(52,461)	(494)	(953)
C Class	(54,374)	(14,541)	-	(953)
AMR Class	-	-	(679,113)	(459,958)
Net realized gain from investments:
Institutional Class	-	-	-	(6,972)
Y Class	-	-	-	(71)
Investor Class	-	-	-	(85)
A Class	-	-	-	(71)
C Class	-	-	-	(71)
AMR Class	-	-	-	(45,281)
Return of Capital:
Institutional Class	-	(769,911)	-	-
Y Class	-	(1,520,652)	-	-
Investor Class	-	(1,041,038)	-	-
A Class	-	(423,814)	-	-
C Class	-	(117,474)	-	-

Net distributions to shareholders	(2,955,142)	(4,352,290)	(714,304)	(609,908)

Capital Share Transactions:
Proceeds from sales of shares	63,442,355	25,553,537	583,085,946	78,842,000
Reinvestment of dividends and distributions	2,878,397	4,251,801	37,626	105,707
Cost of shares redeemed	(10,089,273)	(35,677,428)	(48,288,965)	(10,249,211)
Redemption fees	-	7,270	-	-

Net increase (decrease) in net assets from capital share transactions	56,231,479	(5,864,820)	534,834,607	68,698,496

Net increase (decrease) in net assets	60,503,239	(2,206,080)	532,371,386	70,341,961

Net Assets:
Beginning of period	63,257,083	65,463,163	75,341,961	5,000,000	B

End of period*	$123,760,322	$63,257,083	$607,713,347	$75,341,961

*Includes undistributed net investment income	$1,905,698	$6,679	$1,102,406	$609,498

A Commencement of operations.
B Seed capital.

See accompanying notes

26

American Beacon Global Evolution Frontier Markets Income FundSM

Statement of Cash Flows

For the Period Ended July 31, 2017 (Unaudited)

Cash flows used in operating activities:
Net increase in net assets resulting from operations	$7,226,902

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term securities	(58,931,873)
Proceeds from sales of long-term securities	12,509,171
Purchases of short-term portfolio investments, net	(9,563,807)
Net realized loss on investments	1,759,824
Net realized loss from foreign currency transactions	(60,810)
Net change in unrealized depreciation on investments	(2,218,629)
Net change in unrealized depreciation of foreign currency transactions	(1,847,041)
Net amortization and basis adjustments	(481,742)
(Increase) decrease in operating assets:
Decrease in receivable for investments sold	239,175
Increase in dividend and interest receivable	(1,203,181)
Decrease in receivable for expense reimbursement	11,453
Increase in prepaid expenses	(8,681)
Increase (decrease) in operating liabilities:
Increase in management and investment advisory fees payable	38,344
Increase in administrative service and service fees payable	3,347
Increase in transfer agent fees payable	4,155
Increase in custody and fund accounting fees payable	3,223
Decrease in professional fees payable	(64,627)
Decrease in trustee fees payable	(1,062)
Decrease in payable for prospectus and shareholder reports	(2,412)
Decrease in other liabilities	(7,147)

Net cash provided by operating activities	(59,822,320)

Cash flows used in financing activities:
Proceeds from shares sold	63,198,475
Cost of shares redeemed	(10,188,850)
Distributions paid in cash	(76,745)

Net cash used in financing activities	52,932,880

Cash and Foreign Currency:
Net increase in cash and foreign currency	337,462
Cash impact from foreign exchange fluctuations	(6,085)
Beginning cash and foreign currency	499,357

Ending cash and foreign currency	$830,734

Supplemental Disclosure of Cash Flow and Non-Cash Information:
Reinvestment of distributions	$2,878,397

See accompanying notes

27

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as non-diversified, open-end management investment companies. As of July 31, 2017, the Trust consists of thirty-two active series, two of which are presented in this filing: American Beacon Global Evolution Frontier Markets Income Fund and American Beacon GLG Total Return Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

New Accounting Pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and its impact, if any, on the Funds’ Financial Statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000
Ultra	Large institutional investors - sold directly or through intermediary channels.	$500,000,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service fees, distribution fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

28

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, which is part of the U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the Net Asset Value (“NAV”). The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

Distributions, if any, of net investment income are generally declared daily, paid monthly, and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earning and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to any Funds will be paid from the assets of that Funds. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trustees deem fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

29

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Redemption Fees

All Classes of the Global Evolution Fund impose a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of this Fund pro-rata based on the net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Global Evolution USA, LLC and GLG LLC (the “Sub-Advisors”) pursuant to which the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

Global Evolution USA, LLC

All Assets	0.50%

GLG LLC

First $500 million	0.60%
Next $500 million	0.55%
Over $1 billion	0.50%

The Management and Sub-Advisory Fees paid by the Funds for the period ended July 31, 2017 were as follows:

Global Evolution Frontier Markets Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$156,927
Sub-Advisor Fees	0.50%	224,180

Total	0.85%	$381,107

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American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

GLG Total Return Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$721,626
Sub-Advisor Fees	0.60%	1,233,121

Total	0.95%	$1,954,747

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligates the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.10% of the average daily net assets of the Y Class, up to 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds. Effective April 1, 2017, the Funds terminated the Service Plan for the Y Class.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional Class of the Funds and has agreed to compensate the intermediaries for providing these services. Effective April 1, 2017, the Funds agreed to compensate the intermediaries for providing services to the Y Class. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Funds, pursuant to the Trust’s Board of Trustees (the “Board”) approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended July 31, 2017, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Global Evolution Frontier Markets Income	$14,816
GLG Total Return	–

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American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

As of July 31, 2017, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Global Evolution Frontier Markets Income	$4,279
GLG Total Return	–

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2017, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Global Evolution Frontier Markets Income	$4,445
GLG Total Return	12,768

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the period ended July 31, 2017, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the Funds to the extent that total annual fund operating expenses exceeded the Funds’ expense cap. During the period ended July 31, 2017, the Manager waived or reimbursed expenses as follows:

		Expense Cap
Fund	Class	2/1/2017 - 7/31/2017	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Global Evolution Frontier Markets Income	Institutional	1.15%	$4,567	$-	2020
Global Evolution Frontier Markets Income	Y	1.25%	3,336	-	2020
Global Evolution Frontier Markets Income	Investor	1.53%	-	-	2020
Global Evolution Frontier Markets Income	A	1.55%	557	-	2020
Global Evolution Frontier Markets Income	C	2.30%	259	-	2020
GLG Total Return	Institutional	1.05%	1,374	-	2020
GLG Total Return	Y	1.15%	943	-	2020
GLG Total Return	Investor	1.43%	1,763	-	2020
GLG Total Return	A	1.45%	1,038	-	2020
GLG Total Return	C	2.20%	1,039	-	2020
GLG Total Return	Ultra	0.95%	158,974	-	2020

Of these amounts, $2,209 and $26,442 is disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at July 31, 2017 for the Global Evolution Frontier Markets Income Fund and GLG Total Return

32

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Fund, respectively. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupement of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2020. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	(Recouped) Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Global Evolution Frontier Markets Income	$124,631	$231,060	$-	2018
Global Evolution Frontier Markets Income	6,040	18,592	-	2019
Global Evolution Frontier Markets Income	-	63,671	-	2020
GLG Total Return	-	263,682	-	2020

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended July 31, 2017, Foreside collected $1,928 for the Global Evolution Frontier Markets Income Fund for the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended July 31, 2017, there were no CDSC fees collected for Class A Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended July 31, 2017, there were no CDSC fees collected for the Class C Shares of the Funds.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds and the American Beacon Institutional Funds Trust, each Trustee receives an annual retainer of $120,000, plus $5,000 for each Board of Trustee meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a single $5,000 fee each quarter for his attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trust according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded

33

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 in the fair value hierarchy. Swap contracts are valued at prices furnished by independent swap dealers or by an independent pricing service and are generally categorized as a Level 2 in the fair value hierarchy. Foreign currency exchange contracts and swap contracts involve, to varying degrees, risk of loss in excess of the unrealized appreciation (depreciation) disclosed on the Statements of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

34

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

Credit-Linked Notes

Credit-linked notes (“CLNs”) are derivative debt obligations that are issued by limited purpose entities or by financial firms, such as banks, securities firms or their affiliates, and that are structured so that their performance is linked to that of an underlying bond or other debt obligation (a “reference asset”), normally by means of an embedded or underlying credit default swap. The reference assets for the CLNs in which the Fund may invest will be limited to sovereign or quasi-sovereign debt instruments or other investments in which the Fund’s investment

35

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

policies permit it to invest directly. The Global Evolution Frontier Markets Fund may invest in CLNs when the Fund’s Sub-Advisor believes that doing so is more efficient than investing in the reference assets directly or when such direct investment by the Fund is not feasible due to legal or other restrictions.

The issuer or one of the affiliates of the issuer of the CLNs in which the Fund will invest, normally will purchase the reference asset underlying the CLN directly, but in some cases it may gain exposure to the reference asset through a credit default swap or other derivative. Under the terms of a CLN, the Fund will receive a fixed or variable rate of interest on the outstanding principal amount of the CLN, which in turn will be subject to reduction (potentially down to zero) if a “credit event” occurs with respect to the underlying reference asset or its issuer. Such credit events will include payment defaults on the reference asset, and normally will also include events that do not involve an actual default, such as actual or potential insolvencies, repudiations of indebtedness, moratoria on payments, reference asset restructurings, limits on the convertibility or repatriation of currencies, and the imposition of ownership restrictions. If a credit event occurs, payments on the CLN would terminate, and the Fund normally would receive delivery of the underlying reference asset (or, in some cases, a comparable “deliverable” asset) in lieu of the repayment of principal. In some cases, however, including but not limited to instances where there has been a market disruption or in which it is or has become illegal, impossible or impracticable for the Fund to purchase, hold or receive the reference assets, the Fund may receive a cash settlement based on the value of the reference asset or a comparable instrument, less fees charged and certain expenses incurred by the CLN issuer.

CLNs are debt obligations of the CLN issuers, and the Fund would have no ownership or other property interest in the reference assets (other than following a credit event that results in the reference assets being delivered to the Fund) or any direct recourse to the issuers of those reference assets. Thus, the Fund will be exposed to the credit risk of the issuers of the reference assets that underlie its CLNs, as well as to the credit risk of the issuers of the CLNs themselves. CLNs will also be subject to currency risk, liquidity risk, valuation risks, and the other risks of a credit default swap. Various determinations that may need to be made with respect to the CLNs, including the occurrence of a credit event, the selection of deliverable assets (where applicable) and the valuation of the reference asset for purposes of determining any cash settlement amount, normally will be made by the issuer or sponsor of the CLN. The interests of such issuer or sponsor may not be aligned with those of the Fund or other investors in the CLN. Accordingly, CLNs may also be subject to potential conflicts of interest. There may be no established trading market for the Fund’s CLNs, in which event they may constitute illiquid investments.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

36

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar-denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Frontier and Emerging Market Investments

The Funds may invest in the securities and derivatives with exposure to various countries with emerging capital markets. Investments in the securities and derivatives with exposure to countries with emerging capital markets involve significantly higher risks not involved in investments in securities in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities from more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and foreign investments and private property, and (vi) less diverse or immature economic structures. In addition to withholding taxes on investment income, some countries with emerging capital markets may impose differential capital gain taxes on foreign investors.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading

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American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Sovereign and Quasi-Sovereign Government and Supranational Debt

The Funds can invest in debt securities issued or guaranteed by foreign governments and their political subdivisions or agencies which involve special risks. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities

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American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

organized and operated for the purpose of restructuring the investment characteristics of instruments issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; participations in loans between emerging market governments and financial institutions; and Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

Supranational entities may also issue debt securities. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal to the extent their assets are insufficient. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Currency Contracts

The Funds may enter into forward currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended July 31, 2017, the Funds entered into foreign currency exchange contracts primarily for return enhancement and hedging foreign currency fluctuations.

The Funds’ forward currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended July 31, 2017
Fund	Purchased Contracts	Sold Contracts
Global Evolution Frontier Markets Income	$411,689	$684,108
GLG Total Return	109,280,576	148,522,899

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American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Swap Agreements

The GLG Fund may invest in swap agreements. Swap agreements are negotiated between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are either privately negotiated in the over-the-counter market (“OTC Swaps”) or cleared in a central clearing house (“Centrally Cleared Swaps”). The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premiums throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities

40

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of

41

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of July 31, 2017, for which the Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

During the period ended July 31, 2017, the GLG Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measure by the notional amounts outstanding at each quarter end.

Average Credit Default Swap Notional Amounts Outstanding
Fund	Period Ended July 31, 2017
GLG Total Return	$88,200,000

Interest Rate Swap Agreements

The GLG Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

During the period ended July 31, 2017, the GLG Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

Average Interest Rate Swap Notional Amounts Outstanding
Fund	Period Ended July 31, 2017
GLG Total Return	$96,500,000

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American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Global Evolution Frontier Markets Income Fund

The effect of financial derivative instruments on the Statements of Operations as of July 31, 2017:

Derivatives not accounted for as hedging instruments

Realized gain (loss) of derivatives recognized as a result of operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from forward currency contracts	$-	$1,239	$-	$-	$-	$1,239

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Change in net unrealized appreciation (depreciation) from foreign currency transactions	$-	$6,679	$-	$-	$-	$6,679
GLG Total Return Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of July 31, 2017:

Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward currency contracts	$-	$3,352,860	$-	$-	$-	$3,352,860
Unrealized appreciation from swap agreements	80,344	-	-	-	-	80,344

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward currency contracts	$-	$(5,660,377)	$-	$-	$-	$(5,660,377)
Unrealized depreciation from swap agreements	(1,934,346)	-	-	(2,307,465)	-	(4,241,811)

The effect of financial derivative instruments on the Statements of Operations as of July 31, 2017:

Derivatives not accounted for as hedging instruments

Realized gain (loss) of derivatives recognized as a result of operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from swap agreements	$(1,015,204)	$-	$-	$-	$-	$(1,015,204)
Net realized gain (loss) from forward currency contracts	-	928,120	-	-	-	928,120

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Change in net unrealized appreciation (depreciation) from foreign currency transactions	$-	$(3,329,233)	$-	$-	$-	$(3,329,233)
Change in unrealized appreciation (depreciation) from swap agreements	(1,758,107)	-	-	(2,307,465)	-	(4,065,572)

(1) See Note 3 in the Notes to Financial Statements for additional information.

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American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in over-the-counter (“OTC”) derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Funds can invest significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, non-U.S. currency futures contracts and swaps for cross-currency investments. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Custody Risk

The Funds may invest in markets that are less developed than those in the U.S., which may expose the Funds to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in frontier and emerging markets may be subject to greater custody risks than investments in more developed markets.

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American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Emerging Markets Risk

When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.

Forward Currency Contracts Risk

Forward currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward currency contract.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund has a lower portfolio turnover rate.

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate in December 2016 and March 2017, and has signaled additional increases in 2017. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities with borrowed money; an increase in interest rates can cause a decline in those markets.

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American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Leverage Risk

The GLG Total Return Fund’s use of futures, forward currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV to be volatile.

Liquidity Risk

Liquidity risk is the risk that the Funds may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Funds currently value them. For example, certain investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Funds to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. The Funds may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Funds. In some cases, due to unanticipated levels of illiquidity the Funds may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

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American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Market Timing Risk

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific types of securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by the underlying funds in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Sovereign and Quasi-Sovereign Debt Risk

The Funds normally will have significant investments in sovereign and quasi-sovereign debt securities. These investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Variable and Floating Rate Securities Risk

The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating-rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating-rate securities may lag behind changes in market rates or may have limits on the maximum rate change for a given period of time. The value of floating-rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

47

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2017.

GLG Total Return Fund

Offsetting of Financial and Derivative Assets as of July 31, 2017:
	Assets	Liabilities
Swap Agreement – OTC	$80,344	$4,241,811
Forward Currency Contracts	3,352,860	5,660,377

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$3,433,204	$9,902,188

Total derivative assets and liabilities subject to an MNA	$3,433,204	$9,902,188

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of July 31, 2017:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
Barclays Bank PLC	6,589	(6,589)	-	-	-
Barclays Capital Inc.	20,381	(20,381)	-	-	-
HSBC Bank (USA)	3,352,860	(3,352,860)	-	-	-
HSBC Bank PLC	38,099	(38,099)	-	-	-
UBS AG	15,275	(15,275)	-	-	-

Total	$3,433,204	$(3,433,204)	$-	$-	$-

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Barclays Bank PLC	1,308,892	(6,589)	-	-	1,302,303
Barclays Capital Inc.	89,102	(20,381)	-	-	68,721
Citibank NA	389,536	-	-	-	389,536
Credit Suisse International	39,031	-	-	-	39,031
HSBC Bank (USA)	5,660,377	(3,352,860)	-	-	2,307,517
HSBC Bank PLC	60,314	(38,099)	-	-	22,215
Morgan Stanley & Co. Inc.	660,159	-	-	-	660,159
UBS AG	1,694,777	(15,275)	-	-	1,679,502

Total	$9,902,188	$(3,433,204)	$-	$-	$6,468,984

48

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. For the Global Evolution Frontier Markets Income Fund, each of the tax years in the three year period ended January 31, 2017 and for the GLG Total Return Fund, the tax year ended January 31, 2017 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

As of July 31, 2017 the tax cost for each Fund and their respective gross unrealized appreciation and (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Evolution Frontier Markets Income	$117,024,143	$3,512,942	$(3,116,350)	$396,592
GLG Total Return	600,329,805	273,304	(57,561)	215,743

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of January 31, 2017, the Global Evolution Frontier Markets Income Fund had $4,648,074 of short-term and $9,614,613 of long-term post RIC MOD capital loss carryforwards. The GLG Total Return Fund did not have capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the six months ended July 31, 2017 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Global Evolution Frontier Markets Income	$48,128,679	$–	$10,518,997	$–
GLG Total Return	118,743,763	218,113,609	51,527,475	241,353,206

49

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

A summary of the Funds’ transactions in the USG Select Fund for the six months ended July 31, 2017 are as follows:

Fund	Type of Transaction	January 31, 2017 Shares/Fair Value	Purchases	Sales	July 31, 2017 Shares/Fair Value	Dividend Income
Global Evolution Frontier Markets Income	Direct	$2,688,411	$46,878,631	$37,314,824	$12,252,218	$32,013
GLG Total Return	Direct	1,673,669	676,250,445	660,965,184	16,958,930	93,415

9.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Global Evolution Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	2,559,138	$23,881,956	493,702	$4,414,663
Reinvestment of dividends	69,544	641,820	95,060	846,663
Shares redeemed	(67,503)	(627,855)	(393,043)	(3,450,022)
Redemption fees	–	–	–	1,420

Net increase in shares outstanding	2,561,179	$23,895,921	195,719	$1,812,724

	Y Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Global Evolution Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	2,502,904	$23,303,316	961,556	$8,569,138
Reinvestment of dividends	123,084	1,137,348	186,466	1,661,715
Shares redeemed	(221,786)	(2,052,079)	(2,031,446)	(17,271,103)
Redemption fees	–	–	–	2,746

Net increase (decrease) in shares outstanding	2,404,202	$22,388,585	(883,424)	$(7,037,504)

	Investor Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Global Evolution Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,575,050	$14,472,970	1,143,932	$10,163,789
Reinvestment of dividends	97,853	902,102	129,099	1,148,901
Shares redeemed	(507,970)	(4,662,629)	(933,950)	(8,233,420)
Redemption fees	–	–	–	2,061

Net increase in shares outstanding	1,164,933	$10,712,443	339,081	$3,081,331

	A Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Global Evolution Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	102,643	$953,008	232,584	$2,079,763
Reinvestment of dividends	15,623	143,569	52,708	469,460
Shares redeemed	(250,622)	(2,329,521)	(665,786)	(5,800,487)
Redemption fees	–	–	–	792

Net (decrease) in shares outstanding	(132,356)	$(1,232,944)	(380,494)	$(3,250,472)

50

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

	C Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	(unaudited)
Global Evolution Frontier Markets Income Fund	Shares	Amount	Shares		Amount
Shares sold	89,509	$831,105	36,625		$326,184
Reinvestment of dividends	5,835	53,558	14,074		125,062
Shares redeemed	(44,905)	(417,189)	(103,328)		(922,396)
Redemption fees	–	–	–		251

Net increase (decrease) in shares outstanding	50,439	$467,474	(52,629)		$(470,899)

	Institutional Class
	Six Months Ended July 31, 2017		May 20, 2016 to January 31, 2017
	(unaudited)
GLG Total Return Fund	Shares	Amount	Shares		Amount
Shares sold	–	$–	530,000	(1)	$5,300,000	(1)
Reinvestment of dividends	3,080	32,865	9,624		100,381
Shares redeemed	(679,807)	(7,300,030)	(282,462)		(3,000,000)

Net increase (decrease) in shares outstanding	(676,727)	$(7,267,165)	257,162		$2,400,381

	Y Class
	Six Months Ended July 31, 2017		May 20, 2016 to January 31, 2017
	(unaudited)
GLG Total Return Fund	Shares	Amount	Shares		Amount
Shares sold	99,879	$1,076,470	-	(1)	$-	(1)
Reinvestment of dividends	115	1,234	98		1,024
Shares redeemed	(10,151)	(109,931)	-		-

Net increase in shares outstanding	89,843	$967,773	98		$1,024

	Investor Class
	Six Months Ended July 31, 2017		May 20, 2016 to January 31, 2017
	(unaudited)
GLG Total Return Fund	Shares	Amount	Shares		Amount
Shares sold	2,242	$24,098	1,961	(1)	$20,010	(1)
Reinvestment of dividends	56	598	116		1,216

Net increase in shares outstanding	2,298	$24,696	2,077		$21,226

	A Class
	Six Months Ended July 31, 2017		May 20, 2016 to January 31, 2017
	(unaudited)
GLG Total Return Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	-	(1)	$-	(1)
Reinvestment of dividends	46	494	98		1,024

Net increase in shares outstanding	46	$494	98		$1,024

	C Class
	Six Months Ended July 31, 2017		May 20, 2016 to January 31, 2017
	(unaudited)
GLG Total Return Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	-	(1)	$-	(1)
Reinvestment of dividends	-	-	99		1,024

Net increase in shares outstanding	-	$-	99		$1,024

51

American Beacon FundsSM

Notes to Financial Statements

July 31, 2017 (Unaudited)

	Ultra Class
	Six Months Ended July 31, 2017		May 20, 2016 to January 31, 2017
	(unaudited)
GLG Total Return Fund	Shares	Amount	Shares		Amount
Shares sold	53,988,231	$581,985,378	6,974,431	(1)	$73,521,990	(1)
Reinvestment of dividends	226	2,435	99		1,038
Shares redeemed	(3,789,859)	(40,879,004)	(688,884)		(7,249,211)

Net increase in shares outstanding	50,198,598	$541,108,809	6,285,646		$66,273,817

(1) Seed capital has been received in the amounts of $4,500,000 for the Institutional class and $100,000 each for Y, Investor, A, C, and Ultra classes, respectively. As a result, the shares were issued in the amounts of 450,000 for the Institutional class and 10,000 for each remaining class respectively.

10.  Subsequent Events

On August 24, 2017, the Global Evolution Frontier Markets Income Fund’s classification changed from non-diversified to diversified, within the meaning of the Investment Company Act of 1940, effective immediately. Management has determined that there are no material events that would require additional disclosure in the Funds’ financial statements through the date these financial statements are issued.

52

American Beacon Global Evolution Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017		Year Ended January 31, 2016		February 25A to January 31, 2015

	(unaudited)
Net asset value, beginning of period	$8.96		$8.35		$9.68		$10.00

Income from investment operations:
Net investment income	0.43		0.88		0.67		0.59
Net gains (losses) on investments (both realized and unrealized)	0.38		0.44		(1.30)		(0.30)

Total income (loss) from investment operations	0.81		1.32		(0.63)		0.29

Less distributions:
Dividends from net investment income	(0.33)		(0.08)		(0.50)		(0.59)
Distributions from net realized gains	-		-		-		(0.02)
Tax return of capital	-		(0.63	)H	(0.20	)H	-

Total distributions	(0.33)		(0.71)		(0.70)		(0.61)

Redemption fees added to beneficial interestsB	-		-		-		-

Net asset value, end of period	$9.44		$8.96		$8.35		$9.68

Total returnC	9.15	%D	16.20%		(6.98)%		2.76	%D

Ratios and supplemental data:
Net assets, end of period	$37,930,154		$13,047,515		$10,531,288		$9,225,629
Ratios to average net assets:
Expenses, before reimbursements	1.19	%E	1.40%		1.14%		1.95	%E
Expenses, net of reimbursements	1.15	%E	1.27	%F	1.15%		1.15	%E
Net investment income, before expense reimbursements	10.84	%E	9.98%		7.14%		5.43	%E
Net investment income, net of reimbursements	10.88	%E	10.11%		7.13%		6.22	%E
Portfolio turnover rate	15	%D	69%		68%		23	%G

A	February 25, 2014 is the inception date of the Global Evolution Frontier Markets Income Fund.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
G	Portfolio turnover rate is for the period from February 25, 2014 through January 31, 2015.
H	Return of capital is calculated based on shares outstanding at the time of distribution.

See accompanying notes

53

American Beacon Global Evolution Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017		Year Ended January 31, 2016		February 25A to January 31, 2015

	(unaudited)
Net asset value, beginning of period	$8.97		$8.34		$9.69		$10.00

Income from investment operations:
Net investment income	0.46		0.90		0.61		0.58
Net gains (losses) on investments (both realized and unrealized)	0.34		0.44		(1.28)		(0.28)

Total income (loss) from investment operations	0.80		1.34		(0.67)		0.30

Less distributions:
Dividends from net investment income	(0.32)		(0.08)		(0.50)		(0.59)
Distributions from net realized gains	-		-		-		(0.02)
Tax return of capital	-		(0.63	)H	(0.18	)H	-

Total distributions	(0.32)		(0.71)		(0.68)		(0.61)

Redemption fees added to beneficial interestsB	-		-		-		-

Net asset value, end of period	$9.45		$8.97		$8.34		$9.69

Total returnC	9.11	%D	16.37%		(7.40)%		2.87	%D

Ratios and supplemental data:
Net assets, end of period	$47,704,061		$23,715,300		$29,434,613		$138,082,358
Ratios to average net assets:
Expenses, before reimbursements	1.27	%E	1.48%		1.18%		1.50	%E
Expenses, net of reimbursements	1.25	%E	1.37	%F	1.25%		1.25	%E
Net investment income, before expense reimbursements	10.86	%E	10.49%		7.35%		6.33	%E
Net investment income, net of reimbursements	10.88	%E	10.61%		7.28%		6.59	%E
Portfolio turnover rate	15	%D	69%		68%		23	%G

A	February 25, 2014 is the inception date of the Global Evolution Frontier Markets Income Fund.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
G	Portfolio turnover rate is for the period from February 25, 2014 through January 31, 2015.
H	Return of capital is calculated based on shares outstanding at the time of distribution.

See accompanying notes

54

American Beacon Global Evolution Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017		Year Ended January 31, 2016		February 25A to January 31, 2015

	(unaudited)
Net asset value, beginning of period	$8.95		$8.35		$9.68		$10.00

Income from investment operations:
Net investment income	0.47		0.85		0.63		0.55
Net gains (losses) on investments (both realized and unrealized)	0.33		0.43		(1.30)		(0.29)

Total income (loss) from investment operations	0.80		1.28		(0.67)		0.26

Less distributions:
Dividends from net investment income	(0.32)		(0.07)		(0.47)		(0.56)
Distributions from net realized gains	-		-		-		(0.02)
Tax return of capital	-		(0.61	)H	(0.19	)H	-

Total distributions	(0.32)		(0.68)		(0.66)		(0.58)

Redemption fees added to beneficial interestsB	-		-		-		-

Net asset value, end of period	$9.43		$8.95		$8.35		$9.68

Total returnC	9.04	%D	15.69%		(7.33)%		2.47	%D

Ratios and supplemental data:
Net assets, end of period	$32,185,346		$20,120,332		$15,934,048		$13,987,805
Ratios to average net assets:
Expenses, before reimbursements	1.43	%E	1.72%		1.44%		1.78	%E
Expenses, net of reimbursements	1.43	%E	1.63	%F	1.53%		1.53	%E
Net investment income, before expense reimbursements	10.78	%E	9.62%		6.84%		5.86	%E
Net investment income, net of reimbursements	10.78	%E	9.71%		6.76%		6.12	%E
Portfolio turnover rate	15	%D	69%		68%		23	%G

A	February 25, 2014 is the inception date of the Global Evolution Frontier Markets Income Fund.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
G	Portfolio turnover rate is for the period from February 25, 2014 through January 31, 2015.
H	Return of capital is calculated based on shares outstanding at the time of distribution.

See accompanying notes

55

American Beacon Global Evolution Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017		Year Ended January 31, 2016		February 25A to January 31, 2015

	(unaudited)
Net asset value, beginning of period	$8.96		$8.35		$9.68		$10.00

Income from investment operations:
Net investment income	0.52		0.90		0.62		0.54
Net gains (losses) on investments (both realized and unrealized)	0.27		0.39		(1.29)		(0.29)

Total income (loss) from investment operations	0.79		1.29		(0.67)		0.25

Less distributions:
Dividends from net investment income	(0.31)		(0.07)		(0.47)		(0.55)
Distributions from net realized gains	-		-		-		(0.02)
Tax return of capital	-		(0.61	)H	(0.19	)H	-

Total distributions	(0.31)		(0.68)		(0.66)		(0.57)

Redemption fees added to beneficial interestsB	-		-		-		-

Net asset value, end of period	$9.44		$8.96		$8.35		$9.68

Total returnC	8.97	%D	15.77%		(7.36)%		2.42	%D

Ratios and supplemental data:
Net assets, end of period	$3,649,040		$4,648,954		$7,513,980		$15,782,502
Ratios to average net assets:
Expenses, before reimbursements	1.58	%E	1.78%		1.52%		1.88	%E
Expenses, net of reimbursements	1.55	%E	1.67	%F	1.55%		1.55	%E
Net investment income, before expense reimbursements	10.73	%E	9.85%		6.89%		5.82	%E
Net investment income, net of reimbursements	10.75	%E	9.96%		6.86%		6.15	%E
Portfolio turnover rate	15	%D	69%		68	%D	23	%G

A	February 25, 2014 is the inception date of the Global Evolution Frontier Markets Income Fund.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
G	Portfolio turnover rate is for the period from February 25, 2014 through January 31, 2015.
H	Return of capital is calculated based on shares outstanding at the time of distribution.

See accompanying notes

56

American Beacon Global Evolution Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31, 2017		Year Ended January 31, 2017		Year Ended January 31, 2016		February 25A to January 31, 2015

	(unaudited)
Net asset value, beginning of period	$8.93		$8.34		$9.67		$10.00

Income from investment operations:
Net investment income	0.43		0.83		0.56		0.47
Net gains (losses) on investments (both realized and unrealized)	0.33		0.39		(1.30)		(0.30)

Total income (loss) from investment operations	0.76		1.22		(0.74)		0.17

Less distributions:
Dividends from net investment income	(0.28)		(0.07)		(0.42)		(0.48)
Distributions from net realized gains	-		-		-		(0.02)
Tax return of capital	-		(0.56	)H	(0.17	)H	-

Total distributions	(0.28)		(0.63)		(0.59)		(0.50)

Redemption fees added to beneficial interestsB	-		-		-		-

Net asset value, end of period	$9.41		$8.93		$8.34		$9.67

Total returnC	8.59	%D	14.90%		(8.06)%		1.60	%D

Ratios and supplemental data:
Net assets, end of period	$2,291,721		$1,724,982		$2,049,234		$1,244,636
Ratios to average net assets:
Expenses, before reimbursements	2.33	%E	2.55%		2.31%		3.01	%E
Expenses, net of reimbursements	2.30	%E	2.30%		2.30%		2.31	%E
Net investment income, before expense reimbursements	9.92	%E	8.90%		5.89%		4.62	%E
Net investment income, net of reimbursements	9.95	%E	9.14%		5.90%		5.33	%E
Portfolio turnover rate	15	%D	69%		68%		23	%F

A	February 25, 2014 is the inception date of the Global Evolution Frontier Markets Income Fund.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 25, 2014 through January 31, 2015.
H	Return of capital is calculated based on shares outstanding at the time of distribution.

See accompanying notes

57

American Beacon GLG Total Return FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31,		May 20A to January 31,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.69		$10.00

Income from investment operations:
Net investment income (loss)	(1.58)		0.07
Net gains on investments (both realized and unrealized)	1.67		0.73

Total income from investment operations	0.09		0.80

Less distributions:
Dividends from net investment income	(0.05)		(0.10)
Distributions from net realized gains	-		(0.01)

Total distributions	(0.05)		(0.11)

Net asset value, end of period	$10.73		$10.69

Total returnB	0.84	%C	7.95	%C

Ratios and supplemental data:
Net assets, end of period	$326,617		$7,560,278
Ratios to average net assets:
Expenses, before reimbursements	1.35	%D	2.09	%D
Expenses, net of reimbursements	1.05	%D	1.05	%D
Net investment income, before expense reimbursements	0.23	%D	0.01	%D
Net investment income, net of reimbursements	0.53	%D	1.05	%D
Portfolio turnover rate	224	%C	311	%E

A	May 20, 2016 is the inception date of the GLG Total Return Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from May 20, 2016 through January 31, 2017.

See accompanying notes

58

American Beacon GLG Total Return FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		May 20A to January 31,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.68		$10.00

Income from investment operations:
Net investment income	0.08		0.07
Net gains on investments (both realized and unrealized)	0.01		0.72

Total income from investment operations	0.09		0.79

Less distributions:
Dividends from net investment income	(0.06)		(0.10)
Distributions from net realized gains	-		(0.01)

Total distributions	(0.06)		(0.11)

Net asset value, end of period	$10.71		$10.68

Total returnB	0.80	%C	7.85	%C

Ratios and supplemental data:
Net assets, end of period	$1,070,110		$107,884
Ratios to average net assets:
Expenses, before reimbursements	1.40	%D	5.31	%D
Expenses, net of reimbursements	1.15	%D	1.15	%D
Net investment income (loss), before expense reimbursements	0.01	%D	(3.21	)%D
Net investment income, net of reimbursements	0.26	%D	0.95	%D
Portfolio turnover rate	224	%C	311	%E

A	May 20, 2016 is the inception date of the GLG Total Return Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from May 20, 2016 through January 31, 2017.

See accompanying notes

59

American Beacon GLG Total Return FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31,		May 20A to January 31,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.66		$10.00

Income from investment operations:
Net investment income	0.02		0.05
Net gains on investments (both realized and unrealized)	0.05		0.72

Total income from investment operations	0.07		0.77

Less distributions:
Dividends from net investment income	(0.05)		(0.10)
Distributions from net realized gains	-		(0.01)

Total distributions	(0.05)		(0.11)

Net asset value, end of period	$10.68		$10.66

Total returnB	0.65	%C	7.65	%C

Ratios and supplemental data:
Net assets, end of period	$153,497		$128,790
Ratios to average net assets:
Expenses, before reimbursements	3.81	%D	5.14	%D
Expenses, net of reimbursements	1.43	%D	1.43	%D
Net investment income (loss), before expense reimbursements	(2.21	)%D	(3.04	)%D
Net investment income, net of reimbursements	0.17	%D	0.67	%D
Portfolio turnover rate	224	%C	311	%E

A	May 20, 2016 is the inception date of the GLG Total Return Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from May 20, 2016 through January 31, 2017.

See accompanying notes

60

American Beacon GLG Total Return FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31,		May 20A to January 31,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.66		$10.00

Income from investment operations:
Net investment income	0.01		0.05
Net gains on investments (both realized and unrealized)	0.05		0.72

Total income from investment operations	0.06		0.77

Less distributions:
Dividends from net investment income	(0.05)		(0.10)
Distributions from net realized gains	–		(0.01)

Total distributions	(0.05)		(0.11)

Net asset value, end of period	$10.67		$10.66

Total returnB	0.55	%C	7.65	%C

Ratios and supplemental data:
Net assets, end of period	$108,291		$107,660
Ratios to average net assets:
Expenses, before reimbursements	3.37	%D	5.62	%D
Expenses, net of reimbursements	1.45	%D	1.45	%D
Net investment income (loss), before expense reimbursements	(1.76	)%D	(3.51	)%D
Net investment income, net of reimbursements	0.16	%D	0.65	%D
Portfolio turnover rate	224	%C	311	%E

A	May 20, 2016 is the inception date of the GLG Total Return Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from May 20, 2016 through January 31, 2017.

See accompanying notes

61

American Beacon GLG Total Return FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		May 20A to January 31,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.61		$10.00

Income from investment operations:
Net investment income (loss)	(0.03)		(0.01)
Net gains on investments (both realized and unrealized)	0.05		0.73

Total income (loss) from investment operations	0.02		0.72

Less distributions:
Dividends from net investment income	–		(0.10)
Distributions from net realized gains	–		(0.01)

Total distributions	–		(0.11)

Net asset value, end of period	$10.63		$10.61

Total returnB	0.19	%C	7.15	%C

Ratios and supplemental data:
Net assets, end of period	$107,328		$107,101
Ratios to average net assets:
Expenses, before reimbursements	4.14	%D	6.37	%D
Expenses, net of reimbursements	2.20	%D	2.20	%D
Net investment income (loss), before expense reimbursements	(2.53	)%D	(4.27	)%D
Net investment income (loss), net of reimbursements	(0.59	)%D	(0.10	)%D
Portfolio turnover rate	224	%C	311	%E

A	May 20, 2016 is the inception date of the GLG Total Return Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from May 20, 2016 through January 31, 2017.

See accompanying notes

62

American Beacon GLG Total Return FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Ultra
	Six Months Ended July 31,		May 20A to January 31,
	2017		2017

	(unaudited)
Net asset value, beginning of period	$10.69		$10.00

Income from investment operations:
Net investment income	0.09		0.07
Net gains on investments (both realized and unrealized)	0.01		0.73

Total income (loss) from investment operations	0.10		0.80

Less distributions:
Dividends from net investment income	(0.06)		(0.10)
Distributions from net realized gains	–		(0.01)

Total distributions	(0.06)		(0.11)

Net asset value, end of period	$10.73		$10.69

Total returnB	0.90	%C	7.95	%C

Ratios and supplemental data:
Net assets, end of period	$605,947,504		$67,330,248
Ratios to average net assets:
Expenses, before reimbursements	1.03	%D	2.09	%D
Expenses, net of reimbursements	0.95	%D	0.95	%D
Net investment income, before expense reimbursements	0.51	%D	0.76	%D
Net investment income, net of reimbursements	0.59	%D	1.91	%D
Portfolio turnover rate	224	%C	311	%E

A	May 20, 2016 is the inception date of the GLG Total Return Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from May 20, 2016 through January 31, 2017.

See accompanying notes

63

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

At in-person meetings held on May 16, 2017 and June 7, 2017 (collectively, the “Meetings”), the Board of Trustees (“Board”) considered and then, at its June 7 meeting, approved the renewal of:

(1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (the “Trust”), on behalf of American Beacon GLG Total Return Fund (“GLG Fund”) and the American Beacon Global Evolution Frontier Markets Income Fund (“Global Evolution Fund”) (collectively, the “Funds”);

(2) the Investment Advisory Agreement among the Manager, the Trust, on behalf of the GLG Fund, and GLG LLC (“GLG”); and

(3) the Investment Advisory Agreement among the Manager, the Trust, on behalf of the Global Evolution Fund and Global Evolution USA, LLC (“Global Evolution”).

Each of the Investment Advisory Agreements is referred to herein as the “Investment Advisory Agreement,” and GLG and Global Evolution are hereinafter each referred to as a “subadvisor.” The Management Agreement and the Investment Advisory Agreements are collectively referred to herein as the “Agreements.” In preparation for its consideration of the renewal of these Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the subadvisors, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each subadvisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the subadvisors. At the Meetings, the Board considered the information provided. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular meetings of the Board and its committees, as well as information specifically prepared in connection with the renewal process.

In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. The information requested on behalf of the Board included, among other information, the following materials. References herein to the “firm” refer to the Manager and/or each applicable subadvisor.

•	comparisons of the performance of an appropriate share class of each Fund to comparable investment companies and appropriate benchmark indices, including peer group averages and performance analyses provided by Broadridge and Morningstar, and to the performance of any similar accounts managed by the firm;

•	comparisons of each Fund’s management and subadvisory fee rates and expense ratio with the management fee rates paid by comparable mutual funds and their expense ratios, including peer group averages and fee and expense analyses provided by Broadridge and Morningstar, and the advisory fee rates charged to other clients for which similar services are provided by a firm;

•	a description of any applicable fee waivers and/or expense reimbursements in place for each Fund during the past year, and any proposed changes to the expense caps;

•	the Manager’s profitability with respect to the services that it provided to each Fund;

•	any actual or anticipated economies of scale in relation to the services the firm provides or will provide to each Fund and whether the current fee rates charged or to be charged to each Fund reflect these economies of scale for the benefit of the Fund’s investors;

•	an evaluation of any other benefits to a firm or Funds as a result of their relationship, if any;

64

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

•	information regarding the administrative, accounting-related and cash management services that the Manager provides to the Funds and the fees that the Manager receives for such services; and

•	information regarding a firm’s financial condition, the personnel of the Manager who are assigned primary responsibility for managing the Funds, staffing levels, portfolio managers’ compensation, insurance coverage, material pending litigation, code of ethics, compliance matters, actual or potential conflicts of interest that the firm experiences, or anticipates that it will experience, in providing services to the Funds, and the Manager’s disaster recovery plans.

The Board noted that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing both types of services, and observed that the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative expenses, reduced by any waivers and/or reimbursements.

A firm may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firms based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. For each Fund, the class of shares used for comparative performance purposes was the share class with the lowest expenses available for purchase by the general public which, in most cases, was the Institutional Class. The Board also considered that the use of Institutional Class performance generally facilitates a meaningful comparison for expense and performance purposes.

Provided below is an overview of certain factors the Board considered in connection with its renewal and approval of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew or approve each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal and approval of each Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal and approval of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and Each Investment Advisory Agreement

In determining whether to renew the Agreements, the Trustees considered the best interests of each Fund separately. While the Management Agreement and the Investment Advisory Agreements for all of the Funds were considered at the Meetings, the Board considered each Fund’s investment management and subadvisory relationships separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of a Fund; (3) the costs incurred by the Manager in rendering services to the Funds and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or a subadvisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or a subadvisor from their relationship with a Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the GLG Fund’s performance since its inception in May 2016 and the Global Evolution Fund’s performance for various periods since its inception in 2014, the length of service of key

65

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

investment personnel at the Manager; the cost structure of the Funds; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Funds; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement subadvisors; and the Manager’s efforts to retain key employees and maintain staffing levels.

With respect to the renewal of each Investment Advisory Agreement, the Trustees considered the level of staffing and the size of the subadvisor. The Board also considered the adequacy of the resources committed to the Funds by each subadvisor, and whether those resources were commensurate with the needs of the Funds and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of each subadvisor. The Board also considered each subadvisor’s representations regarding its compliance program and code of ethics. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the subadvisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund relative to its Broadridge performance universe, Morningstar Category, and benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent peer selection methodology to select all Broadridge performance universes. The Board also considered that the performance universes selected by Broadridge may not provide appropriate comparisons for a Fund. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Board also evaluated the comparative information provided by each subadvisor regarding the performance of each Fund relative to the performance of other comparable investment accounts managed by the subadvisor and the Fund’s benchmark index. In addition, the Board considered the Manager’s recommendation to continue to retain each subadvisor. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager and at an individual Fund level, with the Manager sustaining losses with respect to each Fund before and after the payment of distribution-related expenses. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds the Manager represented that, among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for the share classes of the Funds that were in place during the last fiscal year. The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also noted that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the subadvisor in connection with its investment advisory services to the Fund, the Board considered that, with respect to each Fund, the Manager has negotiated the lowest fee rate the subadvisor charges for any comparable client accounts. The Board did not request profitability data from the subadvisors because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory

66

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

fee rates. In addition, the Board noted that subadvisors may not account for their profits on an account-by-account basis and, those that do, likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in the subadvisory fee schedule for the GLG Fund and that Global Evolution has represented that it is not currently experiencing economies of scale with respect to its management of the Fund. In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager’s or subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisors. In addition, the Board noted that Global Evolution benefits from soft dollar arrangements for proprietary research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made versus each Fund’s Broadridge performance universe and Morningstar Category. With respect to the Broadridge performance universe, the 1st Quintile represents the top twenty percent of the universe based on performance and the 5th Quintile representing the bottom twenty percent of the universe based on performance. References below to each Fund’s Broadridge performance universe are to the universe of mutual funds with a comparable investment classification/objective included in the analysis provided by Broadridge.

The expense comparisons below were made versus each Fund’s Broadridge expense universe and Broadridge expense group, with the 1st Quintile representing the top twenty percent of the universe or group based on lowest total expense and the 5th Quintile representing the bottom twenty percent of the universe or group based on highest total expense. References below to each Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Broadridge. A Broadridge expense group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge expense universe includes all funds in the investment classification/objective with a similar operating structure as the share class of the Fund included in the Broadridge comparative information and provides a broader view of expenses across the Fund’s investment classification/objective. For each Fund, the Trustees also considered a Fund’s Morningstar fee level category. In reviewing expenses, the Trustees considered the positive impact of fee waivers where applicable and the Manager’s agreement to continue the fee waivers. In addition, information regarding the subadvisors’ use of soft dollars was requested from the Manager and was considered by the Trustees.

67

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

Additional Considerations and Conclusions with Respect to the American Beacon GLG Total Return Fund

In considering the renewal of the Management Agreement with the Manager and the Investment Advisory Agreement with GLG for the GLG Fund, the Trustees considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	2nd Quintile
Compared to Broadridge Expense Universe	3rd Quintile
Morningstar Fee Level Ranking – Institutional Class	High Expense Ratio

Broadridge and Morningstar Performance Analysis (since-inception period ended February 28, 2017)

Compared to Broadridge Performance Universe	1st Quintile
Compared to Morningstar Category	Not Available

The Trustees also considered: (1) information provided by GLG regarding fee rates charged for managing accounts in the same strategy as the Fund; (2) the Manager’s representation that there are challenges associated with identifying a peer group for evaluating the Fund’s expenses and performance as none of the funds in the Fund’s Broadridge expense group, expense universe, performance universe or Morningstar category pursue a comparable investment strategy; and (3) the Manager’s recommendation to continue to retain the subadvisor based upon, among other factors, the relatively brief period that this Fund has been in operation.

Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager and subadvisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the American Beacon GLG Total Return Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund.

Additional Considerations and Conclusions with Respect to the American Beacon Global Evolution Frontier Markets Income Fund

In considering the renewal of the Management Agreement with the Manager and the Investment Advisory Agreement with Global Evolution for the Global Evolution Fund, the Trustees considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	5th Quintile
Compared to Broadridge Expense Universe	5th Quintile
Morningstar Fee Level Ranking – Institutional Class	High Expense Ratio

Broadridge and Morningstar Performance Analysis (three-year period ended February 28, 2017)

Compared to Broadridge Performance Universe	2nd Quintile
Compared to Morningstar Category	2nd Quintile

The Trustees also considered: (1) Global Evolution’s representation that it does not manage other accounts with comparable investment objectives and policies as those of the Fund; (2) the Manager’s representation that there are challenges associated with identifying a peer group for evaluating the Fund’s expenses and performance as none of the funds in the Fund’s Broadridge expense group, expense universe or performance universe or Morningstar category pursue a comparable investment strategy; (3) the Manager’s explanation that the Fund’s expense profile is attributable to the higher expenses associated with investments in frontier market countries than emerging market countries, which the Fund’s peer group funds invest in; (4) the Fund’s outperformance relative to the Broadridge performance universe and Morningstar category for the 1-year period ended February 28, 2017; and (5) the Manager’s recommendation to continue to retain the subadvisor.

68

Renewal and Approval of Management and

Investment Advisory Agreements

July 31, 2017 (Unaudited)

Based on these and other considerations, the Trustees: (1) concluded that the fees paid to the Manager and subadvisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the American Beacon Global Evolution Frontier Markets Income Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund.

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72

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, and Ultra Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, MA	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Global Evolution Frontier Markets Income Fund and American Beacon GLG Total Return Fund are service marks of American Beacon Advisors, Inc.

SAR 7/17

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b)    The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds
Date: October 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President American Beacon Funds Date: October 10, 2017

By /s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds
Date: October 10, 2017